UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.60%
APPAREL AND ACCESSORY STORES - 0.71%
6,528	*	J Crew Group, Inc	$196,297

		TOTAL APPAREL AND ACCESSORY STORES	196,297

APPAREL AND OTHER TEXTILE PRODUCTS - 0.72%
3,070		Polo Ralph Lauren Corp	198,598

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	198,598

BUSINESS SERVICES - 9.30%
15,399	*	Adobe Systems, Inc	576,693
2,236	*	Cognizant Technology Solutions Corp	165,598
3,687	*	eBay, Inc	104,563
8,474	*	Electronic Arts, Inc	471,832
1,823	*	Google, Inc (Class A)	732,664
18,552		Microsoft Corp	507,026

		TOTAL BUSINESS SERVICES	2,558,376

CHEMICALS AND ALLIED PRODUCTS - 13.51%
15,489		Abbott Laboratories	752,146
10,354	*	Amgen, Inc	740,622
1,307	*	Genentech, Inc	108,089
921	*	Genzyme Corp	62,140
4,474	*	Gilead Sciences, Inc	307,364
4,000	*	Keryx Biopharmaceuticals, Inc	47,320
7,978		Monsanto Co	375,046
10,308		Procter & Gamble Co	638,890
1,150		Roche Holding AG.	198,832
9,579		Wyeth	486,996

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,717,445

COMMUNICATIONS - 2.73%
5,449		America Movil S.A. de C.V. (ADR)	214,527
13,119		AT&T, Inc	427,155
2,188	*	Comcast Corp (Class A)	80,628
831	*	Univision Communications, Inc (Class A)	28,537

		TOTAL COMMUNICATIONS	750,847

EATING AND DRINKING PLACES - 1.35%
10,922	*	Starbucks Corp	371,894

		TOTAL EATING AND DRINKING PLACES	371,894

ELECTRIC, GAS, AND SANITARY SERVICES - 0.79%
8,127		Fortum Oyj	216,518

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	216,518

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.18%
8,165	*	Apple Computer, Inc	628,950
8,616	*	Broadcom Corp (Class A)	261,409
33,181	*	Cisco Systems, Inc	763,163
3,079		Cooper Industries Ltd (Class A)	262,392
5,629		Emerson Electric Co	472,048
16,841		Intel Corp	346,419
6,921	b*	Marvell Technology Group Ltd	134,060
17,554		Motorola, Inc	438,850
10,042	*	Network Appliance, Inc	371,654

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE

16,922		Qualcomm, Inc	$615,115
4,723		Texas Instruments, Inc	157,040

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,451,100

ENGINEERING AND MANAGEMENT SERVICES - 2.53%
6,851	*	Celgene Corp	296,648
10,804		Paychex, Inc	398,127

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	694,775

FOOD AND KINDRED PRODUCTS - 2.68%
11,279		PepsiCo, Inc	736,068

		TOTAL FOOD AND KINDRED PRODUCTS	736,068

FURNITURE AND HOME FURNISHINGS STORES - 0.72%
5,198	*	Bed Bath & Beyond, Inc	198,875

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	198,875

GENERAL MERCHANDISE STORES - 2.69%
8,978		Target Corp	496,035
4,954		Wal-Mart Stores, Inc	244,331

		TOTAL GENERAL MERCHANDISE STORES	740,366

HEALTH SERVICES - 2.11%
3,043		Caremark Rx, Inc	172,447
6,800	*	Medco Health Solutions, Inc	408,748

		TOTAL HEALTH SERVICES	581,195

HOLDING AND OTHER INVESTMENT OFFICES - 0.67%
810		Alcon, Inc	92,745
83		Hugoton Royalty Trust	2,187
1,697		iShares Russell 1000 Growth Index Fund	88,329

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	183,261

HOTELS AND OTHER LODGING PLACES - 1.37%
6,566		Starwood Hotels & Resorts Worldwide, Inc	375,509

		TOTAL HOTELS AND OTHER LODGING PLACES	375,509

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.62%
2,124	*	Alstom RGPT	192,170
8,427		Applied Materials, Inc	149,411
6,976		General Electric Co	246,253
7,331		Hewlett-Packard Co	268,974
9,996		International Game Technology	414,834

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,271,642

INSTRUMENTS AND RELATED PRODUCTS - 5.32%
9,184		Johnson & Johnson	596,409
2,965		Medtronic, Inc	137,695
10,766	*	St. Jude Medical, Inc	379,932
5,176	*	Zimmer Holdings, Inc	349,380

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,463,416

INSURANCE CARRIERS - 2.77%
4,911		Aetna, Inc	194,230
4,225		American International Group, Inc	279,948

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE

11,692		Progressive Corp	$286,922

		TOTAL INSURANCE CARRIERS	761,100

LEATHER AND LEATHER PRODUCTS - 1.41%
11,230	*	Coach, Inc	386,312

		TOTAL LEATHER AND LEATHER PRODUCTS	386,312

METAL MINING - 0.99%
6,526		Anglo American plc	272,848

		TOTAL METAL MINING	272,848

MISCELLANEOUS RETAIL - 1.76%
15,085		CVS Corp	484,530

		TOTAL MISCELLANEOUS RETAIL	484,530

MOTION PICTURES - 0.61%
5,465		Walt Disney Co	168,923

		TOTAL MOTION PICTURES	168,923

NONDEPOSITORY INSTITUTIONS - 2.09%
10,254		American Express Co	575,044

		TOTAL NONDEPOSITORY INSTITUTIONS	575,044

OIL AND GAS EXTRACTION - 2.48%
5,649		Halliburton Co	160,714
5,154		Schlumberger Ltd	319,703
4,809		XTO Energy, Inc	202,603

		TOTAL OIL AND GAS EXTRACTION	683,020

PETROLEUM AND COAL PRODUCTS - 0.52%
2,195		EOG Resources, Inc	142,785

		TOTAL PETROLEUM AND COAL PRODUCTS	142,785

PRIMARY METAL INDUSTRIES - 2.87%
11,484		BHP Billiton plc	198,248
24,251	*	Corning, Inc	591,967

		TOTAL PRIMARY METAL INDUSTRIES	790,215

RAILROAD TRANSPORTATION - 0.38%
3,210		CSX Corp	105,384

		TOTAL RAILROAD TRANSPORTATION	105,384

SECURITY AND COMMODITY BROKERS - 7.29%
29,085		Charles Schwab Corp	520,622
754		Chicago Mercantile Exchange Holdings, Inc	360,601
10,777	*	E*Trade Financial Corp	257,786
2,348		Goldman Sachs Group, Inc	397,211
2,863		Merrill Lynch & Co, Inc	223,944
13,073		TD Ameritrade Holding Corp	246,426

		TOTAL SECURITY AND COMMODITY BROKERS	2,006,590

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES			VALUE

TOBACCO PRODUCTS - 2.58%
9,270		Altria Group, Inc	$709,619

		TOTAL TOBACCO PRODUCTS	709,619

TRANSPORTATION EQUIPMENT - 3.60%
6,081		Boeing Co	479,487
8,073		United Technologies Corp	511,425

		TOTAL TRANSPORTATION EQUIPMENT	990,912

TRANSPORTATION SERVICES - 0.91%
5,602		CH Robinson Worldwide, Inc	249,737

		TOTAL TRANSPORTATION SERVICES	249,737

TRUCKING AND WAREHOUSING - 0.96%
3,680		United Parcel Service, Inc (Class B)	264,739

		TOTAL TRUCKING AND WAREHOUSING	264,739

WHOLESALE TRADE-DURABLE GOODS - 0.38%
1,792	*	WESCO International, Inc	103,990

		TOTAL WHOLESALE TRADE-DURABLE GOODS	103,990

		TOTAL COMMON STOCKS (Cost $25,578,706)	27,401,930

		TOTAL PORTFOLIO - 99.60% (Cost $25,578,706)	27,401,930
		OTHER ASSETS & LIABILITIES, NET - 0.40%	111,072

		NET ASSETS - 100.00%	$27,513,002

*	Non-income producing

b	In bankruptcy

ABBREVIATION:

ADR - American Depositary Receipt

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.74%
AMUSEMENT AND RECREATION SERVICES - 0.53%
13,950		Aristocrat Leisure Ltd	$146,597
700		Nintendo Co Ltd	144,237

			290,834

APPAREL AND ACCESSORY STORES - 0.83%
4,211	*	J Crew Group, Inc	126,625
4,663		Nordstrom, Inc	197,245
3,373	*	Under Armour, Inc	134,987

		TOTAL APPAREL AND ACCESSORY STORES	458,857

BUSINESS SERVICES - 5.34%
8,370	*	Adobe Systems, Inc	313,457
1,727	*	Akamai Technologies, Inc	86,333
11,765		Automatic Data Processing, Inc	556,955
2,507	*	Citrix Systems, Inc	90,778
1,058	*	Google, Inc (Class A)	425,210
6,217	*	McAfee, Inc	152,068
37,727		Microsoft Corp	1,031,079
8,276	*	Redback Networks, Inc	114,871
6,295	*	THQ, Inc	183,625

		TOTAL BUSINESS SERVICES	2,954,376

CHEMICALS AND ALLIED PRODUCTS - 14.94%
12,615		Abbott Laboratories	612,584
6,999		Air Products & Chemicals, Inc	464,524
6,424		Akzo Nobel NV	395,732
4,122	*	Amgen, Inc	294,847
243	*	Bare Escentuals, Inc	6,597
7,558		Bristol-Myers Squibb Co	188,345
6,013		Colgate-Palmolive Co	373,407
5,354		Cytec Industries, Inc	297,629
3,638		Du Pont (E.I.) de Nemours & Co	155,852
5,603	*	Gilead Sciences, Inc	384,926
5,489	*	Keryx Biopharmaceuticals, Inc	64,935
16,302		Merck & Co, Inc	683,054
11,050		Monsanto Co	519,461
3,309		Novartis AG. (ADR)	193,378
32,281		Pfizer, Inc	915,489
18,775		Procter & Gamble Co	1,163,675
1,623		Roche Holding AG.	280,613
16,205		Schering-Plough Corp	357,968
3,265		Sigma-Aldrich Corp	247,063
13,021		Wyeth	661,988

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,262,067

COAL MINING - 0.55%
4,971		Peabody Energy Corp	182,833
3,637		Sasol Ltd (ADR)	119,621

		TOTAL COAL MINING	302,454

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE

COMMUNICATIONS - 3.35%
5,143		America Movil S.A. de C.V. (ADR)	$202,480
24,327		AT&T, Inc	792,087
8,521		BellSouth Corp	364,273
14,329		Cablevision Systems Corp (Class A)	325,412
3,471		Embarq Corp	167,892

		TOTAL COMMUNICATIONS	1,852,144

DEPOSITORY INSTITUTIONS - 10.16%
26,726		Bank of America Corp	1,431,712
15,776		Citigroup, Inc	783,594
22,670		JPMorgan Chase & Co	1,064,583
8,691		Marshall & Ilsley Corp	418,732
9,441		Northern Trust Corp	551,638
10,087		South Financial Group, Inc	262,565
21,160		US Bancorp	702,935
11,056		Wells Fargo & Co	400,006

		TOTAL DEPOSITORY INSTITUTIONS	5,615,765

EATING AND DRINKING PLACES - 0.67%
9,490		McDonald’s Corp	371,249

		TOTAL EATING AND DRINKING PLACES	371,249

ELECTRIC, GAS, AND SANITARY SERVICES - 2.85%
8,922		American Electric Power Co, Inc	324,493
12,066		DPL, Inc	327,230
3,127		Edison International	130,208
3,634		Entergy Corp	284,288
8,373		Exelon Corp	506,901

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,573,120

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.51%
10,227	*	Agere Systems, Inc	152,689
2,808		Amphenol Corp (Class A)	173,899
7,721	*	Apple Computer, Inc	594,749
47,744	*	Cisco Systems, Inc	1,098,112
7,996	*	Comverse Technology, Inc	171,434
7,075		Emerson Electric Co	593,310
5,356	*	Freescale Semiconductor, Inc	203,796
7,169		Gamesa Corp Tecnologica S.A.	157,087
17,941		Honeywell International, Inc	733,787
17,805		Intel Corp	366,249
71,659	*	JDS Uniphase Corp	156,933
5,438	*	LG.Philips LCD Co Ltd (ADR)	90,216
14,450		Motorola, Inc	361,250
11,536	*	Nvidia Corp	341,350
15,426		Qualcomm, Inc	560,735
549	*	Research In Motion Ltd	56,360

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,811,956

FOOD AND KINDRED PRODUCTS - 3.69%
4,149		Hershey Co	221,764
741		Nestle S.A.	258,368

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE

16,729		PepsiCo, Inc	$1,091,735
22,085		Tate & Lyle plc	297,518
10,609		Tyson Foods, Inc (Class A)	168,471

		TOTAL FOOD AND KINDRED PRODUCTS	2,037,856

GENERAL MERCHANDISE STORES - 2.44%
7,501		Target Corp	414,430
12,208		TJX Cos, Inc	342,190
11,991		Wal-Mart Stores, Inc	591,396

		TOTAL GENERAL MERCHANDISE STORES	1,348,016

HEALTH SERVICES - 2.23%
9,211	*	Coventry Health Care, Inc	474,551
9,140	*	Medco Health Solutions, Inc	549,405
5,886		Pharmaceutical Product Development, Inc	210,071

		TOTAL HEALTH SERVICES	1,234,027

HOLDING AND OTHER INVESTMENT OFFICES - 1.02%
2,111		Boston Properties, Inc	218,151
2,580		SPDR Trust Series 1	344,636

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	562,787

HOTELS AND OTHER LODGING PLACES - 0.49%
3,979		Accor S.A.	271,200

		TOTAL HOTELS AND OTHER LODGING PLACES	271,200

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.16%
4,128	*	Alstom RGPT	373,483
47,643		General Electric Co	1,681,798
26,919		Hewlett-Packard Co	987,658
4,441		International Business Machines Corp	363,896

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,406,835

INSURANCE AGENTS, BROKERS AND SERVICE - 0.88%
5,606		Hartford Financial Services Group, Inc	486,320

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	486,320

INSURANCE CARRIERS - 3.27%
11,986		ACE Ltd	655,994
17,413		American International Group, Inc	1,153,785

		TOTAL INSURANCE CARRIERS	1,809,779

METAL MINING - 0.95%
7,891		Anglo American plc	329,918
3,695		Freeport-McMoRan Copper & Gold, Inc (Class A)	196,796

		TOTAL METAL MINING	526,714

MISCELLANEOUS RETAIL - 1.35%
8,714		Best Buy Co, Inc	466,722
8,636		CVS Corp	277,388

		TOTAL MISCELLANEOUS RETAIL	744,110

MOTION PICTURES - 2.36%
9,137		CBS Corp	257,389

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES			VALUE

32,569		News Corp (Class A)	$639,981
7,391		Time Warner, Inc	134,738
8,842		Walt Disney Co	273,306

		TOTAL MOTION PICTURES	1,305,414

NONDEPOSITORY INSTITUTIONS - 3.02%
12,838		American Express Co	719,955
9,794		Fannie Mae	547,583
7,722		SLM Corp	401,390

		TOTAL NONDEPOSITORY INSTITUTIONS	1,668,928

OIL AND GAS EXTRACTION - 2.62%
10,771	*	Cameron International Corp	520,347
2,725	*	National Oilwell Varco, Inc	159,549
12,430		Schlumberger Ltd	771,033

		TOTAL OIL AND GAS EXTRACTION	1,450,929

PETROLEUM AND COAL PRODUCTS - 6.16%
2,755		Apache Corp	174,116
3,024		Ashland, Inc	192,871
1,501		Devon Energy Corp	94,788
31,219		Exxon Mobil Corp	2,094,795
6,623		Marathon Oil Corp	509,309
7,447		Noble Energy, Inc	339,509

		TOTAL PETROLEUM AND COAL PRODUCTS	3,405,388

PRINTING AND PUBLISHING - 0.23%
2,589		Meredith Corp	127,715

		TOTAL PRINTING AND PUBLISHING	127,715

RAILROAD TRANSPORTATION - 0.40%
6,797		CSX Corp	223,146

		TOTAL RAILROAD TRANSPORTATION	223,146

SECURITY AND COMMODITY BROKERS - 2.87%
3,175		AllianceBernstein Holding Lp	219,043
2,321		Bear Stearns Cos, Inc	325,172
7,998		Lazard Ltd	319,760
9,910		Morgan Stanley	722,538

		TOTAL SECURITY AND COMMODITY BROKERS	1,586,513

TOBACCO PRODUCTS - 3.71%
26,788		Altria Group, Inc	2,050,621

		TOTAL TOBACCO PRODUCTS	2,050,621

TRANSPORTATION BY AIR - 0.40%
9,463	*	AMR Corp	218,974

		TOTAL TRANSPORTATION BY AIR	218,974

TRANSPORTATION EQUIPMENT - 3.57%
4,634	*	BE Aerospace, Inc	97,731
7,000		Boeing Co	551,950
11,896		Raytheon Co	571,127

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		VALUE

11,896	United Technologies Corp	$753,612

	TOTAL TRANSPORTATION EQUIPMENT	1,974,420

TRANSPORTATION SERVICES - 0.38%
4,759	CH Robinson Worldwide, Inc	212,156

	TOTAL TRANSPORTATION SERVICES	212,156

TRUCKING AND WAREHOUSING - 0.40%
1,250	DSV A/S	218,543

	TOTAL TRUCKING AND WAREHOUSING	218,543

WHOLESALE TRADE-NONDURABLE GOODS - 1.41%
8,900	Cardinal Health, Inc	585,086
5,736	Sysco Corp	191,869

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	776,955

	TOTAL COMMON STOCKS (Cost $48,663,670)	55,140,168

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.58%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.58%
$ 320,000	Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	320,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	320,000

	TOTAL SHORT-TERM INVESTMENTS (Cost$319,988)	320,000

	TOTAL PORTFOLIO - 100.32% (Cost $48,983,658)	55,460,168
	OTHER ASSETS & LIABILITIES, NET - (0.32%)	(174,504)

	NET ASSETS - 100.00%	$5,285,664

*	Non-income producing

ABBREVIATION:

ADR - American Depositary Receipt

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 98.80%
AGRICULTURAL SERVICES - 0.03%
9,800		AWB Ltd	$23,884

		TOTAL AGRICULTURAL SERVICES	23,884

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
71,000		Toyobo Co Ltd	186,929

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	186,929

BUSINESS SERVICES - 1.14%
36		NTT Data Corp	166,095
5,000		Secom Co Ltd	247,619
55,019		WPP Group plc	681,956

		TOTAL BUSINESS SERVICES	1,095,670

CHEMICALS AND ALLIED PRODUCTS - 12.02%
24,000		Air Water, Inc	225,321
202	*	Arkema	9,531
128,872		Bayer AG.	6,569,349
8,408		Dr Reddy’s Laboratories Ltd	133,906
19,600	*	Dyno Nobel Ltd	34,913
6,700		JSR Corp	147,471
11,000		Kaken Pharmaceutical Co Ltd	74,870
13,500		Kuraray Co Ltd	150,171
42,000		Nippon Paint Co Ltd	218,667
13,000		Nippon Shokubai Co Ltd	157,376
8,793		Novartis AG.	513,326
40,491		Reckitt Benckiser plc	1,678,501
6,400		Shin-Etsu Chemical Co Ltd	408,516
25,000		Sumitomo Chemical Co Ltd	186,667
13,500		Takeda Pharmaceutical Co Ltd	842,286
32,000		Teijin Ltd	172,292

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,523,163

COAL MINING - 0.98%
49,105		BHP Billiton Ltd	938,007

		TOTAL COAL MINING	938,007

COMMUNICATIONS - 2.16%
62		KDDI Corp	386,303
3,700		News Corp	74,869
47		Nippon Telegraph & Telephone Corp	230,772
97,322		Royal KPN NV	1,241,500
244		SKY Perfect Communications, Inc	136,537

		TOTAL COMMUNICATIONS	2,069,981

DEPOSITORY INSTITUTIONS - 6.69%
15,552		Australia & New Zealand Banking Group Ltd	311,332
30,000	*	China Merchants Bank Co Ltd	42,281
19		DBS Group Holdings Ltd	230
7,900		Hang Seng Bank Ltd	99,832
4,771		ICICI Bank Ltd (ADR)	146,517

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		VALUE

32,252	Julius Baer Holding AG.	$3,221,460
86	Mitsubishi UFJ Financial Group, Inc	1,106,624
66	Mizuho Financial Group. Inc	511,797
54	Sumitomo Mitsui Financial Group, Inc	566,857
39,000	Sumitomo Trust & Banking Co Ltd	408,076

	TOTAL DEPOSITORY INSTITUTIONS	6,415,006

ELECTRIC, GAS, AND SANITARY SERVICES - 4.99%
153,223	Fortum Oyj	4,082,138
35,000	Hong Kong & China Gas Ltd	82,034
601,000	Xinao Gas Holdings Ltd	617,150

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,781,322

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.05%
1,500	Fanuc Ltd	117,079
900	Hirose Electric Co Ltd	119,238
7,400	Hitachi Maxell Ltd	95,973
7,000	Hoya Corp	263,704
2,600	Kyocera Corp	222,527
1,700	NEC Electronics Corp	58,430
3,000	NGK Spark Plug Co Ltd	59,556
1,000	Rohm Co Ltd	92,868
8,454	Satyam Computer Services Ltd	150,653
12,700	Sony Corp	513,913
3,700	Sumco Corp	274,074

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,968,015

FABRICATED METAL PRODUCTS - 0.28%
11,000	NEOMAX Co Ltd	188,571
7,003	Tata Steel Ltd	81,680

	TOTAL FABRICATED METAL PRODUCTS	270,251

FOOD AND KINDRED PRODUCTS - 3.04%
6,000	Ajinomoto Co, Inc	64,610
25,697	Bajaj Hindusthan Ltd	181,348
2,700	Cosan SA Industria e Comercio	43,524
10,085	Groupe Danone	1,415,667
21,000	Meiji Seika Kaisha Ltd	106,667
21,000	Mitsui Sugar Co Ltd	69,511
16,000	Nichirei Corp	84,385
39,000	Nippon Formula Feed Manufacturing Co Ltd	66,362
123,000	Nisshin Oillio Group Ltd	713,270
20,000	Nosan Corp	57,228
78,000	Olam International Ltd	83,488
30,000	PT Astra Agro Lestari Tbk	29,594

	TOTAL FOOD AND KINDRED PRODUCTS	2,915,654

FOOD STORES - 1.19%
145,133	Tesco plc	978,260
10,681	Woolworths Ltd	161,281

	TOTAL FOOD STORES	1,139,541

GENERAL BUILDING CONTRACTORS - 1.59%
2,800	Daito Trust Construction Co Ltd	151,941

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE

21,900		Lend Lease Corp Ltd	$261,480
26,000		Sekisui Chemical Co Ltd	219,225
11,000		Sekisui House Ltd	166,408
1,000,000		Shanghai Forte Land Co	349,136
66,000		Shimizu Corp	377,143

		TOTAL GENERAL BUILDING CONTRACTORS	1,525,333

GENERAL MERCHANDISE STORES - 0.12%
6,600		Isetan Co Ltd	111,355

		TOTAL GENERAL MERCHANDISE STORES	111,355

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.86%
41,839		Vinci S.A.	4,658,151

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,658,151

HOLDING AND OTHER INVESTMENT OFFICES - 12.78%
203,275		Collins Stewart Tullett plc	3,311,226
165,952		GEA Group AG.	2,992,401
10		Housing Development Finance Corp	334
31,000		iShares MSCI EAFE Index Fund	2,100,250
429,054	*	Man Group Plc	3,598,948
235,200		Noble Group Ltd	154,011
4,400		Softbank Corp	91,073

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,248,243

HOTELS AND OTHER LODGING PLACES - 5.03%
69,716		Accor S.A.	4,751,696
2,290		Indian Hotels Co Ltd	69,054

		TOTAL HOTELS AND OTHER LODGING PLACES	4,820,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.88%
9,100		Canon, Inc	474,548
3,900		Fuji Photo Film Co Ltd	142,298
15,000		Komatsu Ltd	259,048
8,500		Konica Minolta Holdings, Inc	113,837
12,000	v*	Lee Kee Holdings Ltd	4,113
4,300		Melco Holdings, Inc	125,587
34,703		Rheinmetall AG.	2,525,903
7,000		Riso Kagaku Corp	126,519
1,200		SMC Corp	158,781
9,000		Sumitomo Heavy Industries Ltd	75,352
6,500		Tokyo Seimitsu Co Ltd	341,164
12,500		Toyota Tsusho Corp	329,101

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,676,251

INSTRUMENTS AND RELATED PRODUCTS - 1.18%
3,280		Advantest Corp	162,716
9,397		Tecan Group AG.	468,929
13,200		Terumo Corp	500,622

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,132,267

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
13,831		QBE Insurance Group Ltd	252,552

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	252,552

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 4.51%
67,000		Aioi Insurance Co Ltd	$461,130
73,590		AMP Ltd	490,329
38,704		AXA S.A.	1,427,210
4,500	v	Millea Holdings, Inc	156,381
33,000		Nipponkoa Insurance Co Ltd	263,162
11,000		Sompo Japan Insurance, Inc	144,059
2,000		T&D Holdings, Inc	144,762
5,038		Zurich Financial Services AG.	1,237,895

		TOTAL INSURANCE CARRIERS	4,324,928

METAL MINING - 0.88%
1,400		Cameco Corp	51,015
3,800		Newcrest Mining Ltd	63,723
65,525		Oxiana Ltd	141,624
11,240	*	Paladin Resources Ltd	39,792
8,722	*	Polyus Gold (ADR)	370,685
2,492		Rio Tinto Ltd	130,196
5,062		Zinifex Ltd	44,329

		TOTAL METAL MINING	841,364

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
162,976		Futuris Corp Ltd	246,576

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	246,576

NONDEPOSITORY INSTITUTIONS - 6.25%
51,803		Deutsche Postbank AG.	3,931,486
32,316		Hypo Real Estate Holding AG.	2,016,139
2,920		ICICI Bank Ltd	44,482

		TOTAL NONDEPOSITORY INSTITUTIONS	5,992,107

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
25,000		Itochu Corp	193,651

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	193,651

OIL AND GAS EXTRACTION - 1.51%
9	*	Inpex Holdings, Inc	71,467
2,000		Japan Petroleum Exploration Co	121,566
2,800	*	Kazmu Gas Exploration	40,992
423,000		PetroChina Co Ltd (Class H)	454,999
1,843		Petroleo Brasileiro S.A. (ADR)	154,499
7,068		Total S.A.	463,815
4,936		Woodside Petroleum Ltd	144,393

		TOTAL OIL AND GAS EXTRACTION	1,451,731

PETROLEUM AND COAL PRODUCTS - 1.51%
42,890		BP plc	467,374
25,026		ENI S.p.A.	741,631
7,208		Royal Dutch Shell plc (A Shares)	237,797

		TOTAL PETROLEUM AND COAL PRODUCTS	1,446,802

PRIMARY METAL INDUSTRIES - 1.04%
43,756		BHP Billiton plc	755,360
59,000		Nippon Steel Corp	242,743

		TOTAL PRIMARY METAL INDUSTRIES	998,103

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.32%
44		East Japan Railway Co	$307,674

		TOTAL RAILROAD TRANSPORTATION	307,674

REAL ESTATE - 1.02%
19,000		Mitsui Fudosan Co Ltd	431,873
330		ORIX Corp	91,213
50,000	v*	Shui On Land Ltd	34,336
11,000		Sumitomo Realty & Development Co Ltd	323,132
6,884		Westfield Group	96,559

		TOTAL REAL ESTATE	977,113

SECURITY AND COMMODITY BROKERS - 0.09%
1,648		Macquarie Bank Ltd	84,934

		TOTAL SECURITY AND COMMODITY BROKERS	84,934

STONE, CLAY, AND GLASS PRODUCTS - 2.38%
39,239		CSR Ltd	87,150
19,875		Holcim Ltd	1,624,395
10,000		Krosaki Harima Corp	35,471
24,000		NGK Insulators Ltd	337,270
67,000		Sumitomo Osaka Cement Co Ltd	198,519

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,282,805

TOBACCO PRODUCTS - 0.48%
118		Japan Tobacco, Inc	458,514

		TOTAL TOBACCO PRODUCTS	458,514

TRANSPORTATION EQUIPMENT - 7.66%
3,800		Denso Corp	133,503
238,501		Fiat S.p.A.	3,801,572
18,200		Honda Motor Co Ltd	611,674
31,000		Keppel Corp Ltd	288,871
5,000		Mitsuba Corp	39,026
18,000		NHK Spring Co Ltd	208,305
37,000		NSK Ltd	312,288
9,900		Toyota Industries Corp	419,886
28,100		Toyota Motor Corp	1,527,213

		TOTAL TRANSPORTATION EQUIPMENT	7,342,338

TRUCKING AND WAREHOUSING - 4.81%
175,599		Deutsche Post AG.	4,609,248

		TOTAL TRUCKING AND WAREHOUSING	4,609,248

WHOLESALE TRADE-DURABLE GOODS - 0.20%
15,300		Sumitomo Corp	190,789

		TOTAL WHOLESALE TRADE-DURABLE GOODS	190,789

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
25,500	*	China BlueChemical Ltd	7,397
5,600		Mitsubishi Corp	105,244
48,827		Sigma Pharmaceuticals Ltd	94,980

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	207,621

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $84,650,735)	$94,708,623

	TOTAL PORTFOLIO - 98.80% (Cost $84,650,735)	94,708,623
	OTHER ASSETS & LIABILITIES, NET - 1.20%	1,147,721

	NET ASSETS - 100.00%	$95,856,344

*	Non-income producing

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)

September 30, 2006

	VALUE	% OF MARKET VALUE
DOMETIC
UNITED STATES OF AMERICA	$2,100,250	2.22%

TOTAL DOMESTIC	2,100,250	2.22

FOREIGN
AUSTRALIA	3,722,903	3.93
BRAZIL	198,023	0.21
CANADA	51,015	0.05
CHINA	40,992	0.04
FINLAND	4,082,138	4.31
FRANCE	12,726,071	13.44
GERMANY	22,644,527	23.91
HONG KONG	1,691,279	1.79
INDIA	807,974	0.85
INDONESIA	29,594	0.03
ITALY	4,543,203	4.80
JAPAN	21,156,442	22.34
NETHERLANDS	1,241,500	1.31
RUSSIA	370,685	0.39
SINGAPORE	526,600	0.56
SWITZERLAND	7,066,006	7.46
UNITED KINGDOM	11,709,421	12.36

TOTAL FOREIGN	92,608,373	97.78

TOTAL PORTFOLIO	$94,708,623	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.46%
APPAREL AND ACCESSORY STORES - 2.61%
3,742	*	Aeropostale, Inc	$109,379
74,441		Gap, Inc	1,410,657

		TOTAL APPAREL AND ACCESSORY STORES	1,520,036

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
584		Liz Claiborne, Inc	23,074
405		VF Corp	29,545

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	52,619

BUSINESS SERVICES - 2.61%
10,373	*	DynCorp International, Inc	130,596
8,479	*	Interpublic Group of Cos, Inc	83,942
42,215	*	Novell, Inc	258,356
17,549	*	Redback Networks, Inc	243,580
1,400,000		Solomon Systech International Ltd	244,395
52,148	*	Sun Microsystems, Inc	259,176
12,792	*	United Rentals, Inc	297,414

		TOTAL BUSINESS SERVICES	1,517,459

CHEMICALS AND ALLIED PRODUCTS - 10.42%
14,234		Akzo Nobel NV	876,844
255	*	Bare Escentuals, Inc	6,923
7,669		Bristol-Myers Squibb Co	191,111
14,366		Colgate-Palmolive Co	892,129
16,802		Du Pont (E.I.) de Nemours & Co	719,798
21,000	*	Hercules, Inc	331,170
40,234		Pfizer, Inc	1,141,036
5,066		Procter & Gamble Co	313,991
5,426	*	Sepracor, Inc	262,835
9		Tronox, Inc	115
4,473		Unilever plc	110,299
4,442		Unilever plc (ADR)	110,206
4,468	*	Vertex Pharmaceuticals, Inc	150,348
18,242	*	Warner Chilcott Ltd	242,619
14,148		Wyeth	719,284

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,068,708

COAL MINING - 1.29%
8,598		Peabody Energy Corp	316,234
13,139		Sasol Ltd (ADR)	432,142

		TOTAL COAL MINING	748,376

COMMUNICATIONS - 5.28%
36,388		AT&T, Inc	1,184,793
12,330		BellSouth Corp	527,108
20,225		Cablevision Systems Corp (Class A)	459,310
1,970	*	Liberty Media Holding Corp (Interactive)	40,149
394	*	Liberty Media Holding Corp (Capital)	32,927
35,947		Sprint Nextel Corp	616,491
33,020		Telecom Corp of New Zealand Ltd	93,766
3,246		Verizon Communications, Inc	120,524

		TOTAL COMMUNICATIONS	3,075,068

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 19.24%
44,689		Bank of America Corp	$2,393,990
21,558		Bank of New York Co, Inc	760,135
10,285		Citigroup, Inc	510,856
64,666		Hudson City Bancorp, Inc	856,824
44,492		JPMorgan Chase & Co	2,089,344
7,810		Marshall & Ilsley Corp	376,286
86		National City Corp	3,148
17,751		South Financial Group, Inc	462,058
15,031		SunTrust Banks, Inc	1,161,596
10,126		TCF Financial Corp	266,213
24,339		US Bancorp	808,542
11,656		Wachovia Corp	650,405
15,715		Washington Mutual, Inc	683,131
5,018		Wells Fargo & Co	181,551

		TOTAL DEPOSITORY INSTITUTIONS	11,204,079

EATING AND DRINKING PLACES - 1.69%
12,900		Brinker International, Inc	517,161
92,782		Compass Group plc	466,003

		TOTAL EATING AND DRINKING PLACES	983,164

ELECTRIC, GAS, AND SANITARY SERVICES - 5.46%
16,966		American Electric Power Co, Inc	617,053
973		Dominion Resources, Inc	74,425
20,748		DPL, Inc	562,686
3,030		Duke Energy Corp	91,506
5,294		Edison International	220,442
4,477		Entergy Corp	350,236
2,138		FirstEnergy Corp	119,429
5,224		FPL Group, Inc	235,080
774		MDU Resources Group, Inc	17,291
3,077	*	Mirant Corp	84,033
6,840		Northeast Utilities	159,167
5,394	*	NRG Energy, Inc	244,348
3,839		PPL Corp	126,303
49,500	*	Sojitz Holdings Corp	160,914
3,390		Southern Co	116,819

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,179,732

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.94%
15,628	*	Agere Systems, Inc	233,326
7,977	*	Ciena Corp	217,373
35,689		Honeywell International, Inc	1,459,680
16,918		Intel Corp	348,003
159,468	*	JDS Uniphase Corp	349,235
4,785		Linear Technology Corp	148,909
7,463	*	Marvell Technology Group Ltd	144,558
5,623	*	Qimonda AG.	95,591
23,961		RadioShack Corp	462,447

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,459,122

ENGINEERING AND MANAGEMENT SERVICES - 0.53%
17,698	*	Infrasource Services, Inc	310,600

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	310,600

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.41%
5,375		Illinois Tool Works, Inc	$241,337

		TOTAL FABRICATED METAL PRODUCTS	241,337

FOOD AND KINDRED PRODUCTS - 0.67%
14,386	*	Smithfield Foods, Inc	388,710

		TOTAL FOOD AND KINDRED PRODUCTS	388,710

FORESTRY - 0.32%
5,000		Rayonier, Inc	189,000

		TOTAL FORESTRY	189,000

GENERAL BUILDING CONTRACTORS - 0.38%
42,000	*	Daikyo, Inc	219,378

		TOTAL GENERAL BUILDING CONTRACTORS	219,378

GENERAL MERCHANDISE STORES - 0.14%
1,670		Costco Wholesale Corp	82,966

		TOTAL GENERAL MERCHANDISE STORES	82,966

HEALTH SERVICES - 1.31%
103,810	*	Healthsouth Corp	514,898
5,801		Omnicare, Inc	249,965

		TOTAL HEALTH SERVICES	764,863

HOLDING AND OTHER INVESTMENT OFFICES - 0.84%
2		Cross Timbers Royalty Trust	93
1,944		iShares Russell 1000 Value Index Fund	149,824
2,375		New Century Financial Corp	93,361
7,193		Plum Creek Timber Co, Inc	244,850

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	488,128

HOTELS AND OTHER LODGING PLACES - 1.66%
14,183		Accor S.A.	966,683

		TOTAL HOTELS AND OTHER LODGING PLACES	966,683

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.11%
6,556	*	Alstom RGPT	593,158
6,340		General Electric Co	223,802
27,026		Hewlett-Packard Co	991,584

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,808,544

INSTRUMENTS AND RELATED PRODUCTS - 0.21%
7,312	*	Eagle Test Systems, Inc	120,794

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	120,794

INSURANCE AGENTS, BROKERS AND SERVICE - 0.84%
5,902		AON Corp	199,901
2,200		Hartford Financial Services Group, Inc	190,850
3,514		Marsh & McLennan Cos, Inc	98,919

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	489,670

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE

INSURANCE CARRIERS - 8.88%
195		Aegon NV	$3,660
16,705		Aetna, Inc	660,683
18,722		American International Group, Inc	1,240,520
6,954		Aspen Insurance Holdings Ltd	179,622
10,673		Axis Capital Holdings Ltd	370,246
1,565		Everest Re Group Ltd	152,634
8,001		Max Re Capital Ltd	183,703
17,247		Montpelier Re Holdings Ltd	334,419
7,331		PartnerRe Ltd	495,356
6,677		Platinum Underwriters Holdings Ltd	205,852
21,351		St. Paul Travelers Cos, Inc	1,001,148
5,008		XL Capital Ltd (Class A)	344,050

		TOTAL INSURANCE CARRIERS	5,171,893

METAL MINING - 0.26%
1,494	*	Barrick Gold Corp	45,896
807		MMC Norilsk Nickel (ADR)	104,910

		TOTAL METAL MINING	150,806

MISCELLANEOUS RETAIL - 1.93%
117,024	*	Rite Aid Corp	531,289
3,755	*	Sears Holdings Corp	593,628

		TOTAL MISCELLANEOUS RETAIL	1,124,917

MOTION PICTURES - 0.15%
3,174		CBS Corp	89,411

		TOTAL MOTION PICTURES	89,411

NONDEPOSITORY INSTITUTIONS - 2.78%
19,547		Fannie Mae	1,092,873
5,295		Freddie Mac	351,217
3,820		Takefuji Corp	175,275

		TOTAL NONDEPOSITORY INSTITUTIONS	1,619,365

OIL AND GAS EXTRACTION - 0.94%
440		Equitable Resources, Inc	15,391
5,800	*	Kazmu Gas Exploration	84,912
5,022		Petroleo Brasileiro S.A. (ADR)	420,994
418		Pogo Producing Co	17,117
274		W&T Offshore, Inc	8,004

		TOTAL OIL AND GAS EXTRACTION	546,418

PAPER AND ALLIED PRODUCTS - 0.79%
3,032		Kimberly-Clark Corp	198,172
1,143	*	Smurfit-Stone Container Corp	12,802
6,261		Temple-Inland, Inc	251,066

		TOTAL PAPER AND ALLIED PRODUCTS	462,040

PETROLEUM AND COAL PRODUCTS - 8.24%
8,995		Apache Corp	568,484
28,916		Chevron Corp	1,875,492
3,343		ConocoPhillips	199,009
8,323		Devon Energy Corp	525,597
11,796		Exxon Mobil Corp	791,512
2,154		Marathon Oil Corp	165,643

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES			VALUE

3,760		Noble Energy, Inc	$171,418
10,408		Occidental Petroleum Corp	500,729

		TOTAL PETROLEUM AND COAL PRODUCTS	4,797,884

PRIMARY METAL INDUSTRIES - 0.08%
1,005	*	Lone Star Technologies, Inc	48,622

		TOTAL PRIMARY METAL INDUSTRIES	48,622

PRINTING AND PUBLISHING - 0.47%
4,836		Gannett Co, Inc	274,830

		TOTAL PRINTING AND PUBLISHING	274,830

RAILROAD TRANSPORTATION - 0.05%
950		CSX Corp	31,188

		TOTAL RAILROAD TRANSPORTATION	31,188

SECURITY AND COMMODITY BROKERS - 3.54%
326		Janus Capital Group, Inc	6,429
15,217		Morgan Stanley	1,109,471
8,000		Nomura Holdings, Inc	140,868
15,517		TD Ameritrade Holding Corp	292,495
20,725		Waddell & Reed Financial, Inc (Class A)	512,944

		TOTAL SECURITY AND COMMODITY BROKERS	2,062,207

TOBACCO PRODUCTS - 3.77%
28,659		Altria Group, Inc	2,193,846

		TOTAL TOBACCO PRODUCTS	2,193,846

TRANSPORTATION BY AIR - 0.35%
21,823	*	JetBlue Airways Corp	202,299

		TOTAL TRANSPORTATION BY AIR	202,299

TRANSPORTATION EQUIPMENT - 0.78%
42,262		Ford Motor Co	341,900
67		Genuine Parts Co	2,890
739	*	Magna International, Inc (Class A)	53,969
1,206		Raytheon Co	57,900

		TOTAL TRANSPORTATION EQUIPMENT	456,659

WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
8,055		Cardinal Health, Inc	529,536
6,755	*	Dean Foods Co	283,845

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	813,381

		TOTAL COMMON STOCKS (Cost $51,086,840)	57,924,802

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.27%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.27%
$740,000	Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	$740,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	740,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $739,902)	740,000

	TOTAL PORTFOLIO - 100.73% (Cost $51,826,742)	58,664,802
	OTHER ASSETS & LIABILITIES, NET - (0.73%)	(428,238)

	NET ASSETS - 100.00%	$58,236,564

*	Non-income producing

ABBREVIATION:

ADR - American Depositary Receipt

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 98.03%
AGRICULTURAL PRODUCTION-CROPS - 0.17%
6,700		Chiquita Brands International, Inc	$89,646

		TOTAL AGRICULTURAL PRODUCTION-CROPS	89,646

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.23%
100		Seaboard Corp	120,500

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	120,500

AMUSEMENT AND RECREATION SERVICES - 0.67%
800		Dover Downs Gaming & Entertainment, Inc	9,720
1,400	*	Live Nation, Inc	28,588
1,000	*	Marvel Entertainment, Inc	24,140
3,800	*	Multimedia Games, Inc	34,504
2,500	*	Pinnacle Entertainment, Inc	70,300
2,700		Speedway Motorsports, Inc	98,307
12,400		Westwood One, Inc	87,792

		TOTAL AMUSEMENT AND RECREATION SERVICES	353,351

APPAREL AND ACCESSORY STORES - 2.01%
2,400	*	Aeropostale, Inc	70,152
1,600		Brown Shoe Co, Inc	57,344
800		Buckle, Inc	30,352
4,000	*	Carter’s, Inc	105,560
1,700		Cato Corp (Class A)	37,247
2,200	*	Charlotte Russe Holding, Inc	60,588
3,500	*	Charming Shoppes, Inc	49,980
500	*	Children’s Place Retail Stores, Inc	32,015
1,530	*	Citi Trends, Inc	52,800
500	*	Dress Barn, Inc	10,910
800	*	New York & Co, Inc	10,464
5,367	*	Pacific Sunwear Of California, Inc	80,934
11,300	*	Payless Shoesource, Inc	281,370
2,680		Stage Stores, Inc	78,631
2,800	*	Tween Brands, Inc	105,280

		TOTAL APPAREL AND ACCESSORY STORES	1,063,627

APPAREL AND OTHER TEXTILE PRODUCTS - 0.80%
800	*	Columbia Sportswear Co	44,664
1,100	*	Guess ?, Inc	53,383
700	*	Gymboree Corp	29,526
4,400		Kellwood Co	126,852
4,100		Phillips-Van Heusen Corp	171,257

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	425,682

AUTO REPAIR, SERVICES AND PARKING - 0.07%
1,600	*	Wright Express Corp	38,496

		TOTAL AUTO REPAIR, SERVICES AND PARKING	38,496

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.32%
5,100	*	CSK Auto Corp	71,910
2,600		Lithia Motors, Inc (Class A)	64,272
1,400		Sonic Automotive, Inc	32,326

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	168,508

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
1,400	*	Central Garden & Pet Co	$67,564

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	67,564

BUSINESS SERVICES - 11.59%
12,100	*	3Com Corp	53,361
3,500		ABM Industries, Inc	65,660
2,700	*	Actuate Corp	11,934
4,100		Administaff, Inc	138,170
2,100	*	Advent Software, Inc	76,041
1,425	*	Altiris, Inc	30,053
1,800	*	Ansoft Corp	44,838
2,000	*	aQuantive, Inc	47,240
2,800		Arbitron, Inc	103,628
1,900	*	Ariba, Inc	14,231
10,900	*	Art Technology Group, Inc	27,904
3,622	*	Asset Acceptance Capital Corp	58,858
3,600	*	Avocent Corp	108,432
1,400	*	Bankrate, Inc	37,184
4,031	*	BearingPoint, Inc	31,684
1,600		Blackbaud, Inc	35,184
500	*	Blackboard, Inc	13,250
1,200		Brady Corp (Class A)	42,192
2,000		Catalina Marketing Corp	55,000
7,482	*	CBIZ, Inc	54,619
58,100	*	CMGI, Inc	61,586
7,900	*	CNET Networks, Inc	75,682
800		Computer Programs & Systems, Inc	26,216
500	*	COMSYS IT Partners, Inc	8,595
2,032	*	Covansys Corp	34,828
1,789	*	CSG Systems International, Inc	47,283
1,900		Deluxe Corp	32,490
5,300	*	Dendrite International, Inc	51,834
4,751	*	Digital Insight Corp	139,299
900	*	Digital River, Inc	46,008
21,300	*	Earthlink, Inc	154,851
2,175	*	eFunds Corp	52,591
1,600	*	Filenet Corp	55,728
1,200	*	Forrester Research, Inc	31,572
800	*	Gerber Scientific, Inc	11,984
3,300		Gevity HR, Inc	75,174
2,800	*	Global Cash Access, Inc	42,252
3,800	*	Heidrick & Struggles International, Inc	136,800
4,600	*	Hyperion Solutions Corp	158,608
3,400	*	i2 Technologies, Inc	63,682
8,300	*	Informatica Corp	112,797
2,005	*	Infospace, Inc	36,972
2,900	*	Internap Network Services Corp	44,138
1,800	*	Internet Security Systems, Inc	49,968
3,700		Interpool, Inc	83,102
1,600	*	inVentiv Health, Inc	51,248
2,800	*	JDA Software Group, Inc	43,176
2,300	*	Keane, Inc	33,143
1,516		Kelly Services, Inc (Class A)	41,554
2,265	*	Kforce, Inc	27,021
1,900	*	Korn/Ferry International	39,786
1,600	*	Kronos, Inc	54,544
3,200	*	Labor Ready, Inc	50,976
12,898	*	Lawson Software, Inc	93,511
1,900	*	Manhattan Associates, Inc	45,866
1,875	*	Mantech International Corp (Class A)	61,894
2,400	*	Mentor Graphics Corp	33,792
800	*	MicroStrategy, Inc	81,464
1,000		MoneyGram International, Inc	29,060
8,000	*	MPS Group, Inc	120,880
1,300	*	MRO Software, Inc	33,371

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,955	*	NCO Group, Inc	$51,260
2,200	*	NetFlix, Inc	50,116
3,600	*	Packeteer, Inc	30,996
3,024	*	Parametric Technology Corp	52,799
6,600	*	Perot Systems Corp (Class A)	91,014
7,100	*	Premiere Global Services, Inc	61,628
2,500	*	Progress Software Corp	65,000
1,800	*	Radisys Corp	38,250
9,600	*	RealNetworks, Inc	101,856
2,719	*	Rent-A-Center, Inc	79,639
4,400	*	Rewards Network, Inc	21,428
1,900		Rollins, Inc	40,109
1	*	S1 Corp	5
3,100	*	Sohu.com, Inc	68,262
1,000	*	SonicWALL, Inc	10,920
3,000		Sotheby’s Holdings, Inc (Class A)	96,720
13,900	*	Spherion Corp	99,385
4,600	*	SPSS, Inc	114,678
1,100		Stellent, Inc	11,924
10,300	*	Sybase, Inc	249,672
5,100	*	SYKES Enterprises, Inc	103,785
2,700		Talx Corp	66,204
4,300	*	TeleTech Holdings, Inc	67,209
20,900	*	TIBCO Software, Inc	187,682
2,800	*	TNS, Inc	42,168
3,102	*	Transaction Systems Architects, Inc	106,461
2,700	*	Travelzoo, Inc	77,814
6,793	*	Trizetto Group, Inc	102,846
3,000		United Online, Inc	36,540
2,500	*	Universal Compression Holdings, Inc	133,625
3,448	*	Vasco Data Security International	35,721
1,200	*	Verint Systems, Inc	36,060
2,100		Viad Corp	74,361
2,614	*	Vignette Corp	35,394
1,000	*	WebEx Communications, Inc	39,020
7,230	*	webMethods, Inc	55,309
2,300	*	Websense, Inc	49,703
3,500	*	Wind River Systems, Inc	37,485

		TOTAL BUSINESS SERVICES	6,147,837

CHEMICALS AND ALLIED PRODUCTS - 7.01%
600	*	Adams Respiratory Therapeutics, Inc	21,954
1,404	*	Adolor Corp	19,473
1,100	*	Alexion Pharmaceuticals, Inc	37,378
10,100	*	Alkermes, Inc	160,085
2,400	*	Alnylam Pharmaceuticals, Inc	34,584
3,600		Alpharma, Inc (Class A)	84,204
3,100	*	Anadys Pharmaceuticals, Inc	8,990
4,800	*	Andrx Corp	117,264
1,700		Arch Chemicals, Inc	48,365
700	*	Bentley Pharmaceuticals, Inc	8,400
2,300	*	BioCryst Pharmaceuticals, Inc	28,681
2,100	*	BioMarin Pharmaceuticals, Inc	29,883
3,260	*	Chattem, Inc	114,491
3,400	*	Combinatorx, Inc	21,182
8,905	*	Connetics Corp	97,065
1,500	*	Cotherix, Inc	10,590
2,000	*	Cubist Pharmaceuticals, Inc	43,480
1,900	*	Digene Corp	81,985
3,500	*	Emisphere Technologies, Inc	29,575
2,500	*	Enzon Pharmaceuticals, Inc	20,625
1,700		Ferro Corp	30,226
5,000		Georgia Gulf Corp	137,100
4,400		H.B. Fuller Co	103,136
3,500	*	Hana Biosciences, Inc	24,010
2,800	*	Hercules, Inc	44,156

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

350	*	Hi-Tech Pharmacal Co, Inc	$4,424
4,864	*	Human Genome Sciences, Inc	56,131
3,200	*	Immucor, Inc	71,712
5,700	*	Indevus Pharmaceuticals, Inc	33,744
600	*	Inverness Medical Innovations, Inc	20,856
3,100		Koppers Holdings, Inc	58,807
4,700	*	KV Pharmaceutical Co (Class A)	111,390
4,500		Mannatech, Inc	79,740
3,458	*	Medicines Co	78,012
1,600	*	MGI Pharma, Inc	27,536
800	*	Myogen, Inc	28,064
2,700	*	Nabi Biopharmaceuticals	15,606
2,500	*	NBTY, Inc	73,175
1,340	*	New River Pharmaceuticals, Inc	34,478
1,600		NewMarket Corp	93,056
2,600	*	NPS Pharmaceuticals, Inc	9,906
4,300		Olin Corp	66,048
1,500	*	OM Group, Inc	65,910
9,446	*	OraSure Technologies, Inc	75,946
1,200	*	OSI Pharmaceuticals, Inc	45,036
5,600	*	Pain Therapeutics, Inc	48,272
5,800	*	Panacos Pharmaceuticals, Inc	28,768
5,400	*	Par Pharmaceutical Cos, Inc	98,496
8,300		Perrigo Co	140,851
4,300	*	Pharmion Corp	92,665
2,237	*	Pioneer Cos, Inc	54,829
12,100	*	PolyOne Corp	100,793
3,300	*	Quidel Corp	46,596
800	*	Rockwood Holdings, Inc	15,984
5,100	*	Santarus, Inc	37,842
1,587	*	Sciele Pharma, Inc	29,899
3,500	*	Solexa, Inc	30,870
2,400		Stepan Co	70,152
2,100	*	SuperGen, Inc	9,786
4,714		UAP Holding Corp	100,738
2,145	*	United Therapeutics Corp	112,698
1,000	*	USANA Health Sciences, Inc	44,590
5,700		USEC, Inc	54,948
1,800		Valeant Pharmaceuticals International	35,604
1,860	*	Vertex Pharmaceuticals, Inc	62,589
2,200	*	Viropharma, Inc	26,774
1,000		Westlake Chemical Corp	32,010
2,700	*	WR Grace & Co	35,802

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,718,015

COAL MINING - 0.63%
9,300	*	Alpha Natural Resources, Inc	146,568
5,700	*	International Coal Group, Inc	24,054
2,600		Penn Virginia Corp	164,866

		TOTAL COAL MINING	335,488

COMMUNICATIONS - 2.04%
700		Anixter International, Inc	39,529
6,022	*	Brightpoint, Inc	85,633
1,606	*	Cbeyond Communications, Inc	44,085
5,100		Centennial Communications Corp	27,183
5,000	*	Cincinnati Bell, Inc	24,100
5,600		Citadel Broadcasting Corp	52,640
17,700	*	Covad Communications Group, Inc	26,373
4,000		CT Communications, Inc	86,880
4,800		Entercom Communications Corp	120,960
1,800	*	Eschelon Telecom, Inc	30,582
1,100		Fairpoint Communications, Inc	19,140
1,200	*	FiberTower Corp	11,340
10,475	*	Foundry Networks, Inc	137,746
7,300	*	General Communication, Inc (Class A)	90,447

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,900		Golden Telecom, Inc	$57,475
2,900	*	Lightbridge, Inc	33,988
3,700	*	Mastec, Inc	40,959
6,900	*	Syniverse Holdings, Inc	103,500
1,100		USA Mobility, Inc	25,124
3,500	*	Vonage Holdings Corp	24,080

		TOTAL COMMUNICATIONS	1,081,764

DEPOSITORY INSTITUTIONS - 9.22%
1,900		Anchor Bancorp Wisconsin, Inc	54,264
2,292		Bancfirst Corp	107,082
1,500		Bancorpsouth, Inc	41,640
1,100		Bank Mutual Corp	13,343
2,250		Bank of Granite Corp	39,442
3,300		Boston Private Financial Holdings, Inc	92,004
1,000		Cadence Financial Corp	20,270
900		Capitol Bancorp Ltd	40,050
778		Cathay General Bancorp	28,086
3,300	*	Centennial Bank Holdings, Inc	31,944
4,300		Central Pacific Financial Corp	157,294
1,816		Chemical Financial Corp	53,899
3,800		Chittenden Corp	109,022
7,101		Citizens Banking Corp	186,472
2,908		City Holding Co	115,942
2,000		Commercial Capital Bancorp, Inc	31,880
1,500		Community Bank System, Inc	33,240
1,700		Community Trust Bancorp, Inc	64,005
2,870		Corus Bankshares, Inc	64,173
2,100		Downey Financial Corp	139,734
4,300		First Bancorp	47,558
300		First Citizens Bancshares, Inc (Class A)	57,330
1,801		First Community Bancorp, Inc	100,766
900		First Financial Bankshares, Inc	34,335
1,096		First Financial Holdings, Inc	37,505
900		First Midwest Bancorp, Inc	34,101
12,374		First Niagara Financial Group, Inc	180,413
1,611	*	First Regional Bancorp	54,887
800		First Republic Bank	34,048
3,400	*	FirstFed Financial Corp	192,848
5,700		FirstMerit Corp	132,069
1,200		Flag Financial Corp	30,048
1,600		Flagstar Bancorp, Inc	23,280
839		FNB Corp	30,212
2,700	*	Franklin Bank Corp	53,676
6,555		Greater Bay Bancorp	184,917
9,785		Hanmi Financial Corp	191,786
1,900		Integra Bank Corp	48,032
1,000		International Bancshares Corp	29,680
1,162		ITLA Capital Corp	62,469
3,876		MAF Bancorp, Inc	160,040
1,060		Marshall & Ilsley Corp	51,071
4,445		MB Financial, Inc	163,887
840		Mercantile Bank Corp	33,222
2,500		Mid-State Bancshares	68,400
1,545		National Penn Bancshares, Inc	30,313
2,400		NewAlliance Bancshares, Inc	35,160
4,600		Old National Bancorp	87,860
1,600		Pacific Capital Bancorp	43,152
2,119		Placer Sierra Bancshares	47,063
675		Provident Bankshares Corp	25,009
5,400		Provident Financial Services, Inc	99,954
3,055		Republic Bancorp, Inc	40,723
900		S&T Bancorp, Inc	29,250
1,100		Sierra Bancorp	34,375
1,380		Simmons First National Corp (Class A)	40,034
1,112		Southwest Bancorp, Inc	28,712

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,100		Sterling Bancorp	$21,626
500		Sterling Bancshares, Inc	10,125
1,434		Sterling Financial Corp	31,534
366		Sterling Financial Corp	11,869
1,200		Suffolk Bancorp	38,304
3,401	*	Sun Bancorp, Inc	64,041
1,002	*	SVB Financial Group	44,729
2,064		Taylor Capital Group, Inc	60,991
1,112		TD Banknorth, Inc	32,115
4,835		TierOne Corp	164,052
1,900		UCBH Holdings, Inc	33,174
1,200		UMB Financial Corp	43,884
1,000		Umpqua Holdings Corp	28,600
211		Virginia Financial Group, Inc	5,794
22,300		W Holding Co, Inc	131,793
2,100		Westamerica Bancorporation	106,071
1,800		Wilshire Bancorp, Inc	34,272
500		Wintrust Financial Corp	25,075

		TOTAL DEPOSITORY INSTITUTIONS	4,890,020

EATING AND DRINKING PLACES - 2.08%
1,400		Applebees International, Inc	30,114
1,500		Bob Evans Farms, Inc	45,420
1,600	*	California Pizza Kitchen, Inc	47,888
1,300		CBRL Group, Inc	52,559
1,650	*	CEC Entertainment, Inc	51,992
4,600		CKE Restaurants, Inc	76,912
1,500		Domino’s Pizza, Inc	38,475
912		IHOP Corp	42,271
1,000	*	Jack in the Box, Inc	52,180
9,851	*	Luby’s, Inc	97,229
2,500	*	McCormick & Schmick’s Seafood Restaurants, Inc	56,225
2,100	*	O’Charleys, Inc	39,837
2,077	*	Papa John’s International, Inc	75,000
1,400	*	PF Chang’s China Bistro, Inc	48,594
4,400	*	Rare Hospitality International, Inc	134,464
1,000		Ruby Tuesday, Inc	28,190
4,287	*	Ruth’s Chris Steak House, Inc	80,681
4,600	*	Sonic Corp	104,006

		TOTAL EATING AND DRINKING PLACES	1,102,037

EDUCATIONAL SERVICES - 0.61%
5,000	*	Corinthian Colleges, Inc	54,050
5,500	*	DeVry, Inc	116,985
981	*	Lincoln Educational Services Corp	16,049
1,023		Strayer Education, Inc	110,699
1,500	*	Universal Technical Institute, Inc	26,835

		TOTAL EDUCATIONAL SERVICES	324,618

ELECTRIC, GAS, AND SANITARY SERVICES - 3.43%
1,300		American States Water Co	49,725
900		Avista Corp	21,312
3,925		Cleco Corp	99,067
2,190	*	Covanta Holding Corp	47,151
100		Crosstex Energy, Inc	8,957
1,700	*	El Paso Electric Co	37,978
800		Idacorp, Inc	30,248
2,013		ITC Holdings Corp	62,806
2,700		Laclede Group, Inc	86,616
1,200		New Jersey Resources Corp	59,160
2,500		Nicor, Inc	106,900
4,400		Northwest Natural Gas Co	172,832
4,055		NorthWestern Corp	141,844
2,380		Otter Tail Corp	69,591
400		Peoples Energy Corp	16,260
2,600	*	Pico Holdings, Inc	84,630

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,900		Piedmont Natural Gas Co, Inc	$174,639
2,600	*	Pike Electric Corp	38,740
3,700	*	Sierra Pacific Resources	53,058
1,100		South Jersey Industries, Inc	32,901
2,100		Southwest Gas Corp	69,972
4,800		UIL Holdings Corp	180,000
3,200		Unisource Energy Corp	106,656
200	*	Waste Connections, Inc	7,582
1,900		WGL Holdings, Inc	59,546

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,818,171

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.63%
3,400		Acuity Brands, Inc	154,360
4,502	*	Adaptec, Inc	19,854
1,800		Adtran, Inc	42,912
4,400	*	Advanced Energy Industries, Inc	74,976
6,000	*	Aeroflex, Inc	61,680
2,600	*	AMIS Holdings, Inc	24,674
5,700	*	Amkor Technology, Inc	29,412
3,100	*	Andrew Corp	28,613
16,500	*	Arris Group, Inc	189,090
10,100	*	Atmel Corp	61,004
2,300	*	ATMI, Inc	66,861
1,200		Baldor Electric Co	36,996
2,475	*	Benchmark Electronics, Inc	66,528
14,950	*	Brocade Communications Systems, Inc	105,547
500	*	Ceradyne, Inc	20,545
3,600	*	Checkpoint Systems, Inc	59,436
1,400	*	Comtech Telecommunications Corp	46,872
13,300	*	Conexant Systems, Inc	26,600
4,300	*	Electro Scientific Industries, Inc	88,580
2,267	*	EMS Technologies, Inc	42,574
2,200	*	Exar Corp	29,238
2,500	*	Fairchild Semiconductor International, Inc	46,750
900	*	Genlyte Group, Inc	64,080
4,100	*	Hexcel Corp	58,015
8,050	*	Ikanos Communications, Inc	94,749
2,574	*	Interdigital Communications Corp	87,773
800	*	Lamson & Sessions Co	19,056
13,100	*	Mattson Technology, Inc	108,730
10,376	*	Micrel, Inc	99,506
8,700	*	MRV Communications, Inc	24,012
338	*	Multi-Fineline Electronix, Inc	8,575
5,650	*	Omnivision Technologies, Inc	80,626
28,454	*	ON Semiconductor Corp	167,310
2,600	*	Oplink Communications Inc	51,948
2,600	*	Pericom Semiconductor Corp	25,350
12,000	*	Plexus Corp	230,400
700	*	PMC - Sierra, Inc	4,158
3,414	*	Polycom, Inc	83,745
1,919	*	Portalplayer, Inc	21,646
2,500	*	Power Integrations, Inc	49,000
12,700	*	RF Micro Devices, Inc	96,266
1,200	*	Rogers Corp	74,100
6,200	*	Semtech Corp	79,112
5,900	*	Silicon Image, Inc	75,048
1,900	*	Standard Microsystems Corp	53,998
5,400	*	Stratex Networks, Inc	23,976
500	*	Supertex, Inc	19,435
2,000	*	Synaptics, Inc	48,740
3,200		Technitrol, Inc	95,520
1,830	*	Tessera Technologies, Inc	63,647
2,300	*	Trident Microsystems, Inc	53,498
13,100	*	Triquint Semiconductor, Inc	68,120
3,400	*	Ulticom, Inc	35,394
1,300	*	Varian Semiconductor Equipment Associates, Inc	47,710

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

5,100	*	Zoran Corp	$82,008

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,518,353

ENGINEERING AND MANAGEMENT SERVICES - 1.42%
800	*	Advisory Board Co	40,416
2,700	*	Applera Corp (Celera Genomics Group)	37,584
1,600		CDI Corp	33,136
2,300	*	deCODE genetics, Inc	12,650
12,900	*	Digitas, Inc	124,098
3,100	*	Exelixis, Inc	27,001
2,400	*	ICOS Corp	60,144
2,700	*	Incyte Corp	11,421
1,660	*	Lifecell Corp	53,485
1,300	*	MTC Technologies, Inc	31,252
1,574	*	Myriad Genetics, Inc	38,799
1,100	*	Omnicell, Inc	19,679
2,333	*	PharmaNet Development Group, Inc	45,330
3,400	*	Regeneron Pharmaceuticals, Inc	53,346
2,400	*	Resources Connection, Inc	64,296
2,200	*	Rigel Pharmaceuticals, Inc	22,594
1,200	*	URS Corp	46,668
500		Washington Group International, Inc	29,430

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	751,329

ENVIRONMENTAL QUALITY AND HOUSING - 0.16%
15,100	*	Home Solutions of America, Inc	82,748

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	82,748

FABRICATED METAL PRODUCTS - 1.07%
1,400		Ameron International Corp	93,016
2,100		Aptargroup, Inc	106,848
500		Dynamic Materials Corp	16,210
5,558		Insteel Industries, Inc	110,437
1,700	*	NCI Building Systems, Inc	98,889
826		Silgan Holdings, Inc	31,025
1,500		Simpson Manufacturing Co, Inc	40,545
800		Valmont Industries, Inc	41,800
1,000		Watts Water Technologies, Inc (Class A)	31,760

		TOTAL FABRICATED METAL PRODUCTS	570,530

FOOD AND KINDRED PRODUCTS - 0.92%
900	*	Altus Pharmaceuticals, Inc	14,373
2,100		Corn Products International, Inc	68,334
2,600		Flowers Foods, Inc	69,888
4,659		Imperial Sugar Co	144,988
2,600		National Beverage Corp	30,966
4,578	*	Performance Food Group Co	128,596
1,422		Premium Standard Farms, Inc	27,089
200		Tootsie Roll Industries, Inc	5,862

		TOTAL FOOD AND KINDRED PRODUCTS	490,096

FOOD STORES - 0.27%
1,700	*	Pantry, Inc	95,829
2,900	*	Wild Oats Markets, Inc	46,893

		TOTAL FOOD STORES	142,722

FURNITURE AND FIXTURES - 1.02%
3,000		Ethan Allen Interiors, Inc	103,980
7,300		Furniture Brands International, Inc	138,992
2,700		Herman Miller, Inc	92,367
1,000		Hooker Furniture Corp	14,660
2,100		La-Z-Boy, Inc	29,316
5,403	*	Select Comfort Corp	118,218

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

2,109		Stanley Furniture Co, Inc	$44,943

		TOTAL FURNITURE AND FIXTURES	542,476

FURNITURE AND HOME FURNISHINGS STORES - 0.05%
1,300		Knoll, Inc	26,260

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	26,260

GENERAL BUILDING CONTRACTORS - 0.20%
600		Amrep Corp	29,322
700	*	Cavco Industries, Inc	22,057
500	*	Meritage Homes Corp	20,805
1,600	*	Perini Corp	33,408

		TOTAL GENERAL BUILDING CONTRACTORS	105,592

GENERAL MERCHANDISE STORES - 0.39%
3,700	*	Big Lots, Inc	73,297
3,400		Casey’s General Stores, Inc	75,718
900	*	Conn’s, Inc	18,783
2,452		Stein Mart, Inc	37,295

		TOTAL GENERAL MERCHANDISE STORES	205,093

HEALTH SERVICES - 1.37%
1,600	*	Amsurg Corp	35,616
3,300	*	Apria Healthcare Group, Inc	65,142
1,400	*	Genesis HealthCare Corp	66,682
6,758	*	Gentiva Health Services, Inc	111,102
400	*	Healthways, Inc	17,840
1,300	*	Kindred Healthcare, Inc	38,649
1,900		LCA-Vision, Inc	78,489
785	*	Magellan Health Services, Inc	33,441
2,600	*	Nektar Therapeutics	37,466
6,800	*	Odyssey HealthCare, Inc	96,424
1,000	*	Psychiatric Solutions, Inc	34,090
100	*	RehabCare Group, Inc	1,310
2,200	*	Sunrise Senior Living, Inc	65,714
1,880	*	United Surgical Partners International, Inc	46,680

		TOTAL HEALTH SERVICES	728,645

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
3,200		Granite Construction, Inc	170,720
500	*	Sterling Construction Co, Inc	10,030

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	180,750

HOLDING AND OTHER INVESTMENT OFFICES - 9.28%
1,400		Acadia Realty Trust	35,700
200	*	Alexander’s, Inc	62,050
500		Alexandria Real Estate Equities, Inc	46,900
3,300		American Campus Communities, Inc	84,183
5,300		American Financial Realty Trust	59,148
900		American Home Mortgage Investment Corp	31,383
2,900		Apollo Investment Corp	59,479
3,500		Arbor Realty Trust, Inc	89,460
2,500		Ashford Hospitality Trust, Inc	29,825
4,324		BioMed Realty Trust, Inc	131,190
1,397		Brandywine Realty Trust	45,472
100		Capital Southwest Corp	11,915
800		Capital Trust, Inc	32,584
1,600		CentraCore Properties Trust	50,800
1,100		Colonial Properties Trust	52,591
1,600		Corporate Office Properties Trust	71,616
900		Cousins Properties, Inc	30,789
3,000		Crescent Real Estate Equities Co	65,430

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,200		DiamondRock Hospitality Co	$102,982
2,200		Digital Realty Trust, Inc	68,904
900		Entertainment Properties Trust	44,388
4,900		Equity Inns, Inc	78,008
1,900		Equity Lifestyle Properties, Inc	86,849
3,200		Equity One, Inc	76,704
5,500		FelCor Lodging Trust, Inc	110,275
600		First Potomac Realty Trust	18,132
1,000		Getty Realty Corp	29,280
500		Gladstone Capital Corp	11,005
2,800		Glenborough Realty Trust, Inc	72,044
1,835		Glimcher Realty Trust	45,471
3,900		GMH Communities Trust	49,218
800		Harris & Harris Group, Inc	9,824
1,900		Heritage Property Investment Trust	69,274
6,900		Highland Hospitality Corp	98,877
1,913		Highwoods Properties, Inc	71,183
2,112		Home Properties, Inc	120,722
9,900		Innkeepers U.S.A. Trust	161,271
12,141		iShares Russell 2000 Index Fund	874,152
2,600		KKR Financial Corp	63,804
3,700		LaSalle Hotel Properties	160,358
2,400		LTC Properties, Inc	58,200
800		Maguire Properties, Inc	32,592
4,000		Medical Properties Trust, Inc	53,560
1,400		Mid-America Apartment Communities, Inc	85,708
1,600		National Health Investors, Inc	45,328
3,905		National Health Realty, Inc	77,749
6,100		NorthStar Realty Finance Corp	77,470
7,500		Omega Healthcare Investors, Inc	112,575
1,100		Parkway Properties, Inc	51,139
3,300		Pennsylvania Real Estate Investment Trust	140,481
1,500		Post Properties, Inc	71,280
800		Potlatch Corp	29,680
1,200		PS Business Parks, Inc	72,360
900		Sovran Self Storage, Inc	49,995
800	*	Star Maritime Acquisition Corp	7,688
4,800		Strategic Hotels & Resorts, Inc	95,424
4,600		Sunstone Hotel Investors, Inc	136,712
2,100		Tanger Factory Outlet Centers, Inc	74,802
3,400		Taubman Centers, Inc	151,028
1,200		Washington Real Estate Investment Trust	47,760
2,900		Winston Hotels, Inc	35,728

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,920,499

HOTELS AND OTHER LODGING PLACES - 0.37%
3,500	*	Bluegreen Corp	40,145
3,017	*	Isle of Capri Casinos, Inc	63,538
800	*	Monarch Casino & Resort, Inc	15,512
1,900	*	Vail Resorts, Inc	76,038

		TOTAL HOTELS AND OTHER LODGING PLACES	195,233

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.99%
1,900		Actuant Corp	95,190
800		Albany International Corp (Class A)	25,456
5,600	*	Asyst Technologies, Inc	37,856
1,000		Black Box Corp	38,920
2,900	*	Blount International, Inc	29,058
1,700		Briggs & Stratton Corp	46,835
2,300	*	Brooks Automation, Inc	30,015
700		Cascade Corp	31,955
10,580	*	Cirrus Logic, Inc	77,128
1,200	*	Columbus McKinnon Corp	21,636
1,605	*	Cymer, Inc	70,476
4,500	*	Electronics for Imaging, Inc	102,960
9,100	*	Emulex Corp	165,347

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

100	*	EnPro Industries, Inc	$3,006
2,900	*	Entegris, Inc	31,639
16,856	*	Extreme Networks, Inc	61,187
1,200	*	Global Imaging Systems, Inc	26,484
900	*	Hydril	50,454
1,200	*	Intermec, Inc	31,632
1,300	*	Intevac, Inc	21,840
800		Kaydon Corp	29,616
1,300	*	Komag, Inc	41,548
16,400	*	Kulicke & Soffa Industries, Inc	144,976
500		Lufkin Industries, Inc	26,460
3,500	*	Micros Systems, Inc	171,220
400	*	Middleby Corp	30,824
2,600		Modine Manufacturing Co	63,258
3,828		Nordson Corp	152,584
4,200	*	Oil States International, Inc	115,500
8,900	*	Palm, Inc	129,584
1,100	b,m*	Surebeam Corp (Class A)	1
3,600		Tennant Co	87,624
7,600	*	VA Software Corp	30,552
1,200		Watsco, Inc	55,212
1,200		Woodward Governor Co	40,248

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,118,281

INSTRUMENTS AND RELATED PRODUCTS - 6.48%
1,400	*	Affymetrix, Inc	30,184
5,200	*	Align Technology, Inc	59,176
9,200	*	American Medical Systems Holdings, Inc	169,556
1,700	*	American Science & Engineering, Inc	82,484
1,800	*	Anaren, Inc	37,926
1,400	*	Armor Holdings, Inc	80,262
828		Arrow International, Inc	26,339
800	*	Arthrocare Corp	37,488
2,397	*	Aspect Medical Systems, Inc	40,917
700	*	Bio-Rad Laboratories, Inc (Class A)	49,511
600	*	Biosite, Inc	27,738
1	*	Britesmile, Inc	2
9,700	*	Bruker BioSciences Corp	67,997
4,800	*	Candela Corp	52,368
700		CNS, Inc	19,761
1,239	*	Coherent, Inc	42,944
1,385	*	Conmed Corp	29,237
4,900	*	Depomed, Inc	19,992
900	*	DJ Orthopedics, Inc	37,377
400		DRS Technologies, Inc	17,468
2,606	*	DXP Enterprises, Inc	60,954
1,500	*	Esterline Technologies Corp	50,640
2,400	*	Flir Systems, Inc	65,184
3,000	*	Formfactor, Inc	126,390
1,910	*	Fossil, Inc	41,141
1,900	*	Haemonetics Corp	88,920
2,400	*	Illumina, Inc	79,296
1,185	*	Integra LifeSciences Holdings Corp	44,414
3,300	*	Intralase Corp	65,043
1,100	*	Intuitive Surgical, Inc	115,995
1,100		Invacare Corp	25,872
1,450	*	Itron, Inc	80,910
11,300	*	Kopin Corp	37,855
2,899	*	Kyphon, Inc	108,481
5,130	*	LTX Corp	25,701
900		Mentor Corp	45,351
2,600	*	MKS Instruments, Inc	52,806
2,620	*	Molecular Devices Corp	48,444
500		MTS Systems Corp	16,170
1,600	*	Neurometrix, Inc	30,416

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,000	*	Newport Corp	$65,200
600	*	Palomar Medical Technologies, Inc	25,320
600	*	Rofin-Sinar Technologies, Inc	36,462
800		Sirona Dental Systems, Inc	26,344
2,100	*	SonoSite, Inc	59,640
4,800		STERIS Corp	115,488
3,300	*	Symmetry Medical, Inc	49,797
3,000	*	Teledyne Technologies, Inc	118,800
5,594	*	Thoratec Corp	87,322
10,891	*	TriPath Imaging, Inc	98,346
2,000		United Industrial Corp	107,000
3,028	*	Varian, Inc	138,894
2,226	*	Ventana Medical Systems, Inc	90,888
1,200	*	Viasys Healthcare, Inc	32,688
1,600	*	Vital Images, Inc	50,528
3,400	*	Wright Medical Group, Inc	82,450
422		Young Innovations, Inc	15,175
2,300	*	Zoll Medical Corp	82,547
1,300	*	Zygo Corp	16,575

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,438,174

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
100		Hilb Rogal & Hobbs Co	4,265

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,265

INSURANCE CARRIERS - 2.29%
2,546		Affirmative Insurance Holdings, Inc	37,299
1,565	*	American Physicians Capital, Inc	75,715
900	*	AMERIGROUP Corp	26,595
2,365	*	Argonaut Group, Inc	73,386
3,100		Bristol West Holdings, Inc	45,105
1,380	*	Centene Corp	22,687
1,500		EMC Insurance Group, Inc	43,260
1,100		FBL Financial Group, Inc (Class A)	36,817
582		Harleysville Group, Inc	20,364
1,800	*	HealthExtras, Inc	50,958
700		LandAmerica Financial Group, Inc	46,053
2,600	*	Molina Healthcare, Inc	91,936
1,400		Odyssey Re Holdings Corp	47,292
3,000		Ohio Casualty Corp	77,610
100		Phoenix Cos, Inc	1,400
600	*	ProAssurance Corp	29,568
2,100		RLI Corp	106,659
1,300	*	SCPIE Holdings, Inc	30,602
4,883	*	SeaBright Insurance Holdings, Inc	68,216
1,600		Selective Insurance Group, Inc	84,176
300		State Auto Financial Corp	9,165
2,500		Tower Group, Inc	83,375
900	*	Triad Guaranty, Inc	46,053
700	*	WellCare Health Plans, Inc	39,641
550		Zenith National Insurance Corp	21,940

		TOTAL INSURANCE CARRIERS	1,215,872

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
1,350	*	Corrections Corp of America	58,388

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	58,388

LEATHER AND LEATHER PRODUCTS - 0.49%
1,700	*	Genesco, Inc	58,599
2,400	*	Iconix Brand Group, Inc	38,640
2,000	*	Timberland Co (Class A)	57,540
3,700		Wolverine World Wide, Inc	104,747

		TOTAL LEATHER AND LEATHER PRODUCTS	259,526

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

LEGAL SERVICES - 0.18%
3,900	*	FTI Consulting, Inc	$97,734

		TOTAL LEGAL SERVICES	97,734

LUMBER AND WOOD PRODUCTS - 0.62%
1,300		American Woodmark Corp	43,797
13,400	*	Champion Enterprises, Inc	92,460
1,200		Skyline Corp	45,852
3,000		Universal Forest Products, Inc	147,150

		TOTAL LUMBER AND WOOD PRODUCTS	329,259

METAL MINING - 0.13%
1,000		Cleveland-Cliffs, Inc	38,110
6,600	*	Coeur d’Alene Mines Corp	31,086

		TOTAL METAL MINING	69,196

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
2,100		Blyth, Inc	51,093
9,600		Callaway Golf Co	125,856
1,900	*	Shuffle Master, Inc	51,319
2,300		Yankee Candle Co, Inc	67,321

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	295,589

MISCELLANEOUS RETAIL - 0.69%
1,900		Cash America International, Inc	74,252
2,200		Longs Drug Stores Corp	101,222
1,825	*	Petco Animal Supplies, Inc	52,268
2,392	*	Priceline.com, Inc	88,002
1,900	*	Zale Corp	52,706

		TOTAL MISCELLANEOUS RETAIL	368,450

MOTION PICTURES - 0.09%
1,840	*	Macrovision Corp	43,590
136	*	Time Warner Telecom, Inc (Class A)	2,585

		TOTAL MOTION PICTURES	46,175

NONDEPOSITORY INSTITUTIONS - 1.58%
1,600	*	Accredited Home Lenders Holding Co	57,504
4,400		Advance America Cash Advance Centers, Inc	63,448
1,500		Ares Capital Corp	26,130
2,000		CharterMac	39,920
1,519	*	CompuCredit Corp	45,889
200	b,m*	DVI, Inc	0
2,600		Federal Agricultural Mortgage Corp (Class C)	68,822
6,300		Financial Federal Corp	168,840
1,900		MCG Capital Corp	31,027
8,500	*	Ocwen Financial Corp	126,650
800		Technology Investment Capital Corp	11,704
2,400	*	United PanAm Financial Corp	37,152
3,600	*	World Acceptance Corp	158,328

		TOTAL NONDEPOSITORY INSTITUTIONS	835,414

OIL AND GAS EXTRACTION - 2.18%
3,064	*	Atlas America, Inc	130,772
5,400	*	Basic Energy Services, Inc	131,760
2,400		Cabot Oil & Gas Corp (Class A)	115,032
3,300	*	Complete Production Services, Inc	65,142
700	*	Edge Petroleum Corp	11,529
1,700	*	Global Industries Ltd	26,452
8,600	*	Grey Wolf, Inc	57,448

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,200	*	Harvest Natural Resources, Inc	$33,120
1,018	*	Helix Energy Solutions Group, Inc	34,001
2,278	*	Hercules Offshore, Inc	70,732
10,000	*	Meridian Resource Corp	30,600
4,800	*	Parker Drilling Co	33,984
200	v*	PetroCorp	0
3,759	*	RAM Energy Resources, Inc	18,043
3,000		St. Mary Land & Exploration Co	110,130
1,300	*	Stone Energy Corp	52,624
1,000	*	Swift Energy Co	41,820
1,000	*	Todco	34,600
4,420	*	Trico Marine Services, Inc	149,175
400		W&T Offshore, Inc	11,684

		TOTAL OIL AND GAS EXTRACTION	1,158,648

PAPER AND ALLIED PRODUCTS - 0.22%
1,600	*	Cenveo, Inc	30,112
400		Greif, Inc (Class A)	32,044
2,582		Longview Fibre Co	52,466

		TOTAL PAPER AND ALLIED PRODUCTS	114,622

PERSONAL SERVICES - 0.08%
1,400		Jackson Hewitt Tax Service, Inc	42,014

		TOTAL PERSONAL SERVICES	42,014

PETROLEUM AND COAL PRODUCTS - 0.79%
4,400		Alon USA Energy, Inc	129,756
2,400	*	Delek US Holdings, Inc	44,400
2,100		Frontier Oil Corp	55,818
1,100	*	Giant Industries, Inc	89,320
800		Holly Corp	34,664
2,800		Western Refining, Inc	65,072

		TOTAL PETROLEUM AND COAL PRODUCTS	419,030

PRIMARY METAL INDUSTRIES - 2.12%
3,700	*	AK Steel Holding Corp	44,918
600	*	Aleris International, Inc	30,324
3,100		Belden CDT, Inc	118,513
800	*	Century Aluminum Co	26,920
1,200		Chaparral Steel Co	40,872
5,800	*	CommScope, Inc	190,588
2,900	*	Encore Wire Corp	102,341
1,700	*	General Cable Corp	64,957
1,000	*	Lone Star Technologies, Inc	48,380
1,964		Matthews International Corp (Class A)	72,295
2,500	*	Maverick Tube Corp	162,075
2,000		Mueller Industries, Inc	70,340
500	*	Oregon Steel Mills, Inc	24,435
1,500		Quanex Corp	45,525
700	*	RTI International Metals, Inc	30,506
700	*	Superior Essex, Inc	23,975
1,500		Worthington Industries, Inc	25,590

		TOTAL PRIMARY METAL INDUSTRIES	1,122,554

PRINTING AND PUBLISHING - 1.86%
5,000		American Greetings Corp (Class A)	115,600
2,400		Banta Corp	114,240
3,400		Belo (A.H.) Corp Series A	53,754
2,300	*	Consolidated Graphics, Inc	138,391
2,600		John H Harland Co	94,770
4,700		Journal Register Co	26,649
9,300	*	Playboy Enterprises, Inc (Class B)	87,513
3,600		Reader’s Digest Association, Inc (Class A)	46,656

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

2,325	*	Scholastic Corp	$72,424
13,400	*	Valassis Communications, Inc	236,510

		TOTAL PRINTING AND PUBLISHING	986,507

REAL ESTATE - 0.20%
3,000	*	Alderwoods Group, Inc	59,490
1,300	*	Trammell Crow Co	47,463

		TOTAL REAL ESTATE	106,953

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.64%
600	*	AEP Industries, Inc	25,170
1,500	*	Jarden Corp	49,455
300		PW Eagle, Inc	9,003
2,000		Schulman (A.), Inc	47,020
5,900		Spartech Corp	157,943
1,300		Tupperware Corp	25,298
700		West Pharmaceutical Services, Inc	27,489

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	341,378

SECURITY AND COMMODITY BROKERS - 0.52%
100		Greenhill & Co, Inc	6,702
600	*	IntercontinentalExchange, Inc	45,042
7,000	*	Knight Capital Group, Inc	127,400
4,200	*	LaBranche & Co, Inc	43,554
100		optionsXpress Holdings, Inc	2,788
800	*	Piper Jaffray Cos	48,496

		TOTAL SECURITY AND COMMODITY BROKERS	273,982

SOCIAL SERVICES - 0.16%
2,067	*	Bright Horizons Family Solutions, Inc	86,256
1	*	Res-Care, Inc	20

		TOTAL SOCIAL SERVICES	86,276

SPECIAL TRADE CONTRACTORS - 0.94%
4,100		Chemed Corp	132,266
3,100		Comfort Systems USA, Inc	35,526
3,300	d*	EMCOR Group, Inc	180,972
2,200	*	Insituform Technologies, Inc (Class A)	53,416
5,800	*	Quanta Services, Inc	97,788

		TOTAL SPECIAL TRADE CONTRACTORS	499,968

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
1,600	*	Cabot Microelectronics Corp	46,112

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	46,112

TEXTILE MILL PRODUCTS - 0.10%
1,200		Oxford Industries, Inc	51,492

		TOTAL TEXTILE MILL PRODUCTS	51,492

TRANSPORTATION BY AIR - 1.10%
21,533	*	ABX Air, Inc	121,015
3,100	*	Airtran Holdings, Inc	30,752
6,439	*	EGL, Inc	234,637
1,600	*	ExpressJet Holdings, Inc	10,576
2,400	*	Republic Airways Holdings, Inc	37,248

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,100		Skywest, Inc	$149,572

		TOTAL TRANSPORTATION BY AIR	583,800

TRANSPORTATION EQUIPMENT - 2.52%
1,300		A.O. Smith Corp	51,259
2,800		ArvinMeritor, Inc	39,872
3,087	*	BE Aerospace, Inc	65,105
3,500		Clarcor, Inc	106,715
2,000		Federal Signal Corp	30,500
360		Freightcar America, Inc	19,080
3,400		Group 1 Automotive, Inc	169,660
1,709		Kaman Corp (Class A)	30,779
600	*	Miller Industries, Inc	10,962
8,300	*	Navistar International Corp	214,306
8,000	*	Orbital Sciences Corp	150,160
3,200		Polaris Industries, Inc	131,680
700	*	Sequa Corp (Class A)	65,702
1,100		Triumph Group, Inc	46,585
3,800		Visteon Corp	30,970
6,900		Wabash National Corp	94,461
2,900		Westinghouse Air Brake Technologies Corp	78,677

		TOTAL TRANSPORTATION EQUIPMENT	1,336,473

TRANSPORTATION SERVICES - 0.38%
4,758	*	HUB Group, Inc	108,387
2,700		Lear Corp	55,890
1,454		Pacer International, Inc	40,363

		TOTAL TRANSPORTATION SERVICES	204,640

TRUCKING AND WAREHOUSING - 0.58%
998		Arkansas Best Corp	42,944
2,350		Forward Air Corp	77,762
6,996		Heartland Express, Inc	109,697
900	*	Old Dominion Freight Line	27,027
1,455	*	Saia, Inc	47,433
100		Werner Enterprises, Inc	1,871

		TOTAL TRUCKING AND WAREHOUSING	306,734

WATER TRANSPORTATION - 0.06%
1,000	*	Kirby Corp	31,330

		TOTAL WATER TRANSPORTATION	31,330

WHOLESALE TRADE-DURABLE GOODS - 1.32%
3,571		Agilysys, Inc	50,137
4,600		Applied Industrial Technologies, Inc	112,240
2,200		Barnes Group, Inc	38,632
2,800		BlueLinx Holdings, Inc	26,656
1,334		Building Material Holding Corp	34,711
1,885	*	Digi International, Inc	25,447
11,300		IKON Office Solutions, Inc	151,872
1,870	*	Insight Enterprises, Inc	38,541
1,100	*	Interline Brands, Inc	27,148
800	*	Keystone Automotive Industries, Inc	30,416
900	*	LKQ Corp	19,773
1,400		Reliance Steel & Aluminum Co	44,996
2,300		Ryerson Tull, Inc	50,347
3,900	*	Tyler Technologies, Inc	50,427

		TOTAL WHOLESALE TRADE-DURABLE GOODS	701,343

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
1,900	*	Allscripts Healthcare Solutions, Inc	$42,655
1,500	*	Hain Celestial Group, Inc	38,340
1,140		Spartan Stores, Inc	19,266
3,000		United Stationers, Inc	139,530

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	239,791

		TOTAL COMMON STOCKS (Cost $49,942,542)	51,995,620

WARRANTS - 0.00% **
COMMUNICATIONS - 0.00% **
1	v*	RCN Corp (expires 12/21/06)	0
		TOTAL COMMUNICATIONS	0

		TOTAL WARRANTS (Cost $0)	0

PRINCIPAL

SHORT-TERM INVESTMENTS - 2.21%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.21%
$1,170,000		Federal Home Loan Bank (FHLB) 4.750% 10/02/06	1,170,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,170,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,169,846)	1,170,000

		TOTALPORTFOLIO - 100.24% (Cost $51,112,388)	53,165,620
		OTHER ASSETS & LIABILITIES, NET - (0.24%)	(125,417)

		NET ASSETS - 100.00%	$53,040,203

*	Non-income producing

**	Represents less than 0.01%

b	In bankruptcy

d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.83%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
439		Chiquita Brands International, Inc	$5,874

		TOTAL AGRICULTURAL PRODUCTION-CROPS	5,874

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439		Pilgrim’s Pride Corp	12,007
4		Seaboard Corp	4,820

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	16,827

AMUSEMENT AND RECREATION SERVICES - 0.20%
604	*	Bally Technologies, Inc	10,630
409	*	Bally Total Fitness Holding Corp	618
218	*	Century Casinos, Inc	2,167
134		Churchill Downs, Inc	5,636
267		Dover Downs Gaming & Entertainment, Inc	3,244
67		Dover Motorsports, Inc	363
2,010		Harrah’s Entertainment, Inc	133,524
314		International Speedway Corp (Class A)	15,650
250	*	Lakes Entertainment, Inc	2,415
256	*	Leapfrog Enterprises, Inc	2,030
332	*	Life Time Fitness, Inc	15,368
749	*	Live Nation, Inc	15,295
500	*	Magna Entertainment Corp (Class A)	2,345
457	*	Marvel Entertainment, Inc	11,032
194	*	MTR Gaming Group, Inc	1,822
488	*	Multimedia Games, Inc	4,431
786	*	Penn National Gaming, Inc	28,705
573	*	Pinnacle Entertainment, Inc	16,113
1,200	*	Six Flags, Inc	6,276
164		Speedway Motorsports, Inc	5,971
1,006		Warner Music Group Corp	26,106
859		Westwood One, Inc	6,082
295	*	WMS Industries, Inc	8,617
100		World Wrestling Entertainment, Inc	1,643

		TOTAL AMUSEMENT AND RECREATION SERVICES	326,083

APPAREL AND ACCESSORY STORES - 0.71%
944		Abercrombie & Fitch Co (Class A)	65,589
589	*	Aeropostale, Inc	17,216
1,230		American Eagle Outfitters, Inc	53,911
840	*	AnnTaylor Stores Corp	35,162
119		Bebe Stores, Inc	2,949
243		Brown Shoe Co, Inc	8,709
65		Buckle, Inc	2,466
300	*	Cache, Inc	5,367
528	*	Carter’s, Inc	13,934
318	*	Casual Male Retail Group, Inc	4,366
325		Cato Corp (Class A)	7,121
270	*	Charlotte Russe Holding, Inc	7,436
1,400	*	Charming Shoppes, Inc	19,992
1,896	*	Chico’s FAS, Inc	40,821
222	*	Children’s Place Retail Stores, Inc	14,215
390		Christopher & Banks Corp	11,497
100	*	Citi Trends, Inc	3,451
1,078		Claire’s Stores, Inc	31,434
46		DEB Shops, Inc	1,179
600	*	Dress Barn, Inc	13,092
200	*	DSW, Inc	6,300
565		Finish Line, Inc (Class A)	7,130

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

1,692		Foot Locker, Inc	$42,723
5,652		Gap, Inc	107,105
1,034	*	Hanesbrands, Inc	23,275
450	*	HOT Topic, Inc	5,013
180	*	J Crew Group, Inc	5,413
242	*	Jo-Ann Stores, Inc	4,046
180	*	JOS A Bank Clothiers, Inc	5,393
3,521	*	Kohl’s Corp	228,583
3,610		Limited Brands, Inc	95,629
140	*	New York & Co, Inc	1,831
2,561		Nordstrom, Inc	108,330
675	*	Pacific Sunwear Of California, Inc	10,179
800	*	Payless Shoesource, Inc	19,920
1,561		Ross Stores, Inc	39,665
66	*	Shoe Carnival, Inc	1,665
274		Stage Stores, Inc	8,039
232		Talbots, Inc	6,322
1,045	*	The Wet Seal, Inc	6,416
359	*	Tween Brands, Inc	13,498
200	*	Under Armour, Inc	8,004
1,138	*	Urban Outfitters, Inc	20,131

		TOTAL APPAREL AND ACCESSORY STORES	1,134,517

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
165	*	Columbia Sportswear Co	9,212
200	*	Guess ?, Inc	9,706
377	*	Gymboree Corp	15,902
600	*	Hartmarx Corp	4,062
1,170		Jones Apparel Group, Inc	37,955
300		Kellwood Co	8,649
1,080		Liz Claiborne, Inc	42,671
300	*	Maidenform Brands, Inc	5,790
562		Phillips-Van Heusen Corp	23,475
663		Polo Ralph Lauren Corp	42,889
1,142	*	Quiksilver, Inc	13,875
141	*	True Religion Apparel, Inc	2,976
885		VF Corp	64,561
488	*	Warnaco Group, Inc	9,438

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	291,161

AUTO REPAIR, SERVICES AND PARKING - 0.06%
100	*	Amerco, Inc	7,415
100		Bandag, Inc	4,104
300		Central Parking Corp	4,950
268	*	Dollar Thrifty Automotive Group, Inc	11,945
251	*	Midas, Inc	5,191
73		Monro Muffler, Inc	2,483
544	*	PHH Corp	14,906
662		Ryder System, Inc	34,212
400	*	Wright Express Corp	9,624

		TOTAL AUTO REPAIR, SERVICES AND PARKING	94,830

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,182		Advance Auto Parts	38,935
64	*	America’s Car-Mart, Inc	1,053
200		Asbury Automotive Group, Inc	4,120
1,589	*	Autonation, Inc	33,210
594	*	Autozone, Inc	61,360
1,109	*	Carmax, Inc	46,256
817	*	Copart, Inc	23,031
495	*	CSK Auto Corp	6,980
220		Lithia Motors, Inc (Class A)	5,438
200	*	MarineMax, Inc	5,090
1,230	*	O’Reilly Automotive, Inc	40,848
222	*	Rush Enterprises, Inc (Class A)	3,703

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

287		Sonic Automotive, Inc	$6,627
570		United Auto Group, Inc	13,338

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	289,989

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
200	*	Builders FirstSource, Inc	3,046
266	*	Central Garden & Pet Co	12,837
1,396		Fastenal Co	53,844
22,641		Home Depot, Inc	821,189
16,482		Lowe’s Cos, Inc	462,485
1,127		Sherwin-Williams Co	62,864

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,416,265

BUSINESS SERVICES - 7.00%
677	*	@Road, Inc	3,954
523	*	24/7 Real Media, Inc	4,466
4,200	*	3Com Corp	18,522
128	*	3D Systems Corp	2,347
403		Aaron Rents, Inc	9,261
347		ABM Industries, Inc	6,510
305	*	Acacia Research (Acacia Technologies)	3,462
3,008	*	Activision, Inc	45,421
620	*	Actuate Corp	2,740
841		Acxiom Corp	20,739
200		Administaff, Inc	6,740
6,362	*	Adobe Systems, Inc	238,257
300	*	Advent Software, Inc	10,863
261		Advo, Inc	7,303
1,224	*	Affiliated Computer Services, Inc (Class A)	63,477
455	*	Agile Software Corp	2,971
1,682	*	Akamai Technologies, Inc	84,083
883	*	Alliance Data Systems Corp	48,733
221	*	Altiris, Inc	4,661
283	*	American Reprographics Co	9,073
357	*	AMN Healthcare Services, Inc	8,479
136	*	Ansoft Corp	3,388
374	*	Ansys, Inc	16,523
829	*	aQuantive, Inc	19,581
410		Arbitron, Inc	15,174
706	*	Ariba, Inc	5,288
1,213	*	Art Technology Group, Inc	3,105
600	*	Aspen Technology, Inc	6,552
96	*	Asset Acceptance Capital Corp	1,560
257	*	Audible, Inc	1,866
2,498	*	Autodesk, Inc	86,880
6,170		Automatic Data Processing, Inc	292,088
1,088	*	Avis Budget Group, Inc	19,899
484	*	Avocent Corp	14,578
140	*	Bankrate, Inc	3,718
4,115	*	BEA Systems, Inc	62,548
2,100	*	BearingPoint, Inc	16,506
1,400	*	BISYS Group, Inc	15,204
479		Blackbaud, Inc	10,533
304	*	Blackboard, Inc	8,056
195	*	Blue Coat Systems, Inc	3,512
2,301	*	BMC Software, Inc	62,633
600	*	Borland Software Corp	3,438
300	*	Bottomline Technologies, Inc	2,928
436		Brady Corp (Class A)	15,330
596		Brink’s Co	31,624
4,909		CA, Inc	116,294
357	*	CACI International, Inc (Class A)	19,638
3,072	*	Cadence Design Systems, Inc	52,101
554		Catalina Marketing Corp	15,235
854	*	CBIZ, Inc	6,234

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

1,580	*	Ceridian Corp	$35,329
644	*	Cerner Corp	29,238
873	*	Checkfree Corp	36,072
972	*	ChoicePoint, Inc	34,798
846	*	Chordiant Software, Inc	2,597
532	*	Ciber, Inc	3,527
1,854	*	Citrix Systems, Inc	67,133
400	*	Clear Channel Outdoor Holdings, Inc	8,160
200	*	Click Commerce, Inc	4,524
3,885	*	CMGI, Inc	4,118
1,627	*	CNET Networks, Inc	15,587
250	*	Cogent Communications Group, Inc	2,897
473	*	Cogent, Inc	6,494
459		Cognex Corp	11,594
1,528	*	Cognizant Technology Solutions Corp	113,164
65		Computer Programs & Systems, Inc	2,130
1,830	*	Computer Sciences Corp	89,890
4,261	*	Compuware Corp	33,193
100	*	COMSYS IT Partners, Inc	1,719
241	*	Concur Technologies, Inc	3,506
303	*	Convera Corp	1,603
1,524	*	Convergys Corp	31,471
183	*	CoStar Group, Inc	7,562
400	*	Covansys Corp	6,856
485	*	CSG Systems International, Inc	12,818
500	*	Cybersource Corp	5,915
110	*	DealerTrack Holdings, Inc	2,432
500		Deluxe Corp	8,550
500	*	Dendrite International, Inc	4,890
430	*	Digital Insight Corp	12,608
389	*	Digital River, Inc	19,886
664	*	DST Systems, Inc	40,949
1,405	*	Earthlink, Inc	10,214
12,510	*	eBay, Inc	354,784
298	*	Echelon Corp	2,450
518	*	Eclipsys Corp	9,277
122	*	eCollege.com, Inc	1,951
575	*	eFunds Corp	13,903
100	*	Electro Rent Corp	1,701
3,277	*	Electronic Arts, Inc	182,463
5,541		Electronic Data Systems Corp	135,865
149	*	Emageon, Inc	2,323
3,148	*	Emdeon Corp	36,863
698	*	Epicor Software Corp	9,151
90	*	EPIQ Systems, Inc	1,324
1,406		Equifax, Inc	51,614
313	*	Equinix, Inc	18,811
248	*	eSpeed, Inc (Class A)	2,282
664	*	Evergreen Energy, Inc	6,979
2,495	*	Expedia, Inc	39,122
460	*	F5 Networks, Inc	24,711
455		Factset Research Systems, Inc	22,099
771		Fair Isaac Corp	28,195
313	*	FalconStor Software, Inc	2,407
1,031		Fidelity National Information Services, Inc	38,147
400	*	Filenet Corp	13,932
113	*	First Advantage Corp	2,357
8,129		First Data Corp	341,418
1,812	*	Fiserv, Inc	85,327
100	*	Forrester Research, Inc	2,631
300	*	FTD Group, Inc	4,635
739	*	Gartner, Inc (Class A)	12,999
244	*	Gerber Scientific, Inc	3,655
565	*	Getty Images, Inc	28,069
252		Gevity HR, Inc	5,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

362	*	Global Cash Access, Inc	$5,463
2,222	*	Google, Inc (Class A)	893,022
180	*	H&E Equipment Services, Inc	4,390
192		Healthcare Services Group	4,831
100		Heartland Payment Systems, Inc	2,600
200	*	Heidrick & Struggles International, Inc	7,200
326	*	Hudson Highland Group, Inc	3,195
570	*	Hypercom Corp	3,865
600	*	Hyperion Solutions Corp	20,688
213	*	iGate Corp	1,052
200	*	IHS, Inc	6,416
2,143		IMS Health, Inc	57,090
392	*	Infocrossing, Inc	5,257
974	*	Informatica Corp	13,237
367	*	Infospace, Inc	6,767
311		infoUSA, Inc	2,581
300	*	Innovative Solutions & Support, Inc	4,359
109		Integral Systems, Inc	3,407
387	*	Interactive Data Corp	7,721
311	*	Intergraph Corp	13,336
330	*	Internap Network Services Corp	5,023
405	*	Internet Capital Group, Inc	3,827
452	*	Internet Security Systems, Inc	12,548
200		Interpool, Inc	4,492
4,750	*	Interpublic Group of Cos, Inc	47,025
401	*	Interwoven, Inc	4,423
3,786	*	Intuit, Inc	121,493
306	*	inVentiv Health, Inc	9,801
470	*	Ipass, Inc	2,200
1,247	*	Iron Mountain, Inc	53,546
800		Jack Henry & Associates, Inc	17,416
245	*	JDA Software Group, Inc	3,778
6,156	*	Juniper Networks, Inc	106,376
308	*	Jupitermedia Corp	2,667
264	*	Kanbay International, Inc	5,428
500	*	Keane, Inc	7,205
300		Kelly Services, Inc (Class A)	8,223
173	*	Kenexa Corp	4,363
271	*	Kforce, Inc	3,233
508	*	Kinetic Concepts, Inc	15,982
155	*	Knot, Inc	3,430
500	*	Korn/Ferry International	10,470
398	*	Kronos, Inc	13,568
550	*	Labor Ready, Inc	8,762
953	*	Lamar Advertising Co	50,900
1,343	*	Lawson Software, Inc	9,737
638	*	Lionbridge Technologies	4,868
176	*	LoJack Corp	3,448
570	*	Magma Design Automation, Inc	5,187
311	*	Manhattan Associates, Inc	7,508
958		Manpower, Inc	58,697
139	*	Mantech International Corp (Class A)	4,588
215	*	Mapinfo Corp	2,758
206	*	Marchex, Inc	3,160
150	*	Marlin Business Services, Inc	3,135
669		Mastercard, Inc	47,064
1,652	*	McAfee, Inc	40,408
824	*	Mentor Graphics Corp	11,602
94,678		Microsoft Corp	2,587,550
300	*	Midway Games, Inc	2,634
837		MoneyGram International, Inc	24,323
1,346	*	Monster Worldwide, Inc	48,712
1,049	*	Move, Inc	5,151
1,117	*	MPS Group, Inc	16,878
300	*	MRO Software, Inc	7,701

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

1,010	*	NAVTEQ Corp	$26,371
287	*	NCO Group, Inc	7,525
2,012	*	NCR Corp	79,434
213	*	Neoware, Inc	2,895
400	*	Ness Technologies, Inc	5,340
371	*	NetFlix, Inc	8,451
100	*	Netratings, Inc	1,423
100	*	Netscout Systems, Inc	649
310	*	NIC, Inc	1,597
4,067	*	Novell, Inc	24,890
1,532	*	Nuance Communications, Inc	12,516
1,757		Omnicom Group, Inc	164,455
282	*	On Assignment, Inc	2,766
222	*	Online Resources Corp	2,720
207	*	Open Solutions, Inc	5,964
903	*	Opsware, Inc	8,136
42,341	*	Oracle Corp	751,129
500	*	Packeteer, Inc	4,305
1,140	*	Parametric Technology Corp	19,904
300	*	PDF Solutions, Inc	3,288
202	*	PeopleSupport, Inc	3,737
187	*	Perficient, Inc	2,932
808	*	Perot Systems Corp (Class A)	11,142
300	*	Phase Forward, Inc	3,582
129	*	Portfolio Recovery Associates, Inc	5,659
120	*	PRA International	3,203
762	*	Premiere Global Services, Inc	6,614
395	*	Progress Software Corp	10,270
108		QAD, Inc	873
140		Quality Systems, Inc	5,431
829	*	Quest Software, Inc	11,838
237	*	Radiant Systems, Inc	2,863
187	*	Radisys Corp	3,974
1,196	*	RealNetworks, Inc	12,689
1,921	*	Red Hat, Inc	40,495
639	*	Redback Networks, Inc	8,869
100		Renaissance Learning, Inc	1,431
723	*	Rent-A-Center, Inc	21,177
294	*	Rewards Network, Inc	1,432
713		Reynolds & Reynolds Co (Class A)	28,171
200	*	RightNow Technologies, Inc	3,122
1,561		Robert Half International, Inc	53,027
225		Rollins, Inc	4,750
900	*	S1 Corp	4,149
264	*	SafeNet, Inc	4,802
919	*	Salesforce.com, Inc	32,974
700	*	Sapient Corp	3,815
618	*	Secure Computing Corp	3,912
3,353		ServiceMaster Co	37,587
101	*	SI International, Inc	3,230
636	*	Sitel Corp	1,914
220	*	Smith Micro Software, Inc	3,164
378	*	Sohu.com, Inc	8,324
542	*	SonicWALL, Inc	5,919
2,630	*	Sonus Networks, Inc	13,834
660		Sotheby’s Holdings, Inc (Class A)	21,278
624	*	Spherion Corp	4,462
200	*	SPSS, Inc	4,986
419	*	SRA International, Inc (Class A)	12,595
100		Startek, Inc	1,247
185		Stellent, Inc	2,005
73	*	Stratasys, Inc	1,928
38,034	*	Sun Microsystems, Inc	189,029
1,054	*	Sybase, Inc	25,549
200	*	SYKES Enterprises, Inc	4,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

10,479	*	Symantec Corp	$222,993
134	*	SYNNEX Corp	3,083
1,602	*	Synopsys, Inc	31,591
685	*	Take-Two Interactive Software, Inc	9,768
200		TAL International Group, Inc	4,242
321		Talx Corp	7,871
300	*	TeleTech Holdings, Inc	4,689
196		TheStreet.com, Inc	2,085
787	*	THQ, Inc	22,957
2,110	*	TIBCO Software, Inc	18,948
259	*	TNS, Inc	3,900
470		Total System Services, Inc	10,730
183	*	TradeStation Group, Inc	2,758
400	*	Transaction Systems Architects, Inc	13,728
100	*	Travelzoo, Inc	2,882
444	*	Trizetto Group, Inc	6,722
242	*	Ultimate Software Group, Inc	5,694
3,451	*	Unisys Corp	19,533
750		United Online, Inc	9,135
710	*	United Rentals, Inc	16,507
329	*	Universal Compression Holdings, Inc	17,585
979	*	Valueclick, Inc	18,151
248	*	Vasco Data Security International	2,569
140	*	Verint Systems, Inc	4,207
2,796	*	VeriSign, Inc	56,479
95	*	Vertrue, Inc	3,735
263		Viad Corp	9,313
306	*	Vignette Corp	4,143
100	*	Volt Information Sciences, Inc	3,555
5,831		Waste Management, Inc	213,881
456	*	WebEx Communications, Inc	17,793
51	*	WebMD Health Corp	1,751
481	*	webMethods, Inc	3,680
564	*	Websense, Inc	12,188
200	*	WebSideStory, Inc	2,642
752	*	Wind River Systems, Inc	8,054
348	*	Witness Systems, Inc	6,100
15,224	*	Yahoo!, Inc	384,863

		TOTAL BUSINESS SERVICES	11,142,768

CHEMICALS AND ALLIED PRODUCTS - 9.50%
16,305		Abbott Laboratories	791,771
303	*	Abraxis BioScience, Inc	8,417
300	*	Acadia Pharmaceuticals, Inc	2,592
100	*	Adams Respiratory Therapeutics, Inc	3,659
168	*	Adeza Biomedical Corp	2,757
409	*	Adolor Corp	5,673
89	*	Advanced Magnetics, Inc	3,035
2,339		Air Products & Chemicals, Inc	155,239
276	*	Albany Molecular Research, Inc	2,583
426		Albemarle Corp	23,145
887		Alberto-Culver Co	44,873
400	*	Alexion Pharmaceuticals, Inc	13,592
851	*	Alkermes, Inc	13,488
344	*	Alnylam Pharmaceuticals, Inc	4,957
534		Alpharma, Inc (Class A)	12,490
479	*	American Oriental Bioengineering, Inc	2,912
146		American Vanguard Corp	2,044
12,552	*	Amgen, Inc	897,845
870	*	Andrx Corp	21,254
200		Arch Chemicals, Inc	5,690
492	*	Arena Pharmaceuticals, Inc	5,894
600	*	Array Biopharma, Inc	5,112
383	*	Atherogenics, Inc	5,044
288	*	AVANIR Pharmaceuticals	1,993

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

150	*	Aventine Renewable Energy Holdings, Inc	$3,209
1,026		Avery Dennison Corp	61,734
4,897		Avon Products, Inc	150,142
123		Balchem Corp	2,434
1,154	*	Barr Pharmaceuticals, Inc	59,939
111	*	Bentley Pharmaceuticals, Inc	1,332
249	*	BioCryst Pharmaceuticals, Inc	3,105
800	*	Bioenvision, Inc	4,408
3,690	*	Biogen Idec, Inc	164,869
967	*	BioMarin Pharmaceuticals, Inc	13,760
20,971		Bristol-Myers Squibb Co	522,597
696		Cabot Corp	25,891
300		Calgon Carbon Corp	1,326
206		Cambrex Corp	4,266
826		Celanese Corp (Series A)	14,785
300	*	Cell Genesys, Inc	1,371
659	*	Cephalon, Inc	40,693
500		CF Industries Holdings, Inc	8,535
788	*	Charles River Laboratories International, Inc	34,207
149	*	Chattem, Inc	5,233
2,512		Chemtura Corp	21,779
712		Church & Dwight Co, Inc	27,846
1,642		Clorox Co	103,446
5,499		Colgate-Palmolive Co	341,488
261	*	Combinatorx, Inc	1,626
300	*	Connetics Corp	3,270
295	*	Conor Medsystems, Inc	6,953
300	*	Cotherix, Inc	2,118
711	*	Cubist Pharmaceuticals, Inc	15,457
912	*	Cypress Bioscience, Inc	6,658
433		Cytec Industries, Inc	24,070
966		Dade Behring Holdings, Inc	38,795
614	*	Dendreon Corp	2,745
131	*	Digene Corp	5,653
10,262		Dow Chemical Co	400,013
9,821		Du Pont (E.I.) de Nemours & Co	420,732
698	*	Durect Corp	2,862
889		Eastman Chemical Co	48,024
1,962		Ecolab, Inc	84,013
10,497		Eli Lilly & Co	598,329
350	*	Elizabeth Arden, Inc	5,656
600	*	Encysive Pharmaceuticals, Inc	2,580
400	*	Enzon Pharmaceuticals, Inc	3,300
1,340		Estee Lauder Cos (Class A)	54,042
396		Ferro Corp	7,041
427		FMC Corp	27,358
3,497	*	Forest Laboratories, Inc	176,983
5,005	*	Genentech, Inc	413,914
253	*	Genitope Corp	739
1,467	*	Genta, Inc	1,144
2,833	*	Genzyme Corp	191,143
400		Georgia Gulf Corp	10,968
1,012	*	Geron Corp	6,345
4,958	*	Gilead Sciences, Inc	340,615
600		H.B. Fuller Co	14,064
308	*	Hana Biosciences, Inc	2,113
1,169	*	Hercules, Inc	18,435
150	*	Hi-Tech Pharmacal Co, Inc	1,896
1,633	*	Hospira, Inc	62,495
1,379	*	Human Genome Sciences, Inc	15,914
982	*	Huntsman Corp	17,872
135	*	Idenix Pharmaceuticals, Inc	1,310
298	*	Idexx Laboratories, Inc	27,160
733	*	ImClone Systems, Inc	20,759
676	*	Immucor, Inc	15,149

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

507	*	Indevus Pharmaceuticals, Inc	$3,001
90		Innospec, Inc	2,673
314	*	InterMune, Inc	5,156
990		International Flavors & Fragrances, Inc	39,145
307	*	Inverness Medical Innovations, Inc	10,671
583	*	Invitrogen Corp	36,968
230	*	Keryx Biopharmaceuticals, Inc	2,721
2,581	*	King Pharmaceuticals, Inc	43,954
100		Koppers Holdings, Inc	1,897
210	*	Kos Pharmaceuticals, Inc	10,378
56		Kronos Worldwide, Inc	1,634
360	*	KV Pharmaceutical Co (Class A)	8,532
722		Lubrizol Corp	33,017
2,270		Lyondell Chemical Co	57,590
287		MacDermid, Inc	9,362
342		Mannatech, Inc	6,060
300	*	MannKind Corp	5,700
338	*	Martek Biosciences Corp	7,270
1,476	*	Medarex, Inc	15,852
547	*	Medicines Co	12,340
596		Medicis Pharmaceutical Corp (Class A)	19,281
2,715	*	Medimmune, Inc	79,305
23,244		Merck & Co, Inc	973,924
172		Meridian Bioscience, Inc	4,044
792	*	MGI Pharma, Inc	13,630
3,429	*	Millennium Pharmaceuticals, Inc	34,119
246		Minerals Technologies, Inc	13,136
200	*	Momenta Pharmaceuticals, Inc	2,704
5,812		Monsanto Co	273,222
1,431	*	Mosaic Co	24,184
2,436		Mylan Laboratories, Inc	49,037
462	*	Myogen, Inc	16,207
612	*	Nabi Biopharmaceuticals	3,537
1,156	*	Nalco Holding Co	21,409
187	*	Nastech Pharmaceutical Co, Inc	2,854
580	*	NBTY, Inc	16,977
559	*	Neurocrine Biosciences, Inc	6,009
200	*	New River Pharmaceuticals, Inc	5,146
154		NewMarket Corp	8,957
113		NL Industries, Inc	1,123
202	*	Northfield Laboratories, Inc	2,901
665	*	Novavax, Inc	2,520
200	*	Noven Pharmaceuticals, Inc	4,824
693	*	NPS Pharmaceuticals, Inc	2,640
671	*	Nuvelo, Inc	12,239
739		Olin Corp	11,351
298	*	OM Group, Inc	13,094
448	*	Omnova Solutions, Inc	1,873
450	*	Onyx Pharmaceuticals, Inc	7,781
360	*	OraSure Technologies, Inc	2,894
596	*	OSI Pharmaceuticals, Inc	22,368
235	*	Pacific Ethanol, Inc	3,299
300	*	Pain Therapeutics, Inc	2,586
540	*	Panacos Pharmaceuticals, Inc	2,678
364	*	Par Pharmaceutical Cos, Inc	6,639
270	*	Parexel International Corp	8,934
200	*	Parlux Fragrances, Inc	1,018
1,273	*	PDL BioPharma, Inc	24,442
252	*	Penwest Pharmaceuticals Co	4,196
1,869	*	Peregrine Pharmaceuticals, Inc	2,374
889		Perrigo Co	15,086
199	*	PetMed Express, Inc	2,078
78,112		Pfizer, Inc	2,215,256
258	*	Pharmion Corp	5,560
118	*	Pioneer Cos, Inc	2,892

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

965	*	PolyOne Corp	$8,038
200	*	Pozen, Inc	2,572
1,702		PPG Industries, Inc	114,170
3,415		Praxair, Inc	202,031
400	*	Prestige Brands Holdings, Inc	4,456
34,986		Procter & Gamble Co	2,168,432
300	*	Progenics Pharmaceuticals, Inc	7,038
333	*	Quidel Corp	4,702
204	*	Renovis, Inc	2,807
1,335	*	Revlon, Inc (Class A)	1,509
300	*	Rockwood Holdings, Inc	5,994
1,690		Rohm & Haas Co	80,022
1,300		RPM International, Inc	24,687
382	*	Salix Pharmaceuticals Ltd	5,180
492	*	Santarus, Inc	3,651
15,773		Schering-Plough Corp	348,426
375	*	Sciele Pharma, Inc	7,065
464		Scotts Miracle-Gro Co (Class A)	20,643
600		Sensient Technologies Corp	11,742
1,184	*	Sepracor, Inc	57,353
654		Sigma-Aldrich Corp	49,488
428	*	Sirna Therapeutics, Inc	2,384
100		Stepan Co	2,923
900	*	SuperGen, Inc	4,194
147	*	SurModics, Inc	5,163
251	*	Tanox, Inc	2,967
445		Tronox, Inc	5,683
500		UAP Holding Corp	10,685
240	*	United Therapeutics Corp	12,610
92	*	USANA Health Sciences, Inc	4,102
864		USEC, Inc	8,329
1,091		Valeant Pharmaceuticals International	21,580
1,088		Valspar Corp	28,941
868	*	VCA Antech, Inc	31,300
1,200	*	Vertex Pharmaceuticals, Inc	40,380
739	*	Viropharma, Inc	8,994
1,006	*	Watson Pharmaceuticals, Inc	26,327
220		Westlake Chemical Corp	7,042
802	*	WR Grace & Co	10,634
14,363		Wyeth	730,215
200	*	Xenoport, Inc	4,074
405	*	Zymogenetics, Inc	6,832

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,124,381

COAL MINING - 0.16%
565	*	Alpha Natural Resources, Inc	8,904
1,502		Arch Coal, Inc	43,423
1,992		Consol Energy, Inc	63,206
1,234	*	International Coal Group, Inc	5,207
138	*	James River Coal Co	1,456
848		Massey Energy Co	17,757
2,820		Peabody Energy Corp	103,720
220		Penn Virginia Corp	13,950

		TOTAL COAL MINING	257,623

COMMUNICATIONS - 4.71%
463		Alaska Communications Systems Group, Inc	6,144
4,132		Alltel Corp	229,326
4,519	*	American Tower Corp (Class A)	164,944
356		Anixter International, Inc	20,103
41,499		AT&T, Inc	1,351,207
200	*	Audiovox Corp (Class A)	2,784
5,053	*	Avaya, Inc	57,806
19,425		BellSouth Corp	830,419
552	*	Brightpoint, Inc	7,849
2,359		Cablevision Systems Corp (Class A)	53,573

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

178	*	Cbeyond Communications, Inc	$4,886
100		Centennial Communications Corp	533
1,303		CenturyTel, Inc	51,690
3,210	*	Charter Communications, Inc (Class A)	4,879
3,005	*	Cincinnati Bell, Inc	14,484
575		Citadel Broadcasting Corp	5,405
3,756		Citizens Communications Co	52,734
5,322		Clear Channel Communications, Inc	153,540
20,823	*	Comcast Corp (Class A)	767,328
230		Commonwealth Telephone Enterprises, Inc	9,483
300		Consolidated Communications Holdings, Inc	5,613
3,167	*	Covad Communications Group, Inc	4,719
496	*	Cox Radio, Inc (Class A)	7,614
2,216	*	Crown Castle International Corp	78,092
200	*	Crown Media Holdings, Inc (Class A)	898
185		CT Communications, Inc	4,018
153	*	CTC Media, Inc	3,412
671	*	Cumulus Media, Inc (Class A)	6,415
8,759	*	DIRECTV Group, Inc	172,377
1,770	*	Dobson Communications Corp (Class A)	12,425
2,121	*	EchoStar Communications Corp (Class A)	69,442
1,622		Embarq Corp	78,456
521	*	Emmis Communications Corp (Class A)	6,382
421		Entercom Communications Corp	10,609
810	*	Entravision Communications Corp (Class A)	6,026
300		Fairpoint Communications, Inc	5,220
594	*	FiberTower Corp	5,613
52	*	Fisher Communications, Inc	2,161
1,429	*	Foundry Networks, Inc	18,791
464	*	General Communication, Inc (Class A)	5,749
694		Global Payments, Inc	30,543
229		Golden Telecom, Inc	6,927
420		Gray Television, Inc	2,692
327		Hearst-Argyle Television, Inc	7,505
2,006	*	IAC/InterActiveCorp	57,693
614	*	IDT Corp (Class B)	8,854
167	*	InPhonic, Inc	1,323
400		Iowa Telecommunications Services, Inc	7,916
180	*	iPCS, Inc	9,639
500	*	j2 Global Communications, Inc	13,585
479	*	Leap Wireless International, Inc	23,227
12,210	*	Level 3 Communications, Inc	65,323
5,051	*	Liberty Global, Inc	130,013
1,437	*	Liberty Media Holding Corp (Capital)	120,090
7,688	*	Liberty Media Holding Corp (Interactive)	156,681
296	*	Lightbridge, Inc	3,469
281	*	Lin TV Corp (Class A)	2,186
100	*	Lodgenet Entertainment Corp	1,888
573	*	Mastec, Inc	6,343
493	*	Mediacom Communications Corp	3,510
679	*	NeuStar, Inc	18,842
1,498	*	NII Holdings, Inc (Class B)	93,116
158		North Pittsburgh Systems, Inc	3,977
555	*	Novatel Wireless, Inc	5,345
200	*	NTELOS Holdings Corp	2,554
597	*	Pegasus Wireless Corp	364
17,203	*	Qwest Communications International, Inc	150,010
888	*	Radio One, Inc (Class D)	5,550
242	*	RCN Corp	6,849
87		Salem Communications Corp (Class A)	984
89	*	SAVVIS, Inc	2,536
1,078	*	SBA Communications Corp	26,228
58		Shenandoah Telecom Co	2,521
383		Sinclair Broadcast Group, Inc (Class A)	3,007
300	*	Spanish Broadcasting System, Inc (Class A)	1,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

30,930		Sprint Nextel Corp	$530,450
122		SureWest Communications	2,375
182	*	Syniverse Holdings, Inc	2,730
211	*	Talk America Holdings, Inc	2,004
1,250		Telephone & Data Systems, Inc	52,625
500	*	Terremark Worldwide, Inc	2,775
932	*	TiVo, Inc	7,074
2,328	*	Univision Communications, Inc (Class A)	79,943
200	*	US Cellular Corp	11,940
250		USA Mobility, Inc	5,710
31,137		Verizon Communications, Inc	1,156,117
6,704	*	Viacom, Inc	249,255
336	*	Vonage Holdings Corp	2,312
326	*	West Corp	15,746
4,775		Windstream Corp	62,982
1,081	*	Wireless Facilities, Inc	2,313
2,740	*	XM Satellite Radio Holdings, Inc	35,319

		TOTAL COMMUNICATIONS	7,497,420

DEPOSITORY INSTITUTIONS - 10.26%
121		1st Source Corp	3,572
96	*	ACE Cash Express, Inc	2,869
164		Alabama National Bancorp	11,193
200		Amcore Financial, Inc	6,058
107		AmericanWest Bancorp	2,274
108		Ameris Bancorp	2,939
3,667		AmSouth Bancorp	106,490
300		Anchor Bancorp Wisconsin, Inc	8,568
142		Arrow Financial Corp	3,601
1,438		Associated Banc-Corp	46,735
1,046		Astoria Financial Corp	32,238
130		Bancfirst Corp	6,074
117	*	Bancorp, Inc	2,982
823		Bancorpsouth, Inc	22,846
106		BancTrust Financial Group, Inc	2,956
838		Bank Mutual Corp	10,165
48,647		Bank of America Corp	2,606,020
156		Bank of Granite Corp	2,735
555		Bank of Hawaii Corp	26,729
8,088		Bank of New York Co, Inc	285,183
102		Bank of the Ozarks, Inc	3,455
452		BankAtlantic Bancorp, Inc (Class A)	6,427
300		BankFinancial Corp	5,247
400		BankUnited Financial Corp (Class A)	10,428
79		Banner Corp	3,242
5,845		BB&T Corp	255,894
57		Berkshire Hills Bancorp, Inc	2,029
400	*	BFC Financial Corp	2,336
237		BOK Financial Corp	12,466
381		Boston Private Financial Holdings, Inc	10,622
668		Brookline Bancorp, Inc	9,185
64		Cadence Financial Corp	1,297
74		Camden National Corp	2,975
101		Capital City Bank Group, Inc	3,141
93		Capital Corp of the West	2,885
140		Capitol Bancorp Ltd	6,230
332		Capitol Federal Financial	11,806
300		Cardinal Financial Corp	3,288
243		Cascade Bancorp	9,125
518		Cathay General Bancorp	18,700
600	*	Centennial Bank Holdings, Inc	5,808
121		Center Financial Corp	2,877
311		Central Pacific Financial Corp	11,376
36		Charter Financial Corp	1,440
234		Chemical Financial Corp	6,945
453		Chittenden Corp	12,996

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

52,981		Citigroup, Inc	$2,631,566
600		Citizens Banking Corp	15,756
93		Citizens First Bancorp, Inc	2,368
81		City Bank	3,809
155		City Holding Co	6,180
477		City National Corp	31,988
146		Coastal Financial Corp	1,840
150		CoBiz, Inc	3,429
1,743		Colonial Bancgroup, Inc	42,703
107		Columbia Bancorp	2,631
170		Columbia Banking System, Inc	5,442
1,667		Comerica, Inc	94,886
2,004		Commerce Bancorp, Inc	73,567
714		Commerce Bancshares, Inc	36,107
538		Commercial Capital Bancorp, Inc	8,576
55		Community Bancorp, Inc	2,248
400		Community Bank System, Inc	8,864
245		Community Banks, Inc	6,566
139		Community Trust Bancorp, Inc	5,233
1,357		Compass Bancshares, Inc	77,322
400		Corus Bankshares, Inc	8,944
600		Cullen/Frost Bankers, Inc	34,692
560		CVB Financial Corp	8,271
309		Dime Community Bancshares	4,552
257		Downey Financial Corp	17,101
663		East West Bancorp, Inc	26,261
90		Enterprise Financial Services Corp	2,777
331	*	Euronet Worldwide, Inc	8,126
100		Farmers Capital Bank Corp	3,387
245		Fidelity Bankshares, Inc	9,557
5,113		Fifth Third Bancorp	194,703
100		First Bancorp	2,038
732		First Bancorp	8,096
150		First Busey Corp (Class A)	3,407
300		First Charter Corp	7,218
55		First Citizens Bancshares, Inc (Class A)	10,511
739		First Commonwealth Financial Corp	9,629
230		First Community Bancorp, Inc	12,869
72		First Community Bancshares, Inc	2,403
315		First Financial Bancorp	5,012
189		First Financial Bankshares, Inc	7,210
188		First Financial Corp	5,999
133		First Financial Holdings, Inc	4,551
1,297		First Horizon National Corp	49,299
146		First Indiana Corp	3,797
315		First Merchants Corp	7,450
545		First Midwest Bancorp, Inc	20,650
1,301		First Niagara Financial Group, Inc	18,969
100		First Place Financial Corp	2,266
300	*	First Regional Bancorp	10,221
235		First Republic Bank	10,002
88		First South Bancorp, Inc	2,692
156		First State Bancorporation	4,051
208	*	FirstFed Financial Corp	11,798
953		FirstMerit Corp	22,081
154		Flag Financial Corp	3,856
485		Flagstar Bancorp, Inc	7,057
150		Flushing Financial Corp	2,625
594		FNB Corp	9,896
53		FNB Corp	1,909
215	*	Franklin Bank Corp	4,274
700		Fremont General Corp	9,793
537		Frontier Financial Corp	13,930
1,944		Fulton Financial Corp	31,473
58		GB&T Bancshares, Inc	1,221

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

293		Glacier Bancorp, Inc	$10,012
2,806		Golden West Financial Corp	216,764
104		Great Southern Bancorp, Inc	2,922
543		Greater Bay Bancorp	15,318
95		Greene County Bancshares, Inc	3,473
294		Hancock Holding Co	15,744
384		Hanmi Financial Corp	7,526
200		Harbor Florida Bancshares, Inc	8,862
302		Harleysville National Corp	6,070
158		Heartland Financial USA, Inc	4,057
126		Heritage Commerce Corp	2,916
112		Horizon Financial Corp	3,344
6,417		Hudson City Bancorp, Inc	85,025
2,466		Huntington Bancshares, Inc	59,011
125		IBERIABANK Corp	7,625
100		Independent Bank Corp	3,252
250		Independent Bank Corp	6,070
711		IndyMac Bancorp, Inc	29,265
161		Integra Bank Corp	4,070
117		Interchange Financial Services Corp	2,647
613		International Bancshares Corp	18,194
579	*	Investors Bancorp, Inc	8,737
771		Investors Financial Services Corp	33,215
300		Irwin Financial Corp	5,868
42		ITLA Capital Corp	2,258
37,101		JPMorgan Chase & Co	1,742,263
227		Kearny Financial Corp	3,446
4,299		Keycorp	160,955
247		KNBT Bancorp, Inc	3,972
126		Lakeland Bancorp, Inc	1,799
92		Lakeland Financial Corp	2,163
728		M&T Bank Corp	87,331
120		Macatawa Bank Corp	2,747
445		MAF Bancorp, Inc	18,374
86		MainSource Financial Group, Inc	1,459
2,678		Marshall & Ilsley Corp	129,026
292		MB Financial, Inc	10,766
200		MBT Financial Corp	2,968
4,400		Mellon Financial Corp	172,040
57		Mercantile Bank Corp	2,254
1,342		Mercantile Bankshares Corp	48,674
200		Mid-State Bancshares	5,472
85		Midwest Banc Holdings, Inc	2,076
186		Nara Bancorp, Inc	3,402
100		NASB Financial, Inc	3,979
6,112		National City Corp	223,699
572		National Penn Bancshares, Inc	11,223
374		NBT Bancorp, Inc	8,699
523	*	Net 1 UEPS Technologies, Inc	11,956
505		NetBank, Inc	3,055
3,302		New York Community Bancorp, Inc	54,087
1,211		NewAlliance Bancshares, Inc	17,741
4,962		North Fork Bancorporation, Inc	142,112
88	*	Northern Empire Bancshares	2,466
2,316		Northern Trust Corp	135,324
200		Northwest Bancorp, Inc	5,100
150		OceanFirst Financial Corp	3,218
869		Old National Bancorp	16,598
194		Old Second Bancorp, Inc	5,812
100		Omega Financial Corp	3,007
165		Oriental Financial Group, Inc	1,967
528		Pacific Capital Bancorp	14,240
165		Park National Corp	16,515
531		Partners Trust Financial Group, Inc	5,687
90		Pennfed Financial Services, Inc	1,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

75		Peoples Bancorp, Inc	$2,192
615		People’s Bank	24,360
210		PFF Bancorp, Inc	7,778
200	*	Pinnacle Financial Partners, Inc	7,160
126		Placer Sierra Bancshares	2,798
3,167		PNC Financial Services Group, Inc	229,417
2,849		Popular, Inc	55,385
100		Preferred Bank	5,997
210		Premierwest Bancorp	3,358
228		PrivateBancorp, Inc	10,424
228		Prosperity Bancshares, Inc	7,761
357		Provident Bankshares Corp	13,227
854		Provident Financial Services, Inc	15,807
421		Provident New York Bancorp	5,759
289		R & G Financial Corp (Class B)	2,153
4,860		Regions Financial Corp	178,799
195		Renasant Corp	5,474
691		Republic Bancorp, Inc	9,211
115		Republic Bancorp, Inc (Class A)	2,432
45		Royal Bancshares of Pennsylvania (Class A)	1,219
300		S&T Bancorp, Inc	9,750
210		S.Y. Bancorp, Inc	6,231
250		Sandy Spring Bancorp, Inc	8,840
121		Santander BanCorp	2,286
72		SCBT Financial Corp	2,693
102		Seacoast Banking Corp of Florida	3,080
200		Security Bank Corp	4,522
93		Shore Bancshares, Inc	2,674
319	*	Signature Bank	9,867
108		Simmons First National Corp (Class A)	3,133
1,107		Sky Financial Group, Inc	27,564
800		South Financial Group, Inc	20,824
110		Southside Bancshares, Inc	2,936
94		Southwest Bancorp, Inc	2,427
3,992		Sovereign Bancorp, Inc	85,868
113		State National Bancshares, Inc	4,293
3,539		State Street Corp	220,834
119		Sterling Bancorp	2,339
400		Sterling Bancshares, Inc	8,100
320		Sterling Financial Corp	7,037
364		Sterling Financial Corp	11,805
88		Suffolk Bancorp	2,809
114		Summit Bancshares, Inc	3,206
128	*	Sun Bancorp, Inc	2,410
3,856		SunTrust Banks, Inc	297,992
496		Susquehanna Bancshares, Inc	12,122
400	*	SVB Financial Group	17,856
2,946		Synovus Financial Corp	86,524
66		Taylor Capital Group, Inc	1,950
1,433		TCF Financial Corp	37,673
997		TD Banknorth, Inc	28,793
300	*	Texas Capital Bancshares, Inc	5,616
479		Texas Regional Bancshares, Inc (Class A)	18,418
100		Texas United Bancshares, Inc	3,299
238		TierOne Corp	8,075
119		Tompkins Trustco, Inc	5,408
92		Trico Bancshares	2,277
626		Trustco Bank Corp NY	6,786
491		Trustmark Corp	15,432
940		UCBH Holdings, Inc	16,412
372		UMB Financial Corp	13,604
581		Umpqua Holdings Corp	16,617
69		Union Bankshares Corp	3,058
482		UnionBanCal Corp	29,354
437		United Bankshares, Inc	16,265

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

335		United Community Banks, Inc	$10,067
400		United Community Financial Corp	4,928
121		Univest Corp of Pennsylvania	3,496
18,964		US Bancorp	629,984
126		USB Holding Co, Inc	2,779
1,274		Valley National Bancorp	32,576
83		Vineyard National Bancorp	2,155
115	*	Virginia Commerce Bancorp	2,553
100		Virginia Financial Group, Inc	2,746
1,166		W Holding Co, Inc	6,891
17,197		Wachovia Corp	959,593
839		Washington Federal, Inc	18,827
10,251		Washington Mutual, Inc	445,611
138		Washington Trust Bancorp, Inc	3,658
473		Webster Financial Corp	22,283
35,852		Wells Fargo & Co	1,297,125
200		WesBanco, Inc	5,844
185		West Bancorporation, Inc	3,165
200		West Coast Bancorp	6,108
390		Westamerica Bancorporation	19,699
143	*	Western Alliance Bancorp	4,705
51		Westfield Financial, Inc	1,620
750		Whitney Holding Corp	26,827
162		Willow Grove Bancorp, Inc	2,537
772		Wilmington Trust Corp	34,393
167		Wilshire Bancorp, Inc	3,180
248		Wintrust Financial Corp	12,437
100		WSFS Financial Corp	6,219
54		Yardville National Bancorp	1,926
1,054		Zions Bancorporation	84,120

		TOTAL DEPOSITORY INSTITUTIONS	16,321,400

EATING AND DRINKING PLACES - 0.94%
208	*	AFC Enterprises	3,004
859		Applebees International, Inc	18,477
1,286		Aramark Corp (Class B)	42,258
113	*	BJ’s Restaurants, Inc	2,487
500		Bob Evans Farms, Inc	15,140
937		Brinker International, Inc	37,564
72	*	Buffalo Wild Wings, Inc	2,754
175	*	California Pizza Kitchen, Inc	5,238
422		CBRL Group, Inc	17,061
343	*	CEC Entertainment, Inc	10,808
80	*	Chipotle Mexican Grill, Inc	3,974
622		CKE Restaurants, Inc	10,400
366	*	Cosi, Inc	1,962
1,556		Darden Restaurants, Inc	66,083
949	*	Denny’s Corp	3,236
400		Domino’s Pizza, Inc	10,260
182		IHOP Corp	8,436
339	*	Jack in the Box, Inc	17,689
587	*	Krispy Kreme Doughnuts, Inc	4,755
273		Landry’s Restaurants, Inc	8,231
176		Lone Star Steakhouse & Saloon, Inc	4,887
244	*	Luby’s, Inc	2,408
127	*	McCormick & Schmick’s Seafood Restaurants, Inc	2,856
13,257		McDonald’s Corp	518,614
300	*	O’Charleys, Inc	5,691
667		OSI Restaurant Partners, Inc	21,151
200	*	Papa John’s International, Inc	7,222
277	*	PF Chang’s China Bistro, Inc	9,615
361	*	Rare Hospitality International, Inc	11,032
150	*	Red Robin Gourmet Burgers, Inc	6,916
661		Ruby Tuesday, Inc	18,634
200	*	Ruth’s Chris Steak House, Inc	3,764
450	*	Ryan’s Restaurant Group, Inc	7,141
1,053	*	Sonic Corp	23,808
8,147	*	Starbucks Corp	277,405
442	*	Texas Roadhouse, Inc (Class A)	5,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

844	*	The Cheesecake Factory, Inc	$22,948
400	*	The Steak N Shake Co	6,756
357		Tim Hortons, Inc	9,389
672		Triarc Cos (Class B)	10,161
1,269		Wendy’s International, Inc	85,023
2,857		Yum! Brands, Inc	148,707

		TOTAL EATING AND DRINKING PLACES	1,499,373

EDUCATIONAL SERVICES - 0.13%
1,527	*	Apollo Group, Inc (Class A)	75,189
936	*	Career Education Corp	21,060
942	*	Corinthian Colleges, Inc	10,183
587	*	DeVry, Inc	12,485
191	*	Educate, Inc	1,526
490	*	ITT Educational Services, Inc	32,487
522	*	Laureate Education, Inc	24,983
168		Strayer Education, Inc	18,179
228	*	Universal Technical Institute, Inc	4,079

		TOTAL EDUCATIONAL SERVICES	200,171

ELECTRIC, GAS, AND SANITARY SERVICES - 4.02%
7,175	*	AES Corp	146,298
817		AGL Resources, Inc	29,820
1,721	*	Allegheny Energy, Inc	69,133
338		Allete, Inc	14,686
1,320		Alliant Energy Corp	47,164
2,531	*	Allied Waste Industries, Inc	28,524
2,171		Ameren Corp	114,607
200		American Ecology Corp	3,948
4,160		American Electric Power Co, Inc	151,299
150		American States Water Co	5,737
1,501		Aqua America, Inc	32,932
3,770	*	Aquila, Inc	16,324
846		Atmos Energy Corp	24,153
600		Avista Corp	14,208
446		Black Hills Corp	14,990
148		California Water Service Group	5,466
100		Cascade Natural Gas Corp	2,609
100	*	Casella Waste Systems, Inc (Class A)	1,034
3,472		Centerpoint Energy, Inc	49,719
250		CH Energy Group, Inc	12,867
162	*	Clean Harbors, Inc	7,055
527		Cleco Corp	13,301
2,309	*	CMS Energy Corp	33,342
2,570		Consolidated Edison, Inc	118,734
1,878		Constellation Energy Group, Inc	111,178
1,225	*	Covanta Holding Corp	26,374
96		Crosstex Energy, Inc	8,599
3,700		Dominion Resources, Inc	283,013
1,147		DPL, Inc	31,107
1,841		DTE Energy Co	76,420
13,200		Duke Energy Corp	398,640
900		Duquesne Light Holdings, Inc	17,694
3,694	*	Dynegy, Inc (Class A)	20,465
3,543		Edison International	147,530
7,176		El Paso Corp	97,881
600	*	El Paso Electric Co	13,404
239		Empire District Electric Co	5,349
818		Energen Corp	34,250
1,611		Energy East Corp	38,213
57		EnergySouth, Inc	1,924
2,163		Entergy Corp	169,211
7,171		Exelon Corp	434,132
3,489		FirstEnergy Corp	194,895
4,346		FPL Group, Inc	195,570
791		Great Plains Energy, Inc	24,537
966		Hawaiian Electric Industries, Inc	26,140
447		Idacorp, Inc	16,901

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

200		ITC Holdings Corp	$6,240
1,805		KeySpan Corp	74,258
1,159		Kinder Morgan, Inc	121,521
200		Laclede Group, Inc	6,416
110		Markwest Hydrocarbon, Inc	3,080
1,959		MDU Resources Group, Inc	43,764
282		Metal Management, Inc	7,851
287		MGE Energy, Inc	9,293
2,871	*	Mirant Corp	78,407
860		National Fuel Gas Co	31,261
300		New Jersey Resources Corp	14,790
431		Nicor, Inc	18,430
2,768		NiSource, Inc	60,176
1,671		Northeast Utilities	38,884
333		Northwest Natural Gas Co	13,080
379		NorthWestern Corp	13,257
1,450	*	NRG Energy, Inc	65,685
1,104		NSTAR	36,829
983		OGE Energy Corp	35,496
1,227		Oneok, Inc	46,368
100		Ormat Technologies, Inc	3,272
300		Otter Tail Corp	8,772
426		Peoples Energy Corp	17,317
1,997		Pepco Holdings, Inc	48,267
3,708		PG&E Corp	154,438
61	*	Pico Holdings, Inc	1,986
951		Piedmont Natural Gas Co, Inc	24,070
200	*	Pike Electric Corp	2,980
1,096		Pinnacle West Capital Corp	49,375
515	*	Plug Power, Inc	2,096
681		PNM Resources, Inc	18,775
291		Portland General Electric Co	7,103
3,982		PPL Corp	131,008
2,786		Progress Energy, Inc	126,429
600	v*	Progress Energy, Inc	6
2,715		Public Service Enterprise Group, Inc	166,131
1,370		Puget Energy, Inc	31,140
945		Questar Corp	77,273
3,326	*	Reliant Energy, Inc	40,943
1,194		Republic Services, Inc	48,011
115		Resource America, Inc (Class A)	2,392
1,189		SCANA Corp	47,881
2,750		Sempra Energy	138,187
2,073	*	Sierra Pacific Resources	29,727
138		SJW Corp	4,128
260		South Jersey Industries, Inc	7,777
7,871		Southern Co	271,235
1,008		Southern Union Co	26,621
398		Southwest Gas Corp	13,261
129		Southwest Water Co	1,578
469	*	Stericycle, Inc	32,731
671		Synagro Technologies, Inc	2,832
2,190		TECO Energy, Inc	34,274
4,901		TXU Corp	306,410
1,162		UGI Corp	28,411
256		UIL Holdings Corp	9,600
365		Unisource Energy Corp	12,165
807		Vectren Corp	21,668
483	*	Waste Connections, Inc	18,311
229	*	Waste Services, Inc	2,093
1,015		Westar Energy, Inc	23,863
514		WGL Holdings, Inc	16,109
6,475		Williams Cos, Inc	154,558
1,298		Wisconsin Energy Corp	55,996
500		WPS Resources Corp	24,815
4,413		Xcel Energy, Inc	91,128

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,393,606

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.37%
200	*	Actel Corp	$3,110
580		Acuity Brands, Inc	26,332
900	*	Adaptec, Inc	3,969
1,296	*	ADC Telecommunications, Inc	19,440
743		Adtran, Inc	17,713
395	*	Advanced Analogic Technologies, Inc	2,169
218	*	Advanced Energy Industries, Inc	3,715
5,205	*	Advanced Micro Devices, Inc	129,344
950	*	Aeroflex, Inc	9,766
1,910	*	Agere Systems, Inc	28,516
3,835	*	Altera Corp	70,487
1,773		American Power Conversion Corp	38,935
259	*	American Superconductor Corp	2,398
800		Ametek, Inc	34,840
632	*	AMIS Holdings, Inc	5,998
1,105	*	Amkor Technology, Inc	5,702
974		Amphenol Corp (Class A)	60,320
523	*	Anadigics, Inc	3,745
3,827		Analog Devices, Inc	112,476
1,708	*	Andrew Corp	15,765
9,053	*	Apple Computer, Inc	697,353
3,565	*	Applied Micro Circuits Corp	10,303
1,300	*	Arris Group, Inc	14,898
567	*	Atheros Communications, Inc	10,280
4,854	*	Atmel Corp	29,318
395	*	ATMI, Inc	11,483
1,823	*	Avanex Corp	3,154
1,387	*	Avnet, Inc	27,213
484		AVX Corp	8,562
353		Baldor Electric Co	10,883
100		Bel Fuse, Inc (Class B)	3,209
750	*	Benchmark Electronics, Inc	20,160
4,840	*	Broadcom Corp (Class A)	146,846
912	*	Broadwing Corp	11,509
3,295	*	Brocade Communications Systems, Inc	23,263
1,141	*	Capstone Turbine Corp	1,609
300	*	C-COR, Inc	2,574
266	*	Ceradyne, Inc	10,930
500	*	Checkpoint Systems, Inc	8,255
302	*	China BAK Battery, Inc	2,029
853	*	Ciena Corp	23,244
65,067	*	Cisco Systems, Inc	1,496,541
200	*	Color Kinetics, Inc	3,396
330	*	Comtech Telecommunications Corp	11,048
2,113	*	Comverse Technology, Inc	45,303
5,030	*	Conexant Systems, Inc	10,060
884	*	Cree, Inc	17,777
300		CTS Corp	4,134
300		Cubic Corp	5,874
1,519	*	Cypress Semiconductor Corp	26,993
179	*	Diodes, Inc	7,727
273	*	Ditech Networks, Inc	2,105
300	*	Dolby Laboratories, Inc (Class A)	5,955
289	*	DSP Group, Inc	6,604
179	*	DTS, Inc	3,791
300	*	Electro Scientific Industries, Inc	6,180
700	*	Emcore Corp	4,144
4,366		Emerson Electric Co	366,133
161	*	EMS Technologies, Inc	3,024
595	*	Energizer Holdings, Inc	42,834
426	*	Energy Conversion Devices, Inc	15,779
481	*	EnerSys	7,715
723	*	Evergreen Solar, Inc	6,001
520	*	Exar Corp	6,911
1,414	*	Fairchild Semiconductor International, Inc	26,442

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

2,640	*	Finisar Corp	$9,583
234		Franklin Electric Co, Inc	12,435
4,343	*	Freescale Semiconductor, Inc (Class B)	165,077
600	*	FuelCell Energy, Inc	4,566
3,003	*	Gemstar-TV Guide International, Inc	9,970
254	*	Genlyte Group, Inc	18,085
1,200	*	GrafTech International Ltd	7,008
269	*	Greatbatch, Inc	6,085
711		Harman International Industries, Inc	59,326
1,008	*	Harmonic, Inc	7,409
1,402		Harris Corp	62,375
1,016	*	Hexcel Corp	14,376
140	*	Hittite Microwave Corp	6,230
8,917		Honeywell International, Inc	364,705
378	*	Hutchinson Technology, Inc	7,949
225	*	Ikanos Communications, Inc	2,648
400		Imation Corp	16,060
2,142	*	Integrated Device Technology, Inc	34,401
61,985		Intel Corp	1,275,031
600	*	Interdigital Communications Corp	20,460
938	*	International DisplayWorks, Inc	5,975
735	*	International Rectifier Corp	25,607
1,418		Intersil Corp (Class A)	34,812
200		Inter-Tel, Inc	4,320
359	*	InterVoice, Inc	2,276
122	*	iRobot Corp	2,447
257	*	IXYS Corp	2,156
17,782	*	JDS Uniphase Corp	38,943
789	*	Kemet Corp	6,367
1,326		L-3 Communications Holdings, Inc	103,866
151	*	Lamson & Sessions Co	3,597
1,300	*	Lattice Semiconductor Corp	8,866
462		Lincoln Electric Holdings, Inc	25,156
3,217		Linear Technology Corp	100,113
200	*	Littelfuse, Inc	6,940
124	*	Loral Space & Communications, Inc	3,264
131		LSI Industries, Inc	2,129
4,112	*	LSI Logic Corp	33,801
47,829	*	Lucent Technologies, Inc	111,920
593	*	Mattson Technology, Inc	4,922
3,389		Maxim Integrated Products, Inc	95,129
158	*	Maxwell Technologies, Inc	3,214
1,745	*	McData Corp (Class A)	8,777
169	*	Medis Technologies Ltd	4,176
1,564	*	MEMC Electronic Materials, Inc	57,289
223	*	Mercury Computer Systems, Inc	2,643
300		Methode Electronics, Inc	2,853
64	*	Metrologic Instruments, Inc	1,162
797	*	Micrel, Inc	7,643
2,232		Microchip Technology, Inc	72,361
7,693	*	Micron Technology, Inc	133,858
771	*	Microsemi Corp	14,533
1,000	*	Microtune, Inc	4,860
1,196	*	Mindspeed Technologies, Inc	2,069
436	*	MIPS Technologies, Inc	2,943
500	*	Mobility Electronics, Inc	2,780
1,511		Molex, Inc	58,884
300	*	Monolithic Power Systems, Inc	2,838
360	*	Moog, Inc	12,478
26,329		Motorola, Inc	658,225
1,945	*	MRV Communications, Inc	5,368
160	*	Multi-Fineline Electronix, Inc	4,059
43		National Presto Industries, Inc	2,377
3,536		National Semiconductor Corp	83,202
200	*	Netlogic Microsystems, Inc	5,074
3,973	*	Network Appliance, Inc	147,041
1,397	*	Novellus Systems, Inc	38,641

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

3,732	*	Nvidia Corp	$110,430
634	*	Omnivision Technologies, Inc	9,047
1,689	*	ON Semiconductor Corp	9,931
1,027	*	Openwave Systems, Inc	9,613
123	*	Oplink Communications Inc	2,457
136	*	OSI Systems, Inc	2,666
157		Park Electrochemical Corp	4,974
200	*	Pericom Semiconductor Corp	1,950
500	*	Photronics, Inc	7,065
472		Plantronics, Inc	8,274
600	*	Plexus Corp	11,520
410	*	PLX Technology, Inc	4,252
2,300	*	PMC - Sierra, Inc	13,662
1,022	*	Polycom, Inc	25,070
159	*	Portalplayer, Inc	1,794
61	*	Powell Industries, Inc	1,350
1,100	*	Power-One, Inc	7,964
1,294	*	Powerwave Technologies, Inc	9,834
1,796	*	QLogic Corp	33,944
17,835		Qualcomm, Inc	648,302
1,173	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,322
1,347		RadioShack Corp	25,997
192	*	Radyne Corp	2,350
897	*	Rambus, Inc	15,644
138		Raven Industries, Inc	4,141
300		Regal-Beloit Corp	13,050
1,976	*	RF Micro Devices, Inc	14,978
1,760		Rockwell Collins, Inc	96,518
200	*	Rogers Corp	12,350
5,316	*	Sanmina-SCI Corp	19,882
733	*	Semtech Corp	9,353
1,131	*	Silicon Image, Inc	14,386
502	*	Silicon Laboratories, Inc	15,572
1,350	*	Silicon Storage Technology, Inc	5,562
271	*	Sirenza Microdevices, Inc	2,141
15,195	*	Sirius Satellite Radio, Inc	59,412
1,872	*	Skyworks Solutions, Inc	9,716
350	*	Spansion, Inc	5,834
456	*	Spectrum Brands, Inc	3,849
300	*	Standard Microsystems Corp	8,526
1,040	*	Stratex Networks, Inc	4,618
100	*	Sunpower Corp	2,774
100	*	Supertex, Inc	3,887
1,936	*	Sycamore Networks, Inc	7,318
396	*	Symmetricom, Inc	3,196
172	*	Synaptics, Inc	4,192
500		Technitrol, Inc	14,925
595	*	Tekelec	7,711
437		Teleflex, Inc	24,315
5,056	*	Tellabs, Inc	55,414
466	*	Tessera Technologies, Inc	16,207
16,700		Texas Instruments, Inc	555,275
679	*	Thomas & Betts Corp	32,395
2,162	*	Transmeta Corp	2,486
1,105	*	Transwitch Corp	1,558
598	*	Trident Microsystems, Inc	13,909
1,402	*	Triquint Semiconductor, Inc	7,290
433	*	TTM Technologies, Inc	5,066
100	*	Ulticom, Inc	1,041
100	*	Universal Display Corp	1,103
100	*	Universal Electronics, Inc	1,900
1,002	*	Utstarcom, Inc	8,888
627	*	Varian Semiconductor Equipment Associates, Inc	23,011
219	*	Viasat, Inc	5,492
200		Vicor Corp	2,308
300	*	Virage Logic Corp	2,733
1,793	*	Vishay Intertechnology, Inc	25,174

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

159	*	Volterra Semiconductor Corp	$2,584
755		Whirlpool Corp	63,503
3,657		Xilinx, Inc	80,271
255	*	Zhone Technologies, Inc	273
200	*	Zoltek Cos, Inc	5,110
532	*	Zoran Corp	8,555

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,130,183

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
188	*	Advisory Board Co	9,498
1,100	*	Amylin Pharmaceuticals, Inc	48,477
758	*	Applera Corp (Celera Genomics Group)	10,551
556	*	Ariad Pharmaceuticals, Inc	2,424
100		CDI Corp	2,071
3,779	*	Celgene Corp	163,631
436		Corporate Executive Board Co	39,201
167	*	CRA International, Inc	7,959
500	*	CV Therapeutics, Inc	5,570
728	*	deCODE genetics, Inc	4,004
300	*	Diamond Management & Technology Consultants, Inc	3,342
938	*	Digitas, Inc	9,024
188	*	Diversa Corp	1,508
723	*	eResearch Technology, Inc	5,864
180	*	Essex Corp	3,132
753	*	Exelixis, Inc	6,559
172	*	Exponent, Inc	2,867
953		Fluor Corp	73,276
594	*	Gen-Probe, Inc	27,853
340	*	Harris Interactive, Inc	2,074
577	*	Hewitt Associates, Inc	13,998
188	*	Huron Consulting Group, Inc	7,370
678	*	ICOS Corp	16,991
755	*	Incyte Corp	3,194
200	*	Infrasource Services, Inc	3,510
780	*	Isis Pharmaceuticals, Inc	5,600
637	*	Jacobs Engineering Group, Inc	47,603
135	*	Kendle International, Inc	4,323
84		Landauer, Inc	4,263
139	*	LECG Corp	2,608
673	*	Lexicon Genetics, Inc	2,537
302	*	Lifecell Corp	9,730
348	*	Luminex Corp	6,344
241		MAXIMUS, Inc	6,290
317	*	Maxygen, Inc	2,634
1,275	*	Monogram Biosciences, Inc	1,951
2,573		Moody’s Corp	168,223
60	*	MTC Technologies, Inc	1,442
364	*	Myriad Genetics, Inc	8,973
440	*	Navigant Consulting, Inc	8,826
292	*	Omnicell, Inc	5,224
3,608		Paychex, Inc	132,955
367	*	Per-Se Technologies, Inc	8,360
282	*	PharmaNet Development Group, Inc	5,479
1,722		Quest Diagnostics, Inc	105,317
560	*	Regeneron Pharmaceuticals, Inc	8,786
1,490	*	Rentech, Inc	6,899
514	*	Resources Connection, Inc	13,770
207	*	Rigel Pharmaceuticals, Inc	2,126
560	*	Savient Pharmaceuticals, Inc	3,646
219	*	Senomyx, Inc	3,366
821	*	Shaw Group, Inc	19,408
299	*	Symyx Technologies, Inc	6,336
100	*	Tejon Ranch Co	4,243
510	*	Telik, Inc	9,073
677	*	Tetra Tech, Inc	11,793
148	*	Trimeris, Inc	1,302

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

556	*	URS Corp	$21,623
316		Washington Group International, Inc	18,600
512		Watson Wyatt & Co Holdings	20,951

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,164,552

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
406	*	Home Solutions of America, Inc	2,225

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	2,225

FABRICATED METAL PRODUCTS - 0.38%
283	*	Alliant Techsystems, Inc	22,940
84		Ameron International Corp	5,581
389		Aptargroup, Inc	19,792
1,163		Ball Corp	47,043
170		CIRCOR International, Inc	5,194
1,236		Commercial Metals Co	25,128
132	*	Commercial Vehicle Group, Inc	2,542
593		Crane Co	24,787
1,891	*	Crown Holdings, Inc	35,173
110		Dynamic Materials Corp	3,566
420	*	Griffon Corp	10,025
190		Gulf Island Fabrication, Inc	4,957
5,333		Illinois Tool Works, Inc	239,452
155		Insteel Industries, Inc	3,080
792	*	Jacuzzi Brands, Inc	7,912
153	*	Ladish Co, Inc	4,419
100		Lifetime Brands, Inc	1,852
400	*	Mobile Mini, Inc	11,364
277	*	Mueller Water Products, Inc	4,047
260	*	NCI Building Systems, Inc	15,124
1,126		Pentair, Inc	29,490
200		Silgan Holdings, Inc	7,512
400		Simpson Manufacturing Co, Inc	10,812
314	*	Smith & Wesson Holding Corp	4,358
657		Snap-On, Inc	29,269
812	*	Taser International, Inc	6,220
154		Valmont Industries, Inc	8,047
255		Watts Water Technologies, Inc (Class A)	8,099

		TOTAL FABRICATED METAL PRODUCTS	597,785

FOOD AND KINDRED PRODUCTS - 2.85%
8,208		Anheuser-Busch Cos, Inc	389,962
7,044		Archer Daniels Midland Co	266,827
100	*	Boston Beer Co, Inc (Class A)	3,285
274	*	Burger King Holdings, Inc	4,373
2,539		Campbell Soup Co	92,674
77		Coca-Cola Bottling Co Consolidated	4,772
21,770		Coca-Cola Co	972,684
3,184		Coca-Cola Enterprises, Inc	66,323
5,449		ConAgra Foods, Inc	133,392
1,994	*	Constellation Brands, Inc (Class A)	57,387
718		Corn Products International, Inc	23,364
588	*	Darling International, Inc	2,464
2,062		Del Monte Foods Co	21,548
169		Diamond Foods, Inc	2,418
200		Farmer Bros Co	4,108
635		Flowers Foods, Inc	17,069
3,694		General Mills, Inc	209,080
546	*	Gold Kist, Inc	11,379
3,546		H.J. Heinz Co	148,684
720	*	Hansen Natural Corp	23,386
1,836		Hershey Co	98,134
758		Hormel Foods Corp	27,273
125		Imperial Sugar Co	3,890
192		J&J Snack Foods Corp	5,971
633		J.M. Smucker Co	30,352

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

236	*	Jones Soda Co	$2,112
2,587		Kellogg Co	128,108
2,194		Kraft Foods, Inc (Class A)	78,238
317		Lancaster Colony Corp	14,189
400		Lance, Inc	8,808
107	*	M&F Worldwide Corp	1,573
1,442		McCormick & Co, Inc	54,767
101		MGP Ingredients, Inc	2,148
492		Molson Coors Brewing Co (Class B)	33,899
149	*	Peet’s Coffee & Tea, Inc	3,726
1,476		Pepsi Bottling Group, Inc	52,398
535		PepsiAmericas, Inc	11,417
17,678		PepsiCo, Inc	1,153,666
493	*	Performance Food Group Co	13,848
375	*	Ralcorp Holdings, Inc	18,086
110		Reddy Ice Holdings, Inc	2,662
189		Sanderson Farms, Inc	6,116
8,074		Sara Lee Corp	129,749
1,076	*	Smithfield Foods, Inc	29,074
338		Tootsie Roll Industries, Inc	9,907
300		Topps Co, Inc	2,688
323	*	TreeHouse Foods, Inc	7,639
2,559		Tyson Foods, Inc (Class A)	40,637
2,452		Wrigley (Wm.) Jr Co	112,939

		TOTAL FOOD AND KINDRED PRODUCTS	4,539,193

FOOD STORES - 0.25%
15		Arden Group, Inc (Class A)	1,746
174		Great Atlantic & Pacific Tea Co, Inc	4,190
100		Ingles Markets, Inc (Class A)	2,638
7,663		Kroger Co	177,322
327	*	Panera Bread Co (Class A)	19,048
248	*	Pantry, Inc	13,980
545	*	Pathmark Stores, Inc	5,423
431		Ruddick Corp	11,219
2,136		Supervalu, Inc	63,332
188		Weis Markets, Inc	7,482
1,432		Whole Foods Market, Inc	85,104
261	*	Wild Oats Markets, Inc	4,220

		TOTAL FOOD STORES	395,704

FORESTRY - 0.12%
834		Rayonier, Inc	31,525
2,666		Weyerhaeuser Co	164,039

		TOTAL FORESTRY	195,564

FURNITURE AND FIXTURES - 0.30%
369		Ethan Allen Interiors, Inc	12,790
642		Furniture Brands International, Inc	12,224
700		Herman Miller, Inc	23,947
668		Hillenbrand Industries, Inc	38,063
472		HNI Corp	19,626
64		Hooker Furniture Corp	938
400	*	Interface, Inc (Class A)	5,152
2,097		Johnson Controls, Inc	150,439
300		Kimball International, Inc (Class B)	5,790
500		La-Z-Boy, Inc	6,980
1,986		Leggett & Platt, Inc	49,710
4,322		Masco Corp	118,509
220		Sealy Corp	2,873
580	*	Select Comfort Corp	12,690
94		Stanley Furniture Co, Inc	2,003
455	*	Tempur-Pedic International, Inc	7,812
322	*	Williams Scotsman International, Inc	6,878

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

		TOTAL FURNITURE AND FIXTURES	$476,424

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
3,069	*	Bed Bath & Beyond, Inc	117,420
1,868		Circuit City Stores, Inc	46,905
227	*	Cost Plus, Inc	2,717
713	*	GameStop Corp	32,998
259	*	Guitar Center, Inc	11,572
166		Haverty Furniture Cos, Inc	2,648
364		Knoll, Inc	7,353
573	*	Mohawk Industries, Inc	42,660
1,075		Pier 1 Imports, Inc	7,977
164	*	Restoration Hardware, Inc	1,422
838		Steelcase, Inc (Class A)	13,148
228		Tuesday Morning Corp	3,165
1,054		Williams-Sonoma, Inc	34,139

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	324,124

GENERAL BUILDING CONTRACTORS - 0.33%
39	*	Avatar Holdings, Inc	2,303
377		Beazer Homes USA, Inc	14,718
139		Brookfield Homes Corp	3,914
70	*	Cavco Industries, Inc	2,206
1,320		Centex Corp	69,458
3,307		DR Horton, Inc	79,203
439	*	Hovnanian Enterprises, Inc (Class A)	12,880
857		KB Home	37,537
1,382		Lennar Corp (Class A)	62,536
279		Levitt Corp (Class A)	3,281
111		M/I Homes, Inc	3,924
200	v*	Mascotech (Escrow)	0
170		McGrath RentCorp	4,352
338		MDC Holdings, Inc	15,700
264	*	Meritage Homes Corp	10,985
40	*	NVR, Inc	21,400
100	*	Palm Harbor Homes, Inc	1,496
173	*	Perini Corp	3,612
2,240		Pulte Homes, Inc	71,366
506		Ryland Group, Inc	21,864
670		Standard-Pacific Corp	15,745
155		Technical Olympic USA, Inc	1,524
1,348	*	Toll Brothers, Inc	37,852
473		Walter Industries, Inc	20,188
202	*	WCI Communities, Inc	3,523

		TOTAL GENERAL BUILDING CONTRACTORS	521,567

GENERAL MERCHANDISE STORES - 1.79%
521	*	99 Cents Only Stores	6,163
797	*	BJ’s Wholesale Club, Inc	23,256
1,248	*	Big Lots, Inc	24,723
325	*	Cabela’s, Inc	7,062
547		Casey’s General Stores, Inc	12,182
100	*	Conn’s, Inc	2,087
5,026		Costco Wholesale Corp	249,692
603		Dillard’s, Inc (Class A)	19,736
3,435		Dollar General Corp	46,819
1,605		Family Dollar Stores, Inc	46,930
5,835		Federated Department Stores, Inc	252,130
480		Fred’s, Inc	6,058
2,546		JC Penney Co, Inc	174,121
298	*	Retail Ventures, Inc	4,592
1,433		Saks, Inc	24,762
200		Stein Mart, Inc	3,042
4,780		TJX Cos, Inc	133,983
9,247		Target Corp	510,897
26,248		Wal-Mart Stores, Inc	1,294,551

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

		TOTAL GENERAL MERCHANDISE STORES	$2,842,786

HEALTH SERVICES - 1.67%
107	*	Alliance Imaging, Inc	836
216	*	Amedisys, Inc	8,569
2,283		AmerisourceBergen Corp	103,192
282	*	Amsurg Corp	6,277
375	*	Apria Healthcare Group, Inc	7,403
300	*	Bio-Reference Labs, Inc	6,735
184		Brookdale Senior Living, Inc	8,541
4,712		Caremark Rx, Inc	267,029
1,103		Cigna Corp	128,301
1,013	*	Community Health Systems, Inc	37,836
60	*	Corvel Corp	2,105
523	*	Covance, Inc	34,717
1,669	*	Coventry Health Care, Inc	85,987
296	*	Cross Country Healthcare, Inc	5,032
1,093	*	DaVita, Inc	63,252
713	*	Edwards Lifesciences Corp	33,219
242	*	Enzo Biochem, Inc	2,950
1,239	*	Express Scripts, Inc	93,532
344	*	Five Star Quality Care, Inc	3,701
228	*	Genesis HealthCare Corp	10,860
300	*	Genomic Health, Inc	4,338
285	*	Gentiva Health Services, Inc	4,685
4,112		HCA, Inc	205,148
2,418		Health Management Associates, Inc (Class A)	50,536
352	*	Healthways, Inc	15,699
109	*	Horizon Health Corp	1,664
402	*	Kindred Healthcare, Inc	11,951
1,257	*	Laboratory Corp of America Holdings	82,421
216		LCA-Vision, Inc	8,923
124	*	LHC Group, Inc	2,768
580	*	LifePoint Hospitals, Inc	20,486
1,018	*	Lincare Holdings, Inc	35,263
404	*	Magellan Health Services, Inc	17,210
760		Manor Care, Inc	39,733
300	*	Matria Healthcare, Inc	8,337
3,309		McKesson Corp	174,450
164	*	Medcath Corp	4,935
3,187	*	Medco Health Solutions, Inc	191,571
100		National Healthcare Corp	5,373
981	*	Nektar Therapeutics	14,136
336	*	Odyssey HealthCare, Inc	4,764
1,319		Omnicare, Inc	56,836
187		Option Care, Inc	2,504
514	*	Pediatrix Medical Group, Inc	23,438
1,098		Pharmaceutical Product Development, Inc	39,188
610	*	Psychiatric Solutions, Inc	20,795
117	*	Radiation Therapy Services, Inc	3,420
300	*	RehabCare Group, Inc	3,930
611	*	Sierra Health Services, Inc	23,120
300	*	Stereotaxis, Inc	3,105
250	*	Sun Healthcare Group, Inc	2,685
483	*	Sunrise Senior Living, Inc	14,427
183	*	Symbion, Inc	3,360
5,068	*	Tenet Healthcare Corp	41,254
869	*	Triad Hospitals, Inc	38,262
448	*	United Surgical Partners International, Inc	11,124
400		Universal Health Services, Inc (Class B)	23,972
121	*	VistaCare, Inc (Class A)	1,258
6,815	*	WellPoint, Inc	525,096

		TOTAL HEALTH SERVICES	2,652,239

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
396		Granite Construction, Inc	21,127

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

223	*	Matrix Service Co	$2,919
97	*	Sterling Construction Co, Inc	1,946

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	25,992

HOLDING AND OTHER INVESTMENT OFFICES - 3.94%
700		Aames Investment Corp	2,464
400		Acadia Realty Trust	10,200
353	*	Affiliated Managers Group, Inc	35,339
263	*	Affordable Residential Communities	2,548
79		Agree Realty Corp	2,595
28	*	Alexander’s, Inc	8,687
270		Alexandria Real Estate Equities, Inc	25,326
1,450		Allied Capital Corp	43,805
957		AMB Property Corp	52,740
131		American Campus Communities, Inc	3,342
1,336		American Financial Realty Trust	14,910
535		American Home Mortgage Investment Corp	18,655
1,775		Annaly Mortgage Management, Inc	23,324
503		Anthracite Capital, Inc	6,469
734		Anworth Mortgage Asset Corp	6,129
1,059		Apartment Investment & Management Co (Class A)	57,620
880		Apollo Investment Corp	18,049
134		Arbor Realty Trust, Inc	3,425
2,301		Archstone-Smith Trust	125,266
367		Ashford Hospitality Trust, Inc	4,378
811		AvalonBay Communities, Inc	97,644
630		BioMed Realty Trust, Inc	19,114
1,232		Boston Properties, Inc	127,315
918		Brandywine Realty Trust	29,881
557		BRE Properties, Inc (Class A)	33,270
612		Camden Property Trust	46,518
241		Capital Lease Funding, Inc	2,673
47		Capital Southwest Corp	5,600
200		Capital Trust, Inc	8,146
698		CBL & Associates Properties, Inc	29,253
400		Cedar Shopping Centers, Inc	6,468
65		CentraCore Properties Trust	2,064
65		Cherokee, Inc	2,380
487		Colonial Properties Trust	23,283
364		Corporate Office Properties Trust	16,293
426		Cousins Properties, Inc	14,573
820		Crescent Real Estate Equities Co	17,884
560		Deerfield Triarc Capital Corp	7,342
1,155		Developers Diversified Realty Corp	64,403
699		DiamondRock Hospitality Co	11,610
200		Digital Realty Trust, Inc	6,264
1,358		Duke Realty Corp	50,721
231		EastGroup Properties, Inc	11,518
231		Education Realty Trust, Inc	3,410
32	*	Enstar Group, Inc	3,057
300		Entertainment Properties Trust	14,796
587		Equity Inns, Inc	9,345
238		Equity Lifestyle Properties, Inc	10,879
3,887		Equity Office Properties Trust	154,547
415		Equity One, Inc	9,948
3,130		Equity Residential	158,315
232		Essex Property Trust, Inc	28,165
630		Extra Space Storage, Inc	10,905
570		Federal Realty Investment Trust	42,351
628		FelCor Lodging Trust, Inc	12,591
516		Fieldstone Investment Corp	4,505
500		First Industrial Realty Trust, Inc	22,000
172		First Potomac Realty Trust	5,198
538		Franklin Street Properties Corp	10,685
1,402		Friedman Billings Ramsey Group, Inc	11,258
1,875		General Growth Properties, Inc	89,344

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		VALUE

164	Getty Realty Corp	$4,802
81	Gladstone Capital Corp	1,783
200	Gladstone Investment Corp	2,920
344	Glenborough Realty Trust, Inc	8,851
511	Glimcher Realty Trust	12,663
158	Global Signal, Inc	7,992
300	GMH Communities Trust	3,786
143	Gramercy Capital Corp	3,605
400	Harris & Harris Group, Inc	4,912
1,524	Health Care Property Investors, Inc	47,320
685	Health Care REIT, Inc	27,407
605	Healthcare Realty Trust, Inc	23,238
365	Heritage Property Investment Trust	13,308
298	Hersha Hospitality Trust	2,861
768	Highland Hospitality Corp	11,005
629	Highwoods Properties, Inc	23,405
391	Home Properties, Inc	22,350
800	HomeBanc Corp	4,920
784	Hospitality Properties Trust	37,005
5,552	Host Marriott Corp	127,307
2,100	HRPT Properties Trust	25,095
862	IMPAC Mortgage Holdings, Inc	8,077
710	Inland Real Estate Corp	12,439
450	Innkeepers U.S.A. Trust	7,331
678	Investors Real Estate Trust	6,617
26,900	iShares Russell 3000 Index Fund	2,068,341
1,131	iStar Financial, Inc	47,163
140	JER Investors Trust, Inc	2,402
348	Kilroy Realty Corp	26,218
2,301	Kimco Realty Corp	98,644
205	Kite Realty Group Trust	3,493
873	KKR Financial Corp	21,423
388	LaSalle Hotel Properties	16,816
576	Lexington Corporate Properties Trust	12,200
900	Liberty Property Trust	43,011
249	LTC Properties, Inc	6,038
388	Luminent Mortgage Capital, Inc	3,993
781	Macerich Co	59,637
688	Mack-Cali Realty Corp	35,638
361	Maguire Properties, Inc	14,707
430	Medical Properties Trust, Inc	5,758
808	MFA Mortgage Investments, Inc	6,020
261	Mid-America Apartment Communities, Inc	15,978
593	Mills Corp	9,909
400	MortgageIT Holdings, Inc	5,632
200	National Health Investors, Inc	5,666
632	National Retail Properties, Inc	13,651
800	Nationwide Health Properties, Inc	21,392
537	New Century Financial Corp	21,109
1,216	New Plan Excel Realty Trust	32,893
463	Newcastle Investment Corp	12,691
200	Newkirk Realty Trust, Inc	3,296
300	NorthStar Realty Finance Corp	3,810
357	Novastar Financial, Inc	10,421
2,882	NTL, Inc	73,289
493	Omega Healthcare Investors, Inc	7,400
468	Pan Pacific Retail Properties, Inc	32,489
149	Parkway Properties, Inc	6,927
385	Pennsylvania Real Estate Investment Trust	16,389
1,970	Plum Creek Timber Co, Inc	67,059
500	Post Properties, Inc	23,760
513	Potlatch Corp	19,032
2,643	Prologis	150,810
235	PS Business Parks, Inc	14,171
1,235	Public Storage, Inc	106,198

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

298		RAIT Investment Trust	$8,597
113		Ramco-Gershenson Properties	3,610
2,721	*	Realogy Corp	61,712
900		Realty Income Corp	22,239
863		Reckson Associates Realty Corp	36,936
209		Redwood Trust, Inc	10,527
757		Regency Centers Corp	52,051
270		Republic Property Trust	2,975
200		Saul Centers, Inc	9,000
712		Saxon Capital, Inc	9,996
630		Senior Housing Properties Trust	13,444
2,304		Simon Property Group, Inc	208,788
192		Sizeler Property Investors, Inc	2,886
470		SL Green Realty Corp	52,499
187		Sovran Self Storage, Inc	10,388
715		Spirit Finance Corp	8,301
798		Strategic Hotels & Resorts, Inc	15,864
236		Sun Communities, Inc	7,543
631		Sunstone Hotel Investors, Inc	18,753
290		Tanger Factory Outlet Centers, Inc	10,330
106		Tarragon Corp	1,103
574		Taubman Centers, Inc	25,497
1,260		Thornburg Mortgage, Inc	32,092
1,068		Trizec Properties, Inc	30,876
620		Trustreet Properties, Inc	7,756
1,487		United Dominion Realty Trust, Inc	44,907
200		Universal Health Realty Income Trust	7,170
213		Urstadt Biddle Properties, Inc (Class A)	3,870
499		U-Store-It Trust	10,709
1,100		Ventas, Inc	42,394
1,329		Vornado Realty Trust	144,861
444		Washington Real Estate Investment Trust	17,671
842		Weingarten Realty Investors	36,223
221		Windrose Medical Properties Trust	3,907
400		Winston Hotels, Inc	4,928

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,277,663

HOTELS AND OTHER LODGING PLACES - 0.50%
226		Ameristar Casinos, Inc	4,906
370	*	Aztar Corp	19,614
459	*	Bluegreen Corp	5,265
447		Boyd Gaming Corp	17,183
370		Choice Hotels International, Inc	15,133
424	*	Gaylord Entertainment Co	18,592
300	*	Great Wolf Resorts, Inc	3,588
4,183		Hilton Hotels Corp	116,497
162	*	Isle of Capri Casinos, Inc	3,412
1,510	*	Las Vegas Sands Corp	103,209
300	*	Lodgian, Inc	3,984
200		Marcus Corp	4,594
3,640		Marriott International, Inc (Class A)	140,650
1,216	*	MGM Mirage	48,020
200	*	Monarch Casino & Resort, Inc	3,878
190	*	Morgans Hotel Group Co	2,375
200	*	Riviera Holdings Corp	4,086
2,333		Starwood Hotels & Resorts Worldwide, Inc	133,424
489		Station Casinos, Inc	28,279
303	*	Trump Entertainment Resorts, Inc	5,139
378	*	Vail Resorts, Inc	15,128
2,177	*	Wyndham Worldwide Corp	60,891
506	*	Wynn Resorts Ltd	34,413

		TOTAL HOTELS AND OTHER LODGING PLACES	792,260

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.17%
8,003		3M Co	595,583

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

86		Aaon, Inc	$1,962
282		Actuant Corp	14,128
961	*	AGCO Corp	24,361
301		Albany International Corp (Class A)	9,578
1,937		American Standard Cos, Inc	81,296
16,669		Applied Materials, Inc	295,541
200	*	Astec Industries, Inc	5,050
140	*	ASV, Inc	2,087
800	*	Asyst Technologies, Inc	5,408
900	*	Axcelis Technologies, Inc	6,354
739		Black & Decker Corp	58,640
243		Black Box Corp	9,458
315	*	Blount International, Inc	3,156
547		Briggs & Stratton Corp	15,070
693	*	Brooks Automation, Inc	9,044
300		Bucyrus International, Inc (Class A)	12,726
339		Carlisle Cos, Inc	28,510
126		Cascade Corp	5,752
7,184		Caterpillar, Inc	472,707
638		CDW Corp	39,352
1,000	*	Cirrus Logic, Inc	7,290
196	*	Columbus McKinnon Corp	3,534
491		Cummins, Inc	58,542
500		Curtiss-Wright Corp	15,175
400	*	Cymer, Inc	17,564
2,452		Deere & Co	205,747
24,616	*	Dell, Inc	562,229
772		Diebold, Inc	33,605
818		Donaldson Co, Inc	30,184
2,253		Dover Corp	106,882
138	*	Dresser-Rand Group, Inc	2,815
159	*	Dril-Quip, Inc	10,761
1,646		Eaton Corp	113,327
630	*	Electronics for Imaging, Inc	14,414
25,216	*	EMC Corp	302,088
1,000	*	Emulex Corp	18,170
215	*	EnPro Industries, Inc	6,463
1,363	*	Entegris, Inc	14,870
1,016	*	Extreme Networks, Inc	3,688
381	*	Flow International Corp	4,942
584	*	Flowserve Corp	29,545
715	*	FMC Technologies, Inc	38,396
530	*	Gardner Denver, Inc	17,532
2,668	*	Gateway, Inc	5,043
106	*	Gehl Co	2,839
110,904		General Electric Co	3,914,911
512	*	Global Imaging Systems, Inc	11,300
254	*	Goodman Global, Inc	3,391
125		Gorman-Rupp Co	4,088
771		Graco, Inc	30,115
1,415	*	Grant Prideco, Inc	53,812
29,852		Hewlett-Packard Co	1,095,270
201	*	Hydril	11,268
533		IDEX Corp	22,946
515	*	Intermec, Inc	13,575
16,566		International Business Machines Corp	1,357,418
3,610		International Game Technology	149,815
278	*	Intevac, Inc	4,670
1,988		Jabil Circuit, Inc	56,797
1,373		Joy Global, Inc	51,639
85	*	Kadant, Inc	2,088
300		Kaydon Corp	11,106
458		Kennametal, Inc	25,946
348	*	Komag, Inc	11,122
400	*	Kulicke & Soffa Industries, Inc	3,536

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

1,500	*	Lam Research Corp	$67,995
111	*	LB Foster Co	1,787
657		Lennox International, Inc	15,045
1,076	*	Lexmark International, Inc	62,042
100		Lindsay Manufacturing Co	2,875
200		Lufkin Industries, Inc	10,584
696		Manitowoc Co, Inc	31,174
400	*	Micros Systems, Inc	19,568
47	*	Middleby Corp	3,622
500		Modine Manufacturing Co	12,165
66		Nacco Industries, Inc (Class A)	8,970
158	*	NATCO Group, Inc	4,550
400	*	Netgear, Inc	8,236
100		NN, Inc	1,183
282		Nordson Corp	11,241
540	*	Oil States International, Inc	14,850
1,385		Pall Corp	42,672
888	*	Palm, Inc	12,929
1,231		Parker Hannifin Corp	95,686
448	*	Paxar Corp	8,951
300	*	ProQuest Co	3,906
1,916	*	Quantum Corp	4,177
301	*	Rackable Systems, Inc	8,238
200	*	RBC Bearings, Inc	4,830
78		Robbins & Myers, Inc	2,412
1,880		Rockwell Automation, Inc	109,228
1,316	*	Safeguard Scientifics, Inc	2,579
2,091	*	SanDisk Corp	111,952
200		Sauer-Danfoss, Inc	4,796
266	*	Scansource, Inc	8,068
702	*	Scientific Games Corp (Class A)	22,324
100	*	Semitool, Inc	1,034
240	*	Sigma Designs, Inc	3,588
2,320		Smith International, Inc	90,016
10,117	*	Solectron Corp	32,981
687		SPX Corp	36,713
100		Standex International Corp	2,788
884		Stanley Works	44,067
2,550		Symbol Technologies, Inc	37,893
139	*	Tecumseh Products Co (Class A)	2,114
200		Tennant Co	4,868
1,044	*	Terex Corp	47,210
918		Timken Co	27,338
514		Toro Co	21,675
138	*	TurboChef Technologies, Inc	1,918
200	*	Ultratech, Inc	2,664
678	*	VA Software Corp	2,726
1,402	*	Varian Medical Systems, Inc	74,853
423	*	VeriFone Holdings, Inc	12,077
303		Watsco, Inc	13,941
2,275	*	Western Digital Corp	41,178
371		Woodward Governor Co	12,443
762	*	Zebra Technologies Corp (Class A)	27,234

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,416,175

INSTRUMENTS AND RELATED PRODUCTS - 4.10%
186	*	Abaxis, Inc	4,351
400	*	Abiomed, Inc	5,916
200	*	ADE Corp	6,404
746	*	Advanced Medical Optics, Inc	29,504
766	*	Affymetrix, Inc	16,515
4,527	*	Agilent Technologies, Inc	147,988
700	*	Align Technology, Inc	7,966
1,565		Allergan, Inc	176,235

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

728	*	American Medical Systems Holdings, Inc	$13,417
87	*	American Science & Engineering, Inc	4,221
150		Analogic Corp	7,698
200	*	Anaren, Inc	4,214
131	*	Angiodynamics, Inc	2,713
2,057		Applera Corp (Applied Biosystems Group)	68,107
94	*	Argon ST, Inc	2,253
365	*	Armor Holdings, Inc	20,925
272		Arrow International, Inc	8,652
300	*	Arthrocare Corp	14,058
200	*	Aspect Medical Systems, Inc	3,414
116		Badger Meter, Inc	2,922
1,132		Bard (C.R.), Inc	84,900
605		Bausch & Lomb, Inc	30,329
7,025		Baxter International, Inc	319,357
655		Beckman Coulter, Inc	37,702
2,591		Becton Dickinson & Co	183,106
2,577		Biomet, Inc	82,954
208	*	Bio-Rad Laboratories, Inc (Class A)	14,712
178	*	Biosite, Inc	8,229
13,141	*	Boston Scientific Corp	194,355
104	*	Bruker BioSciences Corp	729
362	*	Candela Corp	3,949
609	*	Cepheid, Inc	4,397
298	*	Cerus Corp	1,654
151		CNS, Inc	4,263
324	*	Coherent, Inc	11,230
200		Cohu, Inc	3,566
450	*	Conmed Corp	9,500
464		Cooper Cos, Inc	24,824
1,023	*	Credence Systems Corp	2,916
200	*	Cyberonics, Inc	3,506
2,592		Danaher Corp	177,993
100		Datascope Corp	3,347
1,794		Dentsply International, Inc	54,017
392	*	Depomed, Inc	1,599
284	*	Dionex Corp	14,467
190	*	DJ Orthopedics, Inc	7,891
378		DRS Technologies, Inc	16,507
3,037		Eastman Kodak Co	68,029
137		EDO Corp	3,135
911	*	Encore Medical Corp	5,739
270	*	ESCO Technologies, Inc	12,431
266	*	Esterline Technologies Corp	8,980
160	*	ev3, Inc	2,722
81	*	Excel Technology, Inc	2,397
177	*	FEI Co	3,736
1,341	*	Fisher Scientific International, Inc	104,920
768	*	Flir Systems, Inc	20,859
497	*	Formfactor, Inc	20,939
469	*	Fossil, Inc	10,102
145	*	Foxhollow Technologies, Inc	4,958
272	*	Haemonetics Corp	12,730
360	*	HealthTronics, Inc	2,221
219	*	Herley Industries, Inc	2,711
504	*	Hologic, Inc	21,934
111	*	ICU Medical, Inc	5,048
193	*	I-Flow Corp	2,320
200	*	II-VI, Inc	4,984
383	*	Illumina, Inc	12,654
900	*	Input/Output, Inc	8,937
159	*	Integra LifeSciences Holdings Corp	5,959
388	*	Intermagnetics General Corp	10,495
139	*	Intralase Corp	2,740
337	*	Intuitive Surgical, Inc	35,537

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

316		Invacare Corp	$7,432
400	*	Ionatron, Inc	1,924
170	*	IRIS International, Inc	1,955
304	*	Itron, Inc	16,963
345	*	Ixia	3,074
31,612		Johnson & Johnson	2,052,883
66	*	Kensey Nash Corp	1,932
2,062		Kla-Tencor Corp	91,697
731	*	Kopin Corp	2,449
479	*	Kyphon, Inc	17,924
887	*	L-1 Identity Solutions, Inc	11,575
522	*	LTX Corp	2,615
114	*	Measurement Specialties, Inc	2,126
98	*	Medical Action Industries, Inc	2,635
12,932		Medtronic, Inc	600,562
409		Mentor Corp	20,610
187	*	Merit Medical Systems, Inc	2,539
471	*	Mettler-Toledo International, Inc	31,157
550	*	Millipore Corp	33,715
300		Mine Safety Appliances Co	10,692
429	*	MKS Instruments, Inc	8,713
180	*	Molecular Devices Corp	3,328
200		Movado Group, Inc	5,084
221		MTS Systems Corp	7,147
650		National Instruments Corp	17,771
200	*	Natus Medical, Inc	2,730
100	*	Neurometrix, Inc	1,901
407	*	Newport Corp	6,634
360	*	NuVasive, Inc	7,240
200		Oakley, Inc	3,410
42	*	OYO Geospace Corp	2,384
200	*	Palomar Medical Technologies, Inc	8,440
1,291		PerkinElmer, Inc	24,439
200	*	Photon Dynamics, Inc	2,654
2,370		Pitney Bowes, Inc	105,157
306		PolyMedica Corp	13,100
828	*	Resmed, Inc	33,327
764	*	Respironics, Inc	29,498
162	*	Rofin-Sinar Technologies, Inc	9,845
988		Roper Industries, Inc	44,203
351	*	Rudolph Technologies, Inc	6,434
561	*	Sirf Technology Holdings, Inc	13,458
182		Sirona Dental Systems, Inc	5,993
326	*	Sonic Solutions, Inc	4,968
150	*	SonoSite, Inc	4,260
330	*	Spectranetics Corp	3,861
3,840	*	St. Jude Medical, Inc	135,514
800		STERIS Corp	19,248
3,186		Stryker Corp	157,994
376	*	Symmetry Medical, Inc	5,674
450	*	Techne Corp	22,887
993		Tektronix, Inc	28,727
385	*	Teledyne Technologies, Inc	15,246
2,014	*	Teradyne, Inc	26,504
1,728	*	Thermo Electron Corp	67,962
800	*	ThermoGenesis Corp	3,096
483	*	Thoratec Corp	7,540
594	*	Trimble Navigation Ltd	27,966
200	*	TriPath Imaging, Inc	1,806
100		United Industrial Corp	5,350
396	*	Varian, Inc	18,165
262	*	Veeco Instruments, Inc	5,279
328	*	Ventana Medical Systems, Inc	13,392
404	*	Viasys Healthcare, Inc	11,005
200	*	Vital Images, Inc	6,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

61		Vital Signs, Inc	$3,453
1,078	*	Waters Corp	48,812
282	*	Wright Medical Group, Inc	6,839
9,840	*	Xerox Corp	153,110
300		X-Rite, Inc	3,222
43		Young Innovations, Inc	1,546
2,600	*	Zimmer Holdings, Inc	175,500
100	*	Zoll Medical Corp	3,589
198	*	Zygo Corp	2,525

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,517,394

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,460		AON Corp	117,190
1,188		Brown & Brown, Inc	36,305
200		Clark, Inc	2,254
245		Crawford & Co (Class B)	1,664
1,000		Gallagher (Arthur J.) & Co	26,670
3,216		Hartford Financial Services Group, Inc	278,988
394		Hilb Rogal & Hobbs Co	16,804
97	*	James River Group, Inc	2,847
5,936		Marsh & McLennan Cos, Inc	167,098
378		National Financial Partners Corp	15,509
600	*	USI Holdings Corp	8,130

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	673,459

INSURANCE CARRIERS - 4.58%
300		21st Century Insurance Group	4,485
6,068		Aetna, Inc	239,989
5,225		Aflac, Inc	239,096
321		Alfa Corp	5,544
53	*	Alleghany Corp	15,318
6,713		Allstate Corp	421,106
1,149		Ambac Financial Group, Inc	95,080
400		American Equity Investment Life Holding Co	4,908
619		American Financial Group, Inc	29,050
23,563		American International Group, Inc	1,561,284
143		American National Insurance Co	16,574
87	*	American Physicians Capital, Inc	4,209
539	*	AMERIGROUP Corp	15,927
418		AmerUs Group Co	28,428
400	*	Argonaut Group, Inc	12,412
1,403		Assurant, Inc	74,934
125		Baldwin & Lyons, Inc (Class B)	3,028
161		Bristol West Holdings, Inc	2,343
444	*	Centene Corp	7,299
4,414		Chubb Corp	229,351
1,593		Cincinnati Financial Corp	76,560
303	*	CNA Financial Corp	10,914
100	*	CNA Surety Corp	2,020
556		Commerce Group, Inc	16,708
1,557	*	Conseco, Inc	32,681
394		Delphi Financial Group, Inc (Class A)	15,713
168		Direct General Corp	2,261
143		Donegal Group, Inc	2,891
583		Erie Indemnity Co (Class A)	30,532
79		FBL Financial Group, Inc (Class A)	2,644
1,901		Fidelity National Financial, Inc	79,177
300		Fidelity National Title Group, Inc	6,288
180	*	First Acceptance Corp	2,068
914		First American Corp	38,699
210	*	Fpic Insurance Group, Inc	8,318
4,777		Genworth Financial, Inc	167,243
68		Great American Financial Resources, Inc	1,423
600		Hanover Insurance Group, Inc	26,778

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

206		Harleysville Group, Inc	$7,208
1,158		HCC Insurance Holdings, Inc	38,075
1,175	*	Health Net, Inc	51,136
276	*	HealthExtras, Inc	7,814
320	*	Healthspring, Inc	6,160
467		Horace Mann Educators Corp	8,980
1,774	*	Humana, Inc	117,244
205		Infinity Property & Casualty Corp	8,432
77		Kansas City Life Insurance Co	3,507
200		LandAmerica Financial Group, Inc	13,158
1,742		Leucadia National Corp	45,588
3,060		Lincoln National Corp	189,965
4,743		Loews Corp	179,760
104	*	Markel Corp	42,709
1,466		MBIA, Inc	90,071
288		Mercury General Corp	14,288
4,792		Metlife, Inc	271,611
852		MGIC Investment Corp	51,094
70		Midland Co	3,032
110	*	Molina Healthcare, Inc	3,890
173		National Interstate Corp	4,256
19		National Western Life Insurance Co (Class A)	4,368
590		Nationwide Financial Services, Inc (Class A)	28,379
117	*	Navigators Group, Inc	5,617
154		Odyssey Re Holdings Corp	5,202
652		Ohio Casualty Corp	16,867
2,437		Old Republic International Corp	53,980
609	*	Philadelphia Consolidated Holding Co	24,226
1,122		Phoenix Cos, Inc	15,708
400	*	PMA Capital Corp (Class A)	3,528
973		PMI Group, Inc	42,627
200		Presidential Life Corp	4,474
2,994		Principal Financial Group	162,514
338	*	ProAssurance Corp	16,657
8,315		Progressive Corp	204,050
737		Protective Life Corp	33,718
5,253		Prudential Financial, Inc	400,541
910		Radian Group, Inc	54,600
310		Reinsurance Group Of America, Inc	16,098
200		RLI Corp	10,158
1,297		Safeco Corp	76,432
200		Safety Insurance Group, Inc	9,732
109	*	SCPIE Holdings, Inc	2,566
169	*	SeaBright Insurance Holdings, Inc	2,361
328		Selective Insurance Group, Inc	17,256
7,361		St. Paul Travelers Cos, Inc	345,157
648		Stancorp Financial Group, Inc	28,920
200		State Auto Financial Corp	6,110
200		Stewart Information Services Corp	6,954
1,092		Torchmark Corp	68,916
176		Tower Group, Inc	5,870
212		Transatlantic Holdings, Inc	12,807
173	*	Triad Guaranty, Inc	8,852
234		United Fire & Casualty Co	7,324
14,354		UnitedHealth Group, Inc	706,217
500		Unitrin, Inc	22,085
417	*	Universal American Financial Corp	6,701
3,132		UnumProvident Corp	60,729
1,705		W.R. Berkley Corp	60,340
356	*	WellCare Health Plans, Inc	20,160
20		Wesco Financial Corp	8,740
401		Zenith National Insurance Corp	15,996

		TOTAL INSURANCE CARRIERS	7,294,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
610	*	Corrections Corp of America	$26,383
100	*	Geo Group, Inc	4,225

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	30,608

LEATHER AND LEATHER PRODUCTS - 0.13%
200	*	CROCS, Inc	6,790
4,088	*	Coach, Inc	140,627
200	*	Genesco, Inc	6,894
385	*	Iconix Brand Group, Inc	6,199
150		Steven Madden Ltd	5,886
558	*	Timberland Co (Class A)	16,054
60		Weyco Group, Inc	1,342
600		Wolverine World Wide, Inc	16,986

		TOTAL LEATHER AND LEATHER PRODUCTS	200,778

LEGAL SERVICES - 0.01%
452	*	FTI Consulting, Inc	11,327
154		Pre-Paid Legal Services, Inc	6,109

		TOTAL LEGAL SERVICES	17,436

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
804		Laidlaw International, Inc	21,973

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	21,973

LUMBER AND WOOD PRODUCTS - 0.03%
80		American Woodmark Corp	2,695
749	*	Champion Enterprises, Inc	5,168
100		Deltic Timber Corp	4,766
1,157		Louisiana-Pacific Corp	21,717
100		Skyline Corp	3,821
200		Universal Forest Products, Inc	9,810

		TOTAL LUMBER AND WOOD PRODUCTS	47,977

METAL MINING - 0.34%
348		Cleveland-Cliffs, Inc	13,262
3,160	*	Coeur d’Alene Mines Corp	14,884
496		Foundation Coal Holdings, Inc	16,056
2,049		Freeport-McMoRan Copper & Gold, Inc (Class A)	109,130
1,552	*	Hecla Mining Co	8,908
4,444		Newmont Mining Corp	189,981
2,198		Phelps Dodge Corp	186,171
168		Royal Gold, Inc	4,558
345	*	Stillwater Mining Co	2,898

		TOTAL METAL MINING	545,848

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
300		Blyth, Inc	7,299
806		Callaway Golf Co	10,567
423		Daktronics, Inc	8,752
1,494		Fortune Brands, Inc	112,214
1,875		Hasbro, Inc	42,656
211	*	Jakks Pacific, Inc	3,762
506	*	K2, Inc	5,935
4,259		Mattel, Inc	83,902
275		Nautilus, Inc	3,781
538	*	Progressive Gaming International Corp	4,412
191	*	RC2 Corp	6,404
100	*	Russ Berrie & Co, Inc	1,524
393	*	Shuffle Master, Inc	10,615
100	*	Steinway Musical Instruments, Inc	2,800

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

529		Yankee Candle Co, Inc	$15,484

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	320,107

MISCELLANEOUS RETAIL - 1.29%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,041
110	*	AC Moore Arts & Crafts, Inc	2,093
3,395	*	Amazon.com, Inc	109,047
565		Barnes & Noble, Inc	21,436
4,277		Best Buy Co, Inc	229,076
334		Big 5 Sporting Goods Corp	7,615
158	*	Blue Nile, Inc	5,743
155		Books-A-Million, Inc	2,767
792		Borders Group, Inc	16,157
200	*	Build-A-Bear Workshop, Inc	4,554
400		Cash America International, Inc	15,632
558	*	CKX, Inc	6,947
557	*	Coldwater Creek, Inc	16,019
8,712		CVS Corp	279,829
137	*	dELiA*s, Inc	1,055
368	*	Dick’s Sporting Goods, Inc	16,751
1,155	*	Dollar Tree Stores, Inc	35,759
1,133	*	Drugstore.com, Inc	3,909
131	*	Ezcorp, Inc	5,067
324	*	GSI Commerce, Inc	4,808
373	*	Hibbett Sporting Goods, Inc	9,765
300		Longs Drug Stores Corp	13,803
1,386		Michaels Stores, Inc	60,346
391		MSC Industrial Direct Co (Class A)	15,929
333	*	Nutri/System, Inc	20,743
3,040	*	Office Depot, Inc	120,688
769		OfficeMax, Inc	31,329
93	*	Overstock.com, Inc	1,630
611	*	Petco Animal Supplies, Inc	17,499
1,575		Petsmart, Inc	43,706
254	*	Priceline.com, Inc	9,345
5,731	*	Rite Aid Corp	26,019
854	*	Sears Holdings Corp	135,009
192	*	Stamps.com, Inc	3,660
7,722		Staples, Inc	187,876
1,527		Tiffany & Co	50,696
180	*	Valuevision International, Inc (Class A)	2,086
10,791		Walgreen Co	479,012
362		World Fuel Services Corp	14,643
490	*	Zale Corp	13,593
100	*	Zumiez, Inc	2,700

		TOTAL MISCELLANEOUS RETAIL	2,045,382

MOTION PICTURES - 1.45%
466	*	Avid Technology, Inc	16,972
1,979	*	Blockbuster, Inc (Class A)	7,599
100		Carmike Cinemas, Inc	1,718
7,121		CBS Corp	200,599
3,011	*	Discovery Holding Co (Class A)	43,539
428	*	DreamWorks Animation SKG, Inc (Class A)	10,661
171	*	Gaiam, Inc	2,208
524	*	Macrovision Corp	12,414
24,566		News Corp (Class A)	482,722
687		Regal Entertainment Group (Class A)	13,616
1,240	*	Time Warner Telecom, Inc (Class A)	23,572
42,487		Time Warner, Inc	774,538
23,408		Walt Disney Co	723,541

		TOTAL MOTION PICTURES	2,313,699

NONDEPOSITORY INSTITUTIONS - 1.76%
163	*	Accredited Home Lenders Holding Co	5,858
700		Advance America Cash Advance Centers, Inc	10,094

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

199		Advanta Corp (Class B)	$7,343
1,546		American Capital Strategies Ltd	61,021
11,571		American Express Co	648,902
1,465	*	AmeriCredit Corp	36,610
410		Ares Capital Corp	7,142
111		Asta Funding, Inc	4,161
3,188		Capital One Financial Corp	250,768
964		CapitalSource, Inc	24,890
555		CharterMac	11,078
2,151		CIT Group, Inc	104,603
218	*	CompuCredit Corp	6,586
6,454		Countrywide Financial Corp	226,148
104	*	Credit Acceptance Corp	3,087
859		Doral Financial Corp	5,661
10,354		Fannie Mae	578,892
160		Federal Agricultural Mortgage Corp (Class C)	4,235
274		Financial Federal Corp	7,343
250	*	First Cash Financial Services, Inc	5,148
331		First Marblehead Corp	22,925
7,328		Freddie Mac	486,066
499	*	INVESTools, Inc	5,304
505		MCG Capital Corp	8,247
200	*	Nelnet, Inc	6,148
300		NGP Capital Resources Co	4,377
300	*	Ocwen Financial Corp	4,470
4,371		SLM Corp	227,205
42		Student Loan Corp	8,072
200		Technology Investment Capital Corp	2,926
109	*	United PanAm Financial Corp	1,687
199	*	World Acceptance Corp	8,752

		TOTAL NONDEPOSITORY INSTITUTIONS	2,795,749

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
200		AMCOL International Corp	4,982
350		Compass Minerals International, Inc	9,909
495		Florida Rock Industries, Inc	19,161
1,088		Vulcan Materials Co	85,136

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	119,188

OIL AND GAS EXTRACTION - 1.67%
4,889		Anadarko Petroleum Corp	214,285
117	*	Arena Resources, Inc	3,758
252	*	Atlas America, Inc	10,755
191	*	ATP Oil & Gas Corp	7,056
282	*	Atwood Oceanics, Inc	12,682
727	*	Aurora Oil & Gas Corp	2,225
3,583		Baker Hughes, Inc	244,361
130	*	Basic Energy Services, Inc	3,172
400		Berry Petroleum Co (Class A)	11,264
310	*	Bill Barrett Corp	7,614
3,222		BJ Services Co	97,079
184	*	Bois d’Arc Energy, Inc	2,815
400	*	Brigham Exploration Co	2,708
200	*	Bronco Drilling Co, Inc	3,516
525		Cabot Oil & Gas Corp (Class A)	25,163
230	*	Callon Petroleum Co	3,119
1,292	*	Cameron International Corp	62,417
202	*	Carrizo Oil & Gas, Inc	5,210
564	*	Cheniere Energy, Inc	16,756
3,647		Chesapeake Energy Corp	105,690
900		Cimarex Energy Co	31,671
100	*	Clayton Williams Energy, Inc	3,030
303	*	CNX Gas Corp	7,021
284	*	Complete Production Services, Inc	5,606
432	*	Comstock Resources, Inc	11,729
80	*	Dawson Geophysical Co	2,376

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

399		Delta & Pine Land Co	$16,160
500	*	Delta Petroleum Corp	11,260
1,296	*	Denbury Resources, Inc	37,454
630		Diamond Offshore Drilling, Inc	45,593
300	*	Edge Petroleum Corp	4,941
520	*	Encore Acquisition Co	12,657
464	*	Energy Partners Ltd	11,438
1,653		ENSCO International, Inc	72,451
1,290		Equitable Resources, Inc	45,124
420	*	EXCO Resources, Inc	5,212
311	*	Exploration Co of Delaware, Inc	2,976
559	*	Forest Oil Corp	17,659
1,187	*	Gasco Energy, Inc	3,205
900	*	Global Industries Ltd	14,004
87	*	GMX Resources, Inc	2,731
111	*	Goodrich Petroleum Corp	3,343
2,200	*	Grey Wolf, Inc	14,696
11,032		Halliburton Co	313,860
1,111	*	Hanover Compressor Co	20,242
318	*	Harvest Natural Resources, Inc	3,291
993	*	Helix Energy Solutions Group, Inc	33,166
1,072		Helmerich & Payne, Inc	24,688
200	*	Hercules Offshore, Inc	6,210
291	*	Houston Exploration Co	16,049
793	*	Mariner Energy, Inc	14,567
254	*	McMoRan Exploration Co	4,506
910	*	Meridian Resource Corp	2,785
173	*	Metretek Technologies, Inc	2,066
1,814	*	National Oilwell Varco, Inc	106,210
1,000	*	Newpark Resources, Inc	5,330
548	*	Oceaneering International, Inc	16,878
522	*	Parallel Petroleum Corp	10,471
1,200	*	Parker Drilling Co	8,496
1,800		Patterson-UTI Energy, Inc	42,768
1,557	*	PetroHawk Energy Corp	16,162
165	*	Petroleum Development Corp	6,582
435	*	Petroquest Energy, Inc	4,537
452	*	Pioneer Drilling Co	5,804
1,444		Pioneer Natural Resources Co	56,489
819	*	Plains Exploration & Production Co	35,143
564		Pogo Producing Co	23,096
1,760	*	Pride International, Inc	48,259
209	*	Quest Resource Corp	1,856
679	*	Quicksilver Resources, Inc	21,660
1,430		Range Resources Corp	36,093
607	*	Rosetta Resources, Inc	10,422
1,179		Rowan Cos, Inc	37,292
225		RPC, Inc	4,122
245	*	SEACOR Holdings, Inc	20,213
1,884	*	Southwestern Energy Co	56,275
600		St. Mary Land & Exploration Co	22,026
296	*	Stone Energy Corp	11,982
373	*	Sulphco, Inc	2,316
821	*	Superior Energy Services	21,559
70	*	Superior Well Services, Inc	1,386
270	*	Swift Energy Co	11,291
391	*	Syntroleum Corp	1,873
810	*	Tetra Technologies, Inc	19,570
565		Tidewater, Inc	24,967
672	*	Todco	23,251
248	*	Toreador Resources Corp	4,568
754	*	Transmeridian Exploration, Inc	2,978
127	*	Trico Marine Services, Inc	4,286
300	*	Union Drilling, Inc	3,300
486	*	Unit Corp	22,341

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

621	*	Vaalco Energy, Inc	$4,459
350	*	Veritas DGC, Inc	23,037
136		W&T Offshore, Inc	3,973
580	*	Warren Resources, Inc	7,064
104	*	Warrior Energy Service Corp	2,678
347	*	W-H Energy Services, Inc	14,390
413	*	Whiting Petroleum Corp	16,561
3,962		XTO Energy, Inc	166,919

		TOTAL OIL AND GAS EXTRACTION	2,656,345

PAPER AND ALLIED PRODUCTS - 0.52%
1,090		Bemis Co	35,817
591		Bowater, Inc	12,157
600	*	Buckeye Technologies, Inc	5,100
200	*	Caraustar Industries, Inc	1,594
676	*	Cenveo, Inc	12,722
151		Chesapeake Corp	2,161
397		Glatfelter	5,379
556	*	Graphic Packaging Corp	2,035
166		Greif, Inc (Class A)	13,298
5,332		International Paper Co	184,647
4,901		Kimberly-Clark Corp	320,329
679		Longview Fibre Co	13,797
1,952		MeadWestvaco Corp	51,748
500	*	Mercer International, Inc	4,720
162		Neenah Paper, Inc	5,545
886		Packaging Corp of America	20,555
424	*	Playtex Products, Inc	5,682
390		Rock-Tenn Co (Class A)	7,722
136		Schweitzer-Mauduit International, Inc	2,581
2,686	*	Smurfit-Stone Container Corp	30,083
1,093		Sonoco Products Co	36,769
1,238		Temple-Inland, Inc	49,644
334		Wausau Paper Corp	4,509

		TOTAL PAPER AND ALLIED PRODUCTS	828,594

PERSONAL SERVICES - 0.15%
1,456		Cintas Corp	59,448
300		Coinmach Service Corp	2,979
300	*	Coinstar, Inc	8,634
187		G & K Services, Inc (Class A)	6,812
3,572		H&R Block, Inc	77,655
300		Jackson Hewitt Tax Service, Inc	9,003
542		Regis Corp	19,431
3,415		Service Corp International	31,896
100		Unifirst Corp	3,124
450		Weight Watchers International, Inc	19,953

		TOTAL PERSONAL SERVICES	238,935

PETROLEUM AND COAL PRODUCTS - 5.85%
200		Alon USA Energy, Inc	5,898
3,492		Apache Corp	220,694
692		Ashland, Inc	44,136
23,613		Chevron Corp	1,531,539
17,656		ConocoPhillips	1,051,062
4,685		Devon Energy Corp	295,858
200		ElkCorp	5,430
2,539		EOG Resources, Inc	165,162
64,620		Exxon Mobil Corp	4,336,002
1,200		Frontier Oil Corp	31,896
150	*	Giant Industries, Inc	12,180
474	*	Headwaters, Inc	11,068
2,633		Hess Corp	109,059
524		Holly Corp	22,705
3,869		Marathon Oil Corp	297,526

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

2,029		Murphy Oil Corp	$96,479
1,371	*	Newfield Exploration Co	52,838
1,948		Noble Energy, Inc	88,809
9,118		Occidental Petroleum Corp	438,667
1,474		Sunoco, Inc	91,668
747		Tesoro Corp	43,311
6,594		Valero Energy Corp	339,393
174		WD-40 Co	6,207
170		Western Refining, Inc	3,951

		TOTAL PETROLEUM AND COAL PRODUCTS	9,301,538

PRIMARY METAL INDUSTRIES - 0.94%
1,400	*	AK Steel Holding Corp	16,996
9,266		Alcoa, Inc	259,819
400	*	Aleris International, Inc	20,216
1,122		Allegheny Technologies, Inc	69,777
400		Belden CDT, Inc	15,292
300	*	Brush Engineered Materials, Inc	7,461
260		Carpenter Technology Corp	27,953
256	*	Century Aluminum Co	8,614
482		Chaparral Steel Co	16,417
572	*	CommScope, Inc	18,796
16,645	*	Corning, Inc	406,304
255	*	Encore Wire Corp	8,999
490	*	General Cable Corp	18,723
250		Gibraltar Industries, Inc	5,545
649		Hubbell, Inc (Class B)	31,087
355	*	Lone Star Technologies, Inc	17,175
337		Matthews International Corp (Class A)	12,405
443	*	Maverick Tube Corp	28,720
372		Mueller Industries, Inc	13,083
300	*	NS Group, Inc	19,365
3,327		Nucor Corp	164,653
89		Olympic Steel, Inc	2,213
422	*	Oregon Steel Mills, Inc	20,623
1,471		Precision Castparts Corp	92,908
450		Quanex Corp	13,658
240	*	RTI International Metals, Inc	10,459
281		Schnitzer Steel Industries, Inc (Class A)	8,863
530		Steel Dynamics, Inc	26,739
200		Steel Technologies, Inc	3,926
179	*	Superior Essex, Inc	6,131
241		Texas Industries, Inc	12,546
807	*	Titanium Metals Corp	20,401
314		Tredegar Corp	5,256
1,205		United States Steel Corp	69,504
200	*	Wheeling-Pittsburgh Corp	3,422
735		Worthington Industries, Inc	12,539

		TOTAL PRIMARY METAL INDUSTRIES	1,496,588

PRINTING AND PUBLISHING - 0.61%
464	*	ACCO Brands Corp	10,329
600		American Greetings Corp (Class A)	13,872
230		Banta Corp	10,948
946		Belo (A.H.) Corp Series A	14,956
300		Bowne & Co, Inc	4,284
100	*	Consolidated Graphics, Inc	6,017
73		Courier Corp	2,711
46		CSS Industries, Inc	1,367
594		Dow Jones & Co, Inc	19,923
621	*	Dun & Bradstreet Corp	46,569
269		Ennis, Inc	5,824
861		EW Scripps Co	41,268
2,487		Gannett Co, Inc	141,336
700		Harte-Hanks, Inc	18,445

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

268		John H Harland Co	$9,769
600		John Wiley & Sons, Inc (Class A)	21,606
474		Journal Communications, Inc	5,342
446		Journal Register Co	2,529
478		Lee Enterprises, Inc	12,065
239		Martha Stewart Living Omnimedia, Inc (Class A)	4,245
571		McClatchy Co (Class A)	24,090
3,827		McGraw-Hill Cos, Inc	222,081
232		Media General, Inc (Class A)	8,751
387		Meredith Corp	19,091
1,452		New York Times Co (Class A)	33,367
100	*	Playboy Enterprises, Inc (Class B)	941
300	*	Presstek, Inc	1,617
1,202	*	Primedia, Inc	1,827
645		R.H. Donnelley Corp	34,121
2,310		R.R. Donnelley & Sons Co	76,138
973		Reader’s Digest Association, Inc (Class A)	12,610
100		Schawk, Inc	1,822
300	*	Scholastic Corp	9,345
235		Standard Register Co	3,102
621		Sun-Times Media Group, Inc	4,086
1,959		Tribune Co	64,098
554	*	Valassis Communications, Inc	9,778
57		Washington Post Co (Class B)	42,009

		TOTAL PRINTING AND PUBLISHING	962,279

RAILROAD TRANSPORTATION - 0.59%
3,895		Burlington Northern Santa Fe Corp	286,049
4,722		CSX Corp	155,023
342		Florida East Coast Industries	19,521
369	*	Genesee & Wyoming, Inc (Class A)	8,568
850	*	Kansas City Southern Industries, Inc	23,214
4,411		Norfolk Southern Corp	194,305
2,826		Union Pacific Corp	248,688

		TOTAL RAILROAD TRANSPORTATION	935,368

REAL ESTATE - 0.13%
367	*	Alderwoods Group, Inc	7,278
82		California Coastal Communities, Inc	1,686
2,010	*	CB Richard Ellis Group, Inc	49,446
59		Consolidated-Tomoka Land Co	3,786
760		Forest City Enterprises, Inc (Class A)	41,268
389		Jones Lang LaSalle, Inc	33,252
803		St. Joe Co	44,061
1,142		Stewart Enterprises, Inc (Class A)	6,692
325	*	Trammell Crow Co	11,866

		TOTAL REAL ESTATE	199,335

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.16%
78	*	AEP Industries, Inc	3,272
600		Cooper Tire & Rubber Co	6,036
100	*	Deckers Outdoor Corp	4,732
1,761	*	Goodyear Tire & Rubber Co	25,535
626	*	Jarden Corp	20,639
3,056		Newell Rubbermaid, Inc	86,546
115		PW Eagle, Inc	3,451
353		Schulman (A.), Inc	8,299
891		Sealed Air Corp	48,221
110	*	Skechers U.S.A., Inc (Class A)	2,586
267		Spartech Corp	7,148
200		Titan International, Inc	3,616
122	*	Trex Co, Inc	2,948
661		Tupperware Corp	12,863
331		West Pharmaceutical Services, Inc	12,998

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	$248,890

SECURITY AND COMMODITY BROKERS - 2.99%
850		A.G. Edwards, Inc	45,288
2,353		Ameriprise Financial, Inc	110,356
1,313		Bear Stearns Cos, Inc	183,951
215		BlackRock, Inc	32,035
200		Calamos Asset Management, Inc (Class A)	5,864
575	*	Cbot Holdings, Inc	69,454
11,123		Charles Schwab Corp	199,102
377		Chicago Mercantile Exchange Holdings, Inc	180,300
144		Cohen & Steers, Inc	4,660
4,641	*	E*Trade Financial Corp	111,013
1,207		Eaton Vance Corp	34,834
943		Federated Investors, Inc (Class B)	31,883
1,756		Franklin Resources, Inc	185,697
69		GAMCO Investors, Inc	2,626
100	*	GFI Group, Inc	5,529
4,066		Goldman Sachs Group, Inc	687,845
191		Greenhill & Co, Inc	12,801
200	*	IntercontinentalExchange, Inc	15,014
416		International Securities Exchange, Inc	19,506
452	*	Investment Technology Group, Inc	20,227
2,426		Janus Capital Group, Inc	47,841
1,289		Jefferies Group, Inc	36,737
1,234	*	Knight Capital Group, Inc	22,459
600	*	LaBranche & Co, Inc	6,222
1,387		Legg Mason, Inc	139,893
5,665		Lehman Brothers Holdings, Inc	418,417
239	*	MarketAxess Holdings, Inc	2,502
9,869		Merrill Lynch & Co, Inc	771,953
11,452		Morgan Stanley	834,965
154	*	Morningstar, Inc	5,683
1,026	*	Nasdaq Stock Market, Inc	31,026
861		Nuveen Investments, Inc	44,109
1,695	*	NYSE Group, Inc	126,701
300		optionsXpress Holdings, Inc	8,364
190	*	Piper Jaffray Cos	11,518
970		Raymond James Financial, Inc	28,363
680		SEI Investments Co	38,209
100	*	Stifel Financial Corp	3,174
121		SWS Group, Inc	3,012
2,894		T Rowe Price Group, Inc	138,478
3,306		TD Ameritrade Holding Corp	62,318
200	*	Thomas Weisel Partners Group, Inc	3,210
877		Waddell & Reed Financial, Inc (Class A)	21,706

		TOTAL SECURITY AND COMMODITY BROKERS	4,764,845

SOCIAL SERVICES - 0.01%
250	*	Bright Horizons Family Solutions, Inc	10,433
236	*	Capital Senior Living Corp	2,183
97	*	Providence Service Corp	2,676
319	*	Res-Care, Inc	6,409

		TOTAL SOCIAL SERVICES	21,701

SPECIAL TRADE CONTRACTORS - 0.06%
100		Alico, Inc	5,851
266		Chemed Corp	8,581
409		Comfort Systems USA, Inc	4,687
596	*	Dycom Industries, Inc	12,814
372	*	EMCOR Group, Inc	20,400
400	*	Insituform Technologies, Inc (Class A)	9,712
167	*	Integrated Electrical Services, Inc	2,640
120	*	Layne Christensen Co	3,428
1,376	*	Quanta Services, Inc	23,199

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

		TOTAL SPECIAL TRADE CONTRACTORS	$91,312

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
311		Apogee Enterprises, Inc	4,730
280	*	Cabot Microelectronics Corp	8,070
202		CARBO Ceramics, Inc	7,278
582		Eagle Materials, Inc	19,602
1,800		Gentex Corp	25,578
1,609	*	Owens-Illinois, Inc	24,811
363	*	US Concrete, Inc	2,363
720	b,m*	USG Corp	33,869

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	126,301

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	8,582
300		Xerium Technologies, Inc	3,324

		TOTAL TEXTILE MILL PRODUCTS	11,906

TOBACCO PRODUCTS - 1.25%
22,317		Altria Group, Inc	1,708,366
1,015		Loews Corp (Carolina Group)	56,221
1,816		Reynolds American, Inc	112,538
341		Universal Corp	12,457
1,657		UST, Inc	90,853
266		Vector Group Ltd	4,315

		TOTAL TOBACCO PRODUCTS	1,984,750

TRANSPORTATION BY AIR - 0.47%
608	*	ABX Air, Inc	3,417
114	*	Air Methods Corp	2,690
995	*	Airtran Holdings, Inc	9,870
458	*	Alaska Air Group, Inc	17,422
2,294	*	AMR Corp	53,083
218	*	Atlas Air Worldwide Holdings, Inc	9,487
281	*	Bristow Group, Inc	9,666
920	*	Continental Airlines, Inc (Class B)	26,045
356	*	EGL, Inc	12,973
622	*	ExpressJet Holdings, Inc	4,111
3,236		FedEx Corp	351,688
550	*	Frontier Airlines Holdings, Inc	4,538
1,884	*	JetBlue Airways Corp	17,465
200	*	Mesa Air Group, Inc	1,552
149	*	PHI, Inc	4,540
300	*	Republic Airways Holdings, Inc	4,656
692		Skywest, Inc	16,968
8,410		Southwest Airlines Co	140,111
1,065	*	UAL Corp	28,297
661	*	US Airways Group, Inc	29,302

		TOTAL TRANSPORTATION BY AIR	747,881

TRANSPORTATION EQUIPMENT - 2.53%
223		A.O. Smith Corp	8,793
335	*	AAR Corp	7,986
300	*	Accuride Corp	3,303
148	*	Aftermarket Technology Corp	2,628
449		American Axle & Manufacturing Holdings, Inc	7,494
90		American Railcar Industries, Inc	2,620
200		Arctic Cat, Inc	3,320
738		ArvinMeritor, Inc	10,509
939		Autoliv, Inc	51,748
761	*	BE Aerospace, Inc	16,049
8,498		Boeing Co	670,067
975		Brunswick Corp	30,410
540		Clarcor, Inc	16,465
520		Federal Signal Corp	7,930
570	*	Fleetwood Enterprises, Inc	3,836

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

19,288		Ford Motor Co	$156,040
100		Freightcar America, Inc	5,300
119	*	Fuel Systems Solutions, Inc	1,514
575	*	GenCorp, Inc	7,383
4,306		General Dynamics Corp	308,611
5,100		General Motors Corp	169,626
111	*	GenTek, Inc	3,065
1,778		Genuine Parts Co	76,685
1,292		Goodrich Corp	52,352
110		Greenbrier Cos, Inc	3,191
300		Group 1 Automotive, Inc	14,970
2,922		Harley-Davidson, Inc	183,356
468		Harsco Corp	36,340
225		Heico Corp	7,718
1,950		ITT Industries, Inc	99,977
1,080		JLG Industries, Inc	21,395
200	*	K&F Industries Holdings, Inc	3,756
200		Kaman Corp (Class A)	3,602
3,884		Lockheed Martin Corp	334,257
220		Monaco Coach Corp	2,451
654	*	Navistar International Corp	16,886
3,639		Northrop Grumman Corp	247,707
485	*	Orbital Sciences Corp	9,103
768		Oshkosh Truck Corp	38,761
2,690		Paccar, Inc	153,384
1,642	*	Pactiv Corp	46,666
457		Polaris Industries, Inc	18,806
4,755		Raytheon Co	228,288
89	*	Sequa Corp (Class A)	8,354
200		Superior Industries International, Inc	3,358
547	*	Tenneco, Inc	12,794
1,413		Textron, Inc	123,638
400		Thor Industries, Inc	16,468
122	*	TransDigm Group, Inc	2,979
804		Trinity Industries, Inc	25,865
229		Triumph Group, Inc	9,698
456	*	TRW Automotive Holdings Corp	10,976
10,797		United Technologies Corp	683,990
1,603		Visteon Corp	13,064
270		Wabash National Corp	3,696
492		Westinghouse Air Brake Technologies Corp	13,348
353		Winnebago Industries, Inc	11,077

		TOTAL TRANSPORTATION EQUIPMENT	4,033,653

TRANSPORTATION SERVICES - 0.18%
184		Ambassadors Group, Inc	5,204
1,891		CH Robinson Worldwide, Inc	84,301
121	*	Dynamex, Inc	2,511
2,282		Expeditors International Washington, Inc	101,732
538		GATX Corp	22,257
500	*	HUB Group, Inc	11,390
711		Lear Corp	14,718
400		Pacer International, Inc	11,104
262	*	RailAmerica, Inc	2,861
1,430		Sabre Holdings Corp	33,448

		TOTAL TRANSPORTATION SERVICES	289,526

TRUCKING AND WAREHOUSING - 0.43%
300		Arkansas Best Corp	12,909
250	*	Celadon Group, Inc	4,160
512		Con-way, Inc	22,948
289		Forward Air Corp	9,563
770		Heartland Express, Inc	12,074
1,272		J.B. Hunt Transport Services, Inc	26,419
690		Landstar System, Inc	29,463

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

160	*	Marten Transport Ltd	$2,734
262	*	Old Dominion Freight Line	7,868
60	*	P.A.M. Transportation Services, Inc	1,504
133	*	Saia, Inc	4,336
215	*	SIRVA, Inc	572
579	*	Swift Transportation Co, Inc	13,734
200	*	U.S. Xpress Enterprises, Inc (Class A)	4,630
6,896		United Parcel Service, Inc (Class B)	496,098
200	*	USA Truck, Inc	3,810
457		Werner Enterprises, Inc	8,550
611	*	YRC Worldwide, Inc	22,631

		TOTAL TRUCKING AND WAREHOUSING	684,003

WATER TRANSPORTATION - 0.06%
464		Alexander & Baldwin, Inc	20,588
336	*	American Commercial Lines, Inc	19,975
200	*	Gulfmark Offshore, Inc	6,368
151		Horizon Lines, Inc	2,522
253	*	Hornbeck Offshore Services, Inc	8,476
512	*	Kirby Corp	16,041
92		Maritrans, Inc	3,367
300		Overseas Shipholding Group, Inc	18,531

		TOTAL WATER TRANSPORTATION	95,868

WHOLESALE TRADE-DURABLE GOODS - 0.37%
1,016		Adesa, Inc	23,480
400		Agilysys, Inc	5,616
450		Applied Industrial Technologies, Inc	10,980
1,274	*	Arrow Electronics, Inc	34,946
480		Barnes Group, Inc	8,429
474	*	Beacon Roofing Supply, Inc	9,594
300		BlueLinx Holdings, Inc	2,856
592		BorgWarner, Inc	33,845
296		Building Material Holding Corp	7,702
200		Castle (A.M.) & Co	5,368
244	*	Conceptus, Inc	4,316
1,300	*	Cytyc Corp	31,824
400	*	Digi International, Inc	5,400
130	*	Drew Industries, Inc	3,284
480	*	Genesis Microchip, Inc	5,650
1,300		IKON Office Solutions, Inc	17,472
1,526	*	Ingram Micro, Inc (Class A)	29,238
468	*	Insight Enterprises, Inc	9,645
297	*	Interline Brands, Inc	7,330
164	*	Keystone Automotive Industries, Inc	6,235
600		Knight Transportation, Inc	10,170
45		Lawson Products, Inc	1,886
489	*	LKQ Corp	10,743
483		Martin Marietta Materials, Inc	40,871
300	*	Merge Technologies, Inc	2,064
100	*	MWI Veterinary Supply, Inc	3,353
419		Owens & Minor, Inc	13,781
1,452	*	Patterson Cos, Inc	48,802
614		PEP Boys-Manny Moe & Jack	7,890
567		Pool Corp	21,830
731	*	PSS World Medical, Inc	14,613
670		Reliance Steel & Aluminum Co	21,534
300		Ryerson Tull, Inc	6,567
616	*	Tech Data Corp	22,502
296	*	Tyler Technologies, Inc	3,827
840		W.W. Grainger, Inc	56,297
525	*	WESCO International, Inc	30,466
95	*	West Marine, Inc	1,330

		TOTAL WHOLESALE TRADE-DURABLE GOODS	581,736

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
736		Airgas, Inc	$26,621
850		Alliance One International, Inc	3,485
503	*	Allscripts Healthcare Solutions, Inc	11,292
607		Brown-Forman Corp (Class B)	46,527
4,452		Cardinal Health, Inc	292,674
266	*	Central European Distribution Corp	6,227
108	*	Core-Mark Holding Co, Inc	3,385
1,480	*	Dean Foods Co	62,190
1,446	*	Endo Pharmaceuticals Holdings, Inc	47,067
100	*	Green Mountain Coffee Roasters, Inc	3,680
317	*	Hain Celestial Group, Inc	8,103
936	*	Henry Schein, Inc	46,931
100		Kenneth Cole Productions, Inc (Class A)	2,437
330		K-Swiss, Inc (Class A)	9,920
511		Men’s Wearhouse, Inc	19,014
286		Myers Industries, Inc	4,862
180		Nash Finch Co	4,235
2,047		Nike, Inc (Class B)	179,358
559		Nu Skin Enterprises, Inc (Class A)	9,794
113	*	Nuco2, Inc	3,040
200	*	Perry Ellis International, Inc	6,176
4,797		Safeway, Inc	145,589
241	*	School Specialty, Inc	8,505
100	*	Smart & Final, Inc	1,707
348	*	Source Interlink Cos, Inc	3,306
217		Spartan Stores, Inc	3,667
400		Stride Rite Corp	5,584
6,630		Sysco Corp	221,774
1,240	*	Terra Industries, Inc	9,560
140		The Andersons, Inc	4,781
390	*	Tractor Supply Co	18,821
433	*	United Natural Foods, Inc	13,419
260		United Stationers, Inc	12,093
100		Valhi, Inc	2,325
143	*	Volcom, Inc	3,223

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,251,372

		TOTAL COMMON STOCKS (Cost $143,716,980)	158,863,846

		TOTAL PORTFOLIO - 99.83% (Cost $143,716,980)	158,863,846
		OTHER ASSETS & LIABILITIES, NET - 0.17%	270,816

		NET ASSETS - 100.00%	$159,134,662

*	Non-income producing

**	percentage is less than 0.01%

b	In bankruptcy

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.86%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
256		Chiquita Brands International, Inc	$3,425

		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,425

APPAREL AND ACCESSORY STORES - 0.81%
400		American Eagle Outfitters, Inc	17,532
89	*	AnnTaylor Stores Corp	3,726
100	*	Charming Shoppes, Inc	1,428
400	*	Chico’s FAS, Inc	8,612
400		Foot Locker, Inc	10,100
3,091		Gap, Inc	58,574
1,200	*	Kohl’s Corp	77,904
1,800		Limited Brands, Inc	47,682
800		Nordstrom, Inc	33,840
400		Ross Stores, Inc	10,164
329	*	Urban Outfitters, Inc	5,820

		TOTAL APPAREL AND ACCESSORY STORES	275,382

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
300		Liz Claiborne, Inc	11,853
200		Phillips-Van Heusen Corp	8,354
100		Polo Ralph Lauren Corp	6,469
300		VF Corp	21,885

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	48,561

AUTO REPAIR, SERVICES AND PARKING - 0.03%
67		Bandag, Inc	2,750
68		Ryder System, Inc	3,514
162	*	Wright Express Corp	3,898

		TOTAL AUTO REPAIR, SERVICES AND PARKING	10,162

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
200	*	Autozone, Inc	20,660
228	*	Carmax, Inc	9,510

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	30,170

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.11%
6,628		Home Depot, Inc	240,398
4,800		Lowe’s Cos, Inc	134,688

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	375,086

BUSINESS SERVICES - 6.38%
659	*	@Road, Inc	3,849
622	*	24/7 Real Media, Inc	5,312
140	*	3Com Corp	617
1,241	*	Activision, Inc	18,739
1,494	*	Adobe Systems, Inc	55,950
257	*	Akamai Technologies, Inc	12,847
249	*	Alliance Data Systems Corp	13,742
181	*	Altiris, Inc	3,817
114	*	aQuantive, Inc	2,693
337	*	Ariba, Inc	2,524
1,116	*	Art Technology Group, Inc	2,857
372	*	Audible, Inc	2,701

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

600	*	Autodesk, Inc	$20,868
3,083		Automatic Data Processing, Inc	145,949
733	*	BEA Systems, Inc	11,142
744	*	BearingPoint, Inc	5,848
271	*	BISYS Group, Inc	2,943
100	*	Blue Coat Systems, Inc	1,801
370	*	Bottomline Technologies, Inc	3,611
200	*	Cerner Corp	9,080
100	*	Checkfree Corp	4,132
785	*	Chordiant Software, Inc	2,410
190	*	Ciber, Inc	1,260
377	*	Click Commerce, Inc	8,528
2,141	*	CMGI, Inc	2,269
274	*	CNET Networks, Inc	2,625
1,121	*	Cogent Communications Group, Inc	12,992
460	*	Cogent, Inc	6,316
593	*	Compuware Corp	4,619
700	*	Convergys Corp	14,455
100	*	CSG Systems International, Inc	2,643
157	*	Digital River, Inc	8,026
400	*	DST Systems, Inc	24,668
647	*	Earthlink, Inc	4,704
3,364	*	eBay, Inc	95,403
800	*	Electronic Arts, Inc	44,544
966	*	Emdeon Corp	11,312
100	*	Equinix, Inc	6,010
464	*	Evergreen Energy, Inc	4,877
868	*	Expedia, Inc	13,610
169		Fair Isaac Corp	6,180
700	*	Fiserv, Inc	32,963
46	*	Getty Images, Inc	2,285
496	*	Google, Inc (Class A)	199,342
111	*	Hyperion Solutions Corp	3,827
850		IMS Health, Inc	22,644
257	*	Infocrossing, Inc	3,446
336	*	Informatica Corp	4,566
1,850	*	Innovative Solutions & Support, Inc	26,881
400	*	Internap Network Services Corp	6,088
171	*	Internet Security Systems, Inc	4,747
450	*	Interwoven, Inc	4,964
1,148	*	Intuit, Inc	36,839
246	*	Iron Mountain, Inc	10,563
200		Jack Henry & Associates, Inc	4,354
136	*	Jupitermedia Corp	1,178
216	*	Kanbay International, Inc	4,441
200	*	Kinetic Concepts, Inc	6,292
300	*	Lamar Advertising Co	16,023
626	*	Lawson Software, Inc	4,539
242	*	Lionbridge Technologies	1,846
205	*	Liquidity Services, Inc	3,196
498	*	Magma Design Automation, Inc	4,532
100		Manpower, Inc	6,127
249	*	Marchex, Inc	3,820
271	*	Mentor Graphics Corp	3,816
26,174		Microsoft Corp	715,335
448		MoneyGram International, Inc	13,019
544	*	Monster Worldwide, Inc	19,687
900	*	Novell, Inc	5,508
86	*	Nuance Communications, Inc	703
900		Omnicom Group, Inc	84,240
457	*	Opsware, Inc	4,118
290	*	Parametric Technology Corp	5,063
268	*	PDF Solutions, Inc	2,937
72	*	Portfolio Recovery Associates, Inc	3,159
303	*	Quest Software, Inc	4,327
819	*	RealNetworks, Inc	8,690
600		Robert Half International, Inc	20,382
200	*	Salesforce.com, Inc	7,176
500	*	Sapient Corp	2,725
411		ServiceMaster Co	4,607

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

196	*	Smith Micro Software, Inc	$2,818
231	*	Sohu.com, Inc	5,087
363	*	SonicWALL, Inc	3,964
1,340	*	Sonus Networks, Inc	7,048
520	*	Spherion Corp	3,718
600		Startek, Inc	7,482
384		Stellent, Inc	4,163
10,400	*	Sun Microsystems, Inc	51,688
173	*	Sybase, Inc	4,194
3,119	*	Symantec Corp	66,372
1,069	*	TIBCO Software, Inc	9,600
859	*	Tiens Biotech Group USA, Inc	2,491
700		Total System Services, Inc	15,981
165	*	Travelzoo, Inc	4,755
600	*	Unisys Corp	3,396
249		United Online, Inc	3,033
228	*	United Rentals, Inc	5,301
400	*	Valueclick, Inc	7,416
273	*	Vasco Data Security International	2,828
700	*	VeriSign, Inc	14,140
148	*	WebEx Communications, Inc	5,775
200	*	WebSideStory, Inc	2,642

		TOTAL BUSINESS SERVICES	2,163,360

CHEMICALS AND ALLIED PRODUCTS - 10.34%
6,006		Abbott Laboratories	291,651
400	*	Abraxis BioScience, Inc	11,112
100	*	Adolor Corp	1,387
1,033	*	ADVENTRX Pharmaceuticals, Inc	2,830
1,900		Air Products & Chemicals, Inc	126,103
100	*	Alexion Pharmaceuticals, Inc	3,398
100	*	Alkermes, Inc	1,585
3,911	*	Amgen, Inc	279,754
100	*	Atherogenics, Inc	1,317
89	*	AVANIR Pharmaceuticals	616
1,000		Avery Dennison Corp	60,170
1,300		Avon Products, Inc	39,858
525	*	Barr Pharmaceuticals, Inc	27,268
600	*	Bentley Pharmaceuticals, Inc	7,200
200	*	Bioenvision, Inc	1,102
400	*	BioMarin Pharmaceuticals, Inc	5,692
302	*	Bradley Pharmaceuticals, Inc	4,808
8,209		Bristol-Myers Squibb Co	204,568
325		Cabot Corp	12,090
420	*	Caraco Pharmaceutical Laboratories Ltd	4,267
100	*	Cephalon, Inc	6,175
339		Clorox Co	21,357
2,103		Colgate-Palmolive Co	130,596
568	*	Combinatorx, Inc	3,539
431	*	Connetics Corp	4,698
200		Dade Behring Holdings, Inc	8,032
504	*	Dendreon Corp	2,253
93	*	Digene Corp	4,013
3,076	*	Durect Corp	12,612
1,600		Ecolab, Inc	68,512
300	*	Encysive Pharmaceuticals, Inc	1,290
1,700	*	Forest Laboratories, Inc	86,037
1,711	*	Genentech, Inc	141,500
808	*	Genzyme Corp	54,516
300	*	Geron Corp	1,881
1,594	*	Gilead Sciences, Inc	109,508
536		H.B. Fuller Co	12,564
279	*	Hospira, Inc	10,677
500	*	Human Genome Sciences, Inc	5,770
294	*	Huntsman Corp	5,351
261	*	Inverness Medical Innovations, Inc	9,072
100	*	Invitrogen Corp	6,341
1,196	*	King Pharmaceuticals, Inc	20,368
100	*	Kos Pharmaceuticals, Inc	4,942
300		Lubrizol Corp	13,719
200		Mannatech, Inc	3,544

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

200	*	Medarex, Inc	$2,148
600		Medicis Pharmaceutical Corp (Class A)	19,410
668	*	Medimmune, Inc	19,512
8,794		Merck & Co, Inc	368,469
200	*	MGI Pharma, Inc	3,442
800	*	Millennium Pharmaceuticals, Inc	7,960
1,501		Mylan Laboratories, Inc	30,215
400	*	Nabi Biopharmaceuticals	2,312
118	*	Nastech Pharmaceutical Co, Inc	1,801
238	*	Neurocrine Biosciences, Inc	2,559
442	*	Noven Pharmaceuticals, Inc	10,661
100	*	NPS Pharmaceuticals, Inc	381
100	*	Nuvelo, Inc	1,824
200	*	OraSure Technologies, Inc	1,608
126	*	Pacific Ethanol, Inc	1,769
200	*	Par Pharmaceutical Cos, Inc	3,648
200	*	PDL BioPharma, Inc	3,840
400	*	Penwest Pharmaceuticals Co	6,660
1,206		Perrigo Co	20,466
200	*	Pharmion Corp	4,310
200	*	Pozen, Inc	2,572
875		PPG Industries, Inc	58,695
2,250		Praxair, Inc	133,110
731	*	Prestige Brands Holdings, Inc	8,143
10,356		Procter & Gamble Co	641,865
227	*	Progenics Pharmaceuticals, Inc	5,325
330	*	Renovis, Inc	4,541
1,335		Rohm & Haas Co	63,212
500		RPM International, Inc	9,495
450	*	Salix Pharmaceuticals Ltd	6,102
5,380		Schering-Plough Corp	118,844
200	*	Sepracor, Inc	9,688
500		Sigma-Aldrich Corp	37,835
186	*	Somaxon Pharmaceuticals, Inc	2,290
500	*	SuperGen, Inc	2,330
200	*	Tanox, Inc	2,364
58	*	United Therapeutics Corp	3,047
300		Valspar Corp	7,980
303	*	VCA Antech, Inc	10,926
200	*	Vertex Pharmaceuticals, Inc	6,730
600	*	Watson Pharmaceuticals, Inc	15,702
529	*	Zymogenetics, Inc	8,924

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,508,358

COMMUNICATIONS - 5.34%
1,251		Alltel Corp	69,431
800	*	American Tower Corp (Class A)	29,200
12,411		AT&T, Inc	404,102
6,000		BellSouth Corp	256,500
1,184		Cablevision Systems Corp (Class A)	26,889
1,600		Citadel Broadcasting Corp	15,040
100		Citizens Communications Co	1,404
283	*	Crown Castle International Corp	9,973
733	*	Crown Media Holdings, Inc (Class A)	3,291
409		Embarq Corp	19,783
200		Entercom Communications Corp	5,040
418	*	Entravision Communications Corp (Class A)	3,110
100	*	Fisher Communications, Inc	4,155
150		Global Payments, Inc	6,602
960		Gray Television, Inc	6,154
1,244	*	IAC/InterActiveCorp	35,777
1,135	*	Level 3 Communications, Inc	6,072
1,812	*	Liberty Global, Inc	46,641
774	*	Liberty Media Holding Corp (Capital)	64,683
3,274	*	Liberty Media Holding Corp (Interactive)	66,724
717	*	Lin TV Corp (Class A)	5,578
487	*	Mediacom Communications Corp	3,467
120	*	NeuStar, Inc	3,330
300	*	NII Holdings, Inc (Class B)	18,648
200	*	Novatel Wireless, Inc	1,926
829	*	Radio One, Inc (Class D)	5,181

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

113	*	SAVVIS, Inc	$3,221
133	*	SBA Communications Corp	3,236
1,152	*	Spanish Broadcasting System, Inc (Class A)	5,034
8,184		Sprint Nextel Corp	140,356
902	*	Terremark Worldwide, Inc	5,006
279	*	TiVo, Inc	2,118
900	*	Univision Communications, Inc (Class A)	30,906
10,476		Verizon Communications, Inc	388,974
2,107	*	Viacom, Inc	78,338
94	*	West Corp	4,540
1,293		Windstream Corp	17,055
1,500	*	Wireless Facilities, Inc	3,210
900	*	XM Satellite Radio Holdings, Inc	11,601

		TOTAL COMMUNICATIONS	1,812,296

DEPOSITORY INSTITUTIONS - 10.54%
1,500		AmSouth Bancorp	43,560
14,050		Bank of America Corp	752,659
3,100		BB&T Corp	135,718
800		Comerica, Inc	45,536
500		Commerce Bancorp, Inc	18,355
200		Compass Bancshares, Inc	11,396
3,000		Fifth Third Bancorp	114,240
200		First Horizon National Corp	7,602
400		Fremont General Corp	5,596
1,200		Golden West Financial Corp	92,700
300		IndyMac Bancorp, Inc	12,348
2,600		Keycorp	97,344
300		M&T Bank Corp	35,988
900		Marshall & Ilsley Corp	43,362
1,900		Mellon Financial Corp	74,290
3,954		National City Corp	144,716
577		New York Community Bancorp, Inc	9,451
2,259		North Fork Bancorporation, Inc	64,698
700		Northern Trust Corp	40,901
1,549		PNC Financial Services Group, Inc	112,210
520		Popular, Inc	10,109
313	*	QC Holdings, Inc	3,734
2,864		Regions Financial Corp	105,367
630		Sovereign Bancorp, Inc	13,551
1,500		State Street Corp	93,600
2,000		SunTrust Banks, Inc	154,560
900		Synovus Financial Corp	26,433
300		UnionBanCal Corp	18,270
8,800		US Bancorp	292,336
6,500		Wachovia Corp	362,700
4,890		Washington Mutual, Inc	212,568
11,400		Wells Fargo & Co	412,452
100		Zions Bancorporation	7,981

		TOTAL DEPOSITORY INSTITUTIONS	3,576,331

EATING AND DRINKING PLACES - 1.36%
900	*	AFC Enterprises	12,996
400		Applebees International, Inc	8,604
493		Darden Restaurants, Inc	20,938
7,066		McDonald’s Corp	276,422
3,234	*	Starbucks Corp	110,118
219		Tim Hortons, Inc	5,760
400		Wendy’s International, Inc	26,800

		TOTAL EATING AND DRINKING PLACES	461,638

ELECTRIC, GAS, AND SANITARY SERVICES - 5.82%
2,950	*	AES Corp	60,151
1,096		AGL Resources, Inc	40,004
1,233		Allete, Inc	53,574
921		Alliant Energy Corp	32,907
800		Aqua America, Inc	17,552
1,100		Atmos Energy Corp	31,405

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,028		Avista Corp	$48,023
500		Cascade Natural Gas Corp	13,045
1,447		Cleco Corp	36,522
2,239		Consolidated Edison, Inc	103,442
200		Crosstex Energy, Inc	17,914
447		Duquesne Light Holdings, Inc	8,788
2,382		El Paso Corp	32,490
2,300		Empire District Electric Co	51,474
300		Energen Corp	12,561
1,136		Energy East Corp	26,946
200		EnergySouth, Inc	6,750
2,200		Hawaiian Electric Industries, Inc	59,532
2,000		Idacorp, Inc	75,620
2,445		KeySpan Corp	100,587
1,515		Kinder Morgan, Inc	158,848
400		Markwest Hydrocarbon, Inc	11,200
400		Metal Management, Inc	11,136
500		MGE Energy, Inc	16,190
1,900		National Fuel Gas Co	69,065
592		Nicor, Inc	25,314
4,686		NiSource, Inc	101,874
693		Northeast Utilities	16,126
719	*	NRG Energy, Inc	32,571
900		NSTAR	30,024
2,800		OGE Energy Corp	101,108
800		Oneok, Inc	30,232
733		Otter Tail Corp	21,433
4,300		Pepco Holdings, Inc	103,931
1,000		Piedmont Natural Gas Co, Inc	25,310
4,159		Puget Energy, Inc	94,534
826		Questar Corp	67,542
200		Resource America, Inc (Class A)	4,160
2,000	*	Sierra Pacific Resources	28,680
500		South Jersey Industries, Inc	14,955
1,065		Synagro Technologies, Inc	4,494
1,076		TECO Energy, Inc	16,839
400		UGI Corp	9,780
200		UIL Holdings Corp	7,500
1,155		Unisource Energy Corp	38,496
511	*	Waste Services, Inc	4,670
287		WGL Holdings, Inc	8,995
3,378		Williams Cos, Inc	80,633
200		WPS Resources Corp	9,926

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,974,853

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.76%
1,162	*	Advanced Micro Devices, Inc	28,876
292	*	Agere Systems, Inc	4,359
700		American Power Conversion Corp	15,372
312		Ametek, Inc	13,588
2,142	*	Apple Computer, Inc	164,998
537	*	Arris Group, Inc	6,154
215	*	Atheros Communications, Inc	3,898
161		Baldor Electric Co	4,964
147	*	Benchmark Electronics, Inc	3,951
500	*	Brocade Communications Systems, Inc	3,530
408	*	CalAmp Corp	2,485
240	*	C-COR, Inc	2,059
17,400	*	Cisco Systems, Inc	400,200
2,976	*	Conexant Systems, Inc	5,952
308	*	Cree, Inc	6,194
100	*	Ditech Networks, Inc	771
178	*	Dolby Laboratories, Inc (Class A)	3,533
427	*	Emcore Corp	2,528
3,178		Emerson Electric Co	266,507
1,100	*	Finisar Corp	3,993
1,200	*	Freescale Semiconductor, Inc (Class B)	45,612

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

312	*	FuelCell Energy, Inc	$2,374
100		Harman International Industries, Inc	8,344
300	*	Harmonic, Inc	2,205
19,109		Intel Corp	393,072
100	*	Interdigital Communications Corp	3,410
600	*	InterVoice, Inc	3,804
512	*	Lattice Semiconductor Corp	3,492
77		Lincoln Electric Holdings, Inc	4,193
175	*	Loral Space & Communications, Inc	4,606
1,277	*	LSI Logic Corp	10,497
14,900	*	Lucent Technologies, Inc	34,866
155	*	McData Corp (Class A)	780
181	*	Medis Technologies Ltd	4,472
1,950	*	Micron Technology, Inc	33,930
800		Molex, Inc	31,176
391	*	MoSys, Inc	2,631
7,700		Motorola, Inc	192,500
1,600	*	MRV Communications, Inc	4,416
1,200		National Semiconductor Corp	28,236
236	*	Novellus Systems, Inc	6,528
214	*	Omnivision Technologies, Inc	3,054
951	*	ON Semiconductor Corp	5,592
1,800	*	Optical Communication Products, Inc	3,546
293		Plantronics, Inc	5,136
149	*	Plexus Corp	2,861
357	*	Polycom, Inc	8,757
200	*	Power-One, Inc	1,448
621	*	Powerwave Technologies, Inc	4,720
441	*	QLogic Corp	8,335
5,000		Qualcomm, Inc	181,750
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	998
200		RadioShack Corp	3,860
706	*	RF Micro Devices, Inc	5,351
760	*	Silicon Storage Technology, Inc	3,131
4,971	*	Sirius Satellite Radio, Inc	19,437
105	*	Sunpower Corp	2,913
400	*	Sycamore Networks, Inc	1,512
568	*	Symmetricom, Inc	4,584
312	*	Tekelec	4,043
200		Teleflex, Inc	11,128
1,300	*	Tellabs, Inc	14,248
135	*	Tessera Technologies, Inc	4,695
4,974		Texas Instruments, Inc	165,385
338	*	Thomas & Betts Corp	16,126
1,944	*	Transmeta Corp	2,236
233	*	Trident Microsystems, Inc	5,419
944	*	Triquint Semiconductor, Inc	4,909
184	*	TTM Technologies, Inc	2,153
100		Whirlpool Corp	8,411
800		Xilinx, Inc	17,560
625	*	Zhone Technologies, Inc	669
111	*	Zoran Corp	1,785

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,290,808

ENGINEERING AND MANAGEMENT SERVICES - 0.81%
200	*	Amylin Pharmaceuticals, Inc	8,814
200	*	Applera Corp (Celera Genomics Group)	2,784
200	*	Ariad Pharmaceuticals, Inc	872
880	*	Celgene Corp	38,104
42		Corporate Executive Board Co	3,776
100	*	CV Therapeutics, Inc	1,114
87	*	Digitas, Inc	837
716	*	Harris Interactive, Inc	4,368
200	*	ICOS Corp	5,012
767	*	Incyte Corp	3,244
435	*	Isis Pharmaceuticals, Inc	3,123
100	*	Lexicon Genetics, Inc	377
1,234		Moody’s Corp	80,679
139	*	Navigant Consulting, Inc	2,788

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,352		Paychex, Inc	$49,821
865		Quest Diagnostics, Inc	52,903
211	*	Regeneron Pharmaceuticals, Inc	3,311
792	*	Rentech, Inc	3,667
100	*	Symyx Technologies, Inc	2,119
318	*	Tetra Tech, Inc	5,540

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	273,253

FABRICATED METAL PRODUCTS - 0.60%
720		Commercial Metals Co	14,638
258		Dynamic Materials Corp	8,364
100		Gulf Island Fabrication, Inc	2,609
3,402		Illinois Tool Works, Inc	152,750
100	*	Jacuzzi Brands, Inc	999
200		Pentair, Inc	5,238
300		Silgan Holdings, Inc	11,268
147		Snap-On, Inc	6,549

		TOTAL FABRICATED METAL PRODUCTS	202,415

FOOD AND KINDRED PRODUCTS - 2.77%
1,603		Campbell Soup Co	58,510
1,262		Coca-Cola Enterprises, Inc	26,287
1,900		General Mills, Inc	107,540
1,908		H.J. Heinz Co	80,002
124	*	Hansen Natural Corp	4,028
964		Hershey Co	51,526
1,864		Kellogg Co	92,305
500		Pepsi Bottling Group, Inc	17,750
6,321		PepsiCo, Inc	412,508
2,399		Sara Lee Corp	38,552
1,125		Wrigley (Wm.) Jr Co	51,818

		TOTAL FOOD AND KINDRED PRODUCTS	940,826

FOOD STORES - 0.30%
3,000		Kroger Co	69,420
400	*	Pathmark Stores, Inc	3,980
604		Supervalu, Inc	17,909
200		Whole Foods Market, Inc	11,886

		TOTAL FOOD STORES	103,195

FORESTRY - 0.10%
575		Weyerhaeuser Co	35,380

		TOTAL FORESTRY	35,380

FURNITURE AND FIXTURES - 0.52%
200		Hillenbrand Industries, Inc	11,396
1,200		Johnson Controls, Inc	86,088
700		Leggett & Platt, Inc	17,521
2,240		Masco Corp	61,421

		TOTAL FURNITURE AND FIXTURES	176,426

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
865	*	Bed Bath & Beyond, Inc	33,095
500		Circuit City Stores, Inc	12,555
100	*	Mohawk Industries, Inc	7,445
100		Williams-Sonoma, Inc	3,239

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	56,334

GENERAL BUILDING CONTRACTORS - 0.43%
100		Beazer Homes USA, Inc	3,904
400		Centex Corp	21,048

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,241		DR Horton, Inc	$29,722
180	*	Hovnanian Enterprises, Inc (Class A)	5,281
400		Lennar Corp (Class A)	18,100
20		Lennar Corp (Class B)	840
7	*	NVR, Inc	3,745
1,100		Pulte Homes, Inc	35,046
200		Ryland Group, Inc	8,642
300		Standard-Pacific Corp	7,050
400	*	Toll Brothers, Inc	11,232
148	*	WCI Communities, Inc	2,581

		TOTAL GENERAL BUILDING CONTRACTORS	147,191

GENERAL MERCHANDISE STORES - 1.29%
100	*	Big Lots, Inc	1,981
2,300		Costco Wholesale Corp	114,264
853		Dollar General Corp	11,626
700		Family Dollar Stores, Inc	20,468
900		JC Penney Co, Inc	61,551
3,100		Target Corp	171,275
2,000		TJX Cos, Inc	56,060

		TOTAL GENERAL MERCHANDISE STORES	437,225

HEALTH SERVICES - 1.52%
613	*	Alliance Imaging, Inc	4,788
186	*	Amsurg Corp	4,140
190		Brookdale Senior Living, Inc	8,820
497	*	Community Health Systems, Inc	18,563
247	*	DaVita, Inc	14,294
100	*	Edwards Lifesciences Corp	4,659
500	*	Express Scripts, Inc	37,745
316	*	Five Star Quality Care, Inc	3,400
73	*	Genesis HealthCare Corp	3,477
700		Health Management Associates, Inc (Class A)	14,630
161	*	Healthways, Inc	7,181
651	*	Hythiam, Inc	4,700
600	*	Laboratory Corp of America Holdings	39,342
337	*	LifePoint Hospitals, Inc	11,903
153	*	Lincare Holdings, Inc	5,300
251	*	Medcath Corp	7,553
300	*	Nektar Therapeutics	4,323
163	*	Odyssey HealthCare, Inc	2,311
300		Omnicare, Inc	12,927
296		Option Care, Inc	3,963
185	*	Pediatrix Medical Group, Inc	8,436
496		Pharmaceutical Product Development, Inc	17,702
334	*	Psychiatric Solutions, Inc	11,386
304	*	RehabCare Group, Inc	3,982
301	*	Sierra Health Services, Inc	11,390
337	*	Sunrise Senior Living, Inc	10,066
200	*	Symbion, Inc	3,672
100	*	Triad Hospitals, Inc	4,403
292		Universal Health Services, Inc (Class B)	17,500
446	*	VistaCare, Inc (Class A)	4,638
2,712	*	WellPoint, Inc	208,960

		TOTAL HEALTH SERVICES	516,154

HOLDING AND OTHER INVESTMENT OFFICES - 2.77%
1,640		Allied Capital Corp	49,544
300		AMB Property Corp	16,533
800		Anworth Mortgage Asset Corp	6,680
917		Archstone-Smith Trust	49,921
100		AvalonBay Communities, Inc	12,040
300		Boston Properties, Inc	31,002
500		Crescent Real Estate Equities Co	10,905
500		Developers Diversified Realty Corp	27,880

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

913		Duke Realty Corp	$34,101
3,246		Equity Office Properties Trust	129,061
1,718		Equity Residential	86,896
400		General Growth Properties, Inc	19,060
400		Harris & Harris Group, Inc	4,912
300		Health Care Property Investors, Inc	9,315
1,600		Host Marriott Corp	36,688
700		HRPT Properties Trust	8,365
800		iStar Financial, Inc	33,360
1,200		Kimco Realty Corp	51,444
300		Liberty Property Trust	14,337
2,000		Luminent Mortgage Capital, Inc	20,580
400		New Plan Excel Realty Trust	10,820
250		NTL, Inc	6,358
1,000		Prologis	57,060
400		Public Storage, Inc	34,396
1,000		Simon Property Group, Inc	90,620
600		Vornado Realty Trust	65,400
489		Weingarten Realty Investors	21,037

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	938,315

HOTELS AND OTHER LODGING PLACES - 0.25%
600		Choice Hotels International, Inc	24,540
500	*	Gaylord Entertainment Co	21,925
1,201	*	Great Wolf Resorts, Inc	14,364
1,200	*	Lodgian, Inc	15,936
200		Marcus Corp	4,594
261	*	Outdoor Channel Holdings, Inc	2,842

		TOTAL HOTELS AND OTHER LODGING PLACES	84,201

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.63%
3,366		3M Co	250,498
300	*	AGCO Corp	7,605
900		American Standard Cos, Inc	37,773
5,600		Applied Materials, Inc	99,288
699	*	Axcelis Technologies, Inc	4,935
400		Black & Decker Corp	31,740
200		Briggs & Stratton Corp	5,510
100		CDW Corp	6,168
334		Cummins, Inc	39,823
1,500		Deere & Co	125,865
6,700	*	Dell, Inc	153,028
6,841	*	EMC Corp	81,955
138	*	Emulex Corp	2,507
241	*	Entegris, Inc	2,629
300	*	FMC Technologies, Inc	16,110
283		Graco, Inc	11,054
690	*	Grant Prideco, Inc	26,241
8,619		Hewlett-Packard Co	316,231
5,600		International Business Machines Corp	458,864
124	*	Intevac, Inc	2,083
104	*	Komag, Inc	3,324
174	*	Lam Research Corp	7,887
400	*	LB Foster Co	6,440
300	*	Lexmark International, Inc	17,298
258		Manitowoc Co, Inc	11,556
292		Modine Manufacturing Co	7,104
400		Nordson Corp	15,944
300		Pall Corp	9,243
208	*	ProQuest Co	2,708
71	*	Rackable Systems, Inc	1,943
508	*	Semitool, Inc	5,253
988		Smith International, Inc	38,334
3,788	*	Solectron Corp	12,349
200		SPX Corp	10,688
600		Stanley Works	29,910

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,000		Tennant Co	$24,340
83	*	TurboChef Technologies, Inc	1,154
170	*	Ultratech, Inc	2,264
400	*	Varian Medical Systems, Inc	21,356

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,909,002

INSTRUMENTS AND RELATED PRODUCTS - 5.25%
177	*	Advanced Medical Optics, Inc	7,000
100	*	Affymetrix, Inc	2,156
400		Bard (C.R.), Inc	30,000
283		Bausch & Lomb, Inc	14,187
3,100		Baxter International, Inc	140,926
200		Beckman Coulter, Inc	11,512
1,300		Becton Dickinson & Co	91,871
1,100		Biomet, Inc	35,409
4,335	*	Boston Scientific Corp	64,115
200	*	Bruker BioSciences Corp	1,402
365	*	Cepheid, Inc	2,635
1,075	*	Credence Systems Corp	3,064
600		Dentsply International, Inc	18,066
760	*	Depomed, Inc	3,101
256	*	Fisher Scientific International, Inc	20,029
104	*	Formfactor, Inc	4,382
77	*	Hologic, Inc	3,351
564	*	Input/Output, Inc	5,600
90	*	Intuitive Surgical, Inc	9,490
361	*	Ixia	3,217
11,036		Johnson & Johnson	716,678
500		Kla-Tencor Corp	22,235
598	*	LTX Corp	2,996
4,566		Medtronic, Inc	212,045
200	*	Millipore Corp	12,260
71	*	MKS Instruments, Inc	1,442
200		Movado Group, Inc	5,084
1,200		Pitney Bowes, Inc	53,244
178		Roper Industries, Inc	7,964
1,400	*	St. Jude Medical, Inc	49,406
1,400		Stryker Corp	69,426
300		Tektronix, Inc	8,679
700	*	Thermo Electron Corp	27,531
300	*	TriPath Imaging, Inc	2,709
300	*	Waters Corp	13,584
2,673	*	Xerox Corp	41,592
900	*	Zimmer Holdings, Inc	60,750

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,779,138

INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
500		Brown & Brown, Inc	15,280
309		Clark, Inc	3,482
1,000		Crawford & Co (Class B)	6,790
1,749		Hartford Financial Services Group, Inc	151,726

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	177,278

INSURANCE CARRIERS - 4.58%
1,964		Aetna, Inc	77,676
3,100		Aflac, Inc	141,856
87	*	Alleghany Corp	25,144
700		Ambac Financial Group, Inc	57,925
400		American Financial Group, Inc	18,772
320	*	AMERIGROUP Corp	9,456
613		Assurant, Inc	32,740
263	*	Centene Corp	4,324
2,800		Chubb Corp	145,488
2,061		Cincinnati Financial Corp	99,052
100		Erie Indemnity Co (Class A)	5,237
150		Hanover Insurance Group, Inc	6,695

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

400		HCC Insurance Holdings, Inc	$13,152
183	*	HealthExtras, Inc	5,181
2,018		Lincoln National Corp	125,277
700		MBIA, Inc	43,008
200		Mercury General Corp	9,922
300		MGIC Investment Corp	17,991
177	*	Molina Healthcare, Inc	6,259
300		Nationwide Financial Services, Inc (Class A)	14,430
468		Phoenix Cos, Inc	6,552
100	*	PMA Capital Corp (Class A)	882
200		PMI Group, Inc	8,762
1,800		Principal Financial Group	97,704
3,600		Progressive Corp	88,344
300		Protective Life Corp	13,725
2,650		Prudential Financial, Inc	202,063
100		Radian Group, Inc	6,000
1,000		Safeco Corp	58,930
3,716		St. Paul Travelers Cos, Inc	174,243
700		W.R. Berkley Corp	24,773
234	*	WellCare Health Plans, Inc	13,251

		TOTAL INSURANCE CARRIERS	1,554,814

LEATHER AND LEATHER PRODUCTS - 0.09%
904	*	Coach, Inc	31,098

		TOTAL LEATHER AND LEATHER PRODUCTS	31,098

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	2,760

		TOTAL LUMBER AND WOOD PRODUCTS	2,760

METAL MINING - 0.08%
1,000		Royal Gold, Inc	27,130

		TOTAL METAL MINING	27,130

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
200		Callaway Golf Co	2,622
271	*	K2, Inc	3,179
2,242		Mattel, Inc	44,167

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	49,968

MISCELLANEOUS RETAIL - 1.38%
886	*	Amazon.com, Inc	28,458
1,050		Best Buy Co, Inc	56,238
3,000		CVS Corp	96,360
188	*	GSI Commerce, Inc	2,790
200		Michaels Stores, Inc	8,708
700	*	Office Depot, Inc	27,790
200		Petsmart, Inc	5,550
16	*	Priceline.com, Inc	589
2,460		Staples, Inc	59,852
300		Tiffany & Co	9,960
3,500		Walgreen Co	155,365
446		World Fuel Services Corp	18,041

		TOTAL MISCELLANEOUS RETAIL	469,701

MOTION PICTURES - 1.90%
97	*	Avid Technology, Inc	3,533
1,119	*	Discovery Holding Co (Class A)	16,181
200		Regal Entertainment Group (Class A)	3,964

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

18,864		Time Warner, Inc	$343,891
8,927		Walt Disney Co	275,933

		TOTAL MOTION PICTURES	643,502

NONDEPOSITORY INSTITUTIONS - 3.04%
174	*	Accredited Home Lenders Holding Co	6,254
200		Advanta Corp (Class A)	6,794
1,099		American Capital Strategies Ltd	43,378
5,653		American Express Co	317,020
300	*	AmeriCredit Corp	7,497
112		Asta Funding, Inc	4,199
1,250		Capital One Financial Corp	98,325
500		CapitalSource, Inc	12,910
1,123		CIT Group, Inc	54,611
138	*	CompuCredit Corp	4,169
2,300		Countrywide Financial Corp	80,592
115	*	Credit Acceptance Corp	3,413
800		Doral Financial Corp	5,272
101		Federal Agricultural Mortgage Corp (Class C)	2,673
100		First Marblehead Corp	6,926
3,400		Freddie Mac	225,522
900		MCG Capital Corp	14,697
1,095		Medallion Financial Corp	12,078
202	*	Nelnet, Inc	6,209
2,200		SLM Corp	114,356
105	*	World Acceptance Corp	4,618

		TOTAL NONDEPOSITORY INSTITUTIONS	1,031,513

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
900		AMCOL International Corp	22,419
200		Florida Rock Industries, Inc	7,742
700		Vulcan Materials Co	54,775

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	84,936

OIL AND GAS EXTRACTION - 3.09%
3,812		Anadarko Petroleum Corp	167,080
177	*	Atlas America, Inc	7,554
830		Baker Hughes, Inc	56,606
400		Berry Petroleum Co (Class A)	11,264
500		Cabot Oil & Gas Corp (Class A)	23,965
600	*	Callon Petroleum Co	8,136
400	*	Cameron International Corp	19,324
400	*	Cheniere Energy, Inc	11,884
1,491		Chesapeake Energy Corp	43,209
615		Cimarex Energy Co	21,642
300	*	Delta Petroleum Corp	6,756
1,200	*	Denbury Resources, Inc	34,680
400	*	Edge Petroleum Corp	6,588
300	*	Encore Acquisition Co	7,302
500	*	Energy Partners Ltd	12,325
800		ENSCO International, Inc	35,064
1,900		Equitable Resources, Inc	66,462
399	*	Forest Oil Corp	12,604
900	*	Global Industries Ltd	14,004
1,800	*	Grey Wolf, Inc	12,024
530	*	Helix Energy Solutions Group, Inc	17,702
808		Helmerich & Payne, Inc	18,608
118	*	Houston Exploration Co	6,508
1,100	*	Meridian Resource Corp	3,366
683	*	National Oilwell Varco, Inc	39,990
1,754	*	PetroHawk Energy Corp	18,207
200	*	Petroleum Development Corp	7,978
1,009		Pioneer Natural Resources Co	39,472
529	*	Plains Exploration & Production Co	22,699

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

500		Pogo Producing Co	$20,475
1,100	*	Pride International, Inc	30,162
400	*	Quicksilver Resources, Inc	12,760
600		Range Resources Corp	15,144
359		Rowan Cos, Inc	11,355
389	*	Southwestern Energy Co	11,619
500		St. Mary Land & Exploration Co	18,355
100	*	Stone Energy Corp	4,048
400	*	Swift Energy Co	16,728
500		Tidewater, Inc	22,095
104	*	Toreador Resources Corp	1,916
300	*	Unit Corp	13,791
500		W&T Offshore, Inc	14,605
300	*	Whiting Petroleum Corp	12,030
2,137		XTO Energy, Inc	90,032

		TOTAL OIL AND GAS EXTRACTION	1,048,118

PAPER AND ALLIED PRODUCTS - 0.93%
400		Bemis Co	13,144
400		Bowater, Inc	8,228
1,496		International Paper Co	51,806
2,200		Kimberly-Clark Corp	143,792
1,800		MeadWestvaco Corp	47,718
300		Packaging Corp of America	6,960
700		Sonoco Products Co	23,548
500		Temple-Inland, Inc	20,050

		TOTAL PAPER AND ALLIED PRODUCTS	315,246

PETROLEUM AND COAL PRODUCTS - 2.64%
162		Alon USA Energy, Inc	4,777
2,702		Apache Corp	170,766
100		Ashland, Inc	6,378
2,934		Devon Energy Corp	185,282
1,476		EOG Resources, Inc	96,014
1,024		Frontier Oil Corp	27,218
148	*	Headwaters, Inc	3,456
1,159		Hess Corp	48,006
253		Holly Corp	10,962
1,267		Murphy Oil Corp	60,246
600	*	Newfield Exploration Co	23,124
1,554		Noble Energy, Inc	70,847
900		Sunoco, Inc	55,971
2,400		Valero Energy Corp	123,528
323		Western Refining, Inc	7,507

		TOTAL PETROLEUM AND COAL PRODUCTS	894,082

PRIMARY METAL INDUSTRIES - 1.31%
400	*	Aleris International, Inc	20,216
213	*	Brush Engineered Materials, Inc	5,297
489	*	Century Aluminum Co	16,455
242		Chaparral Steel Co	8,243
177	*	CommScope, Inc	5,816
4,227	*	Corning, Inc	103,181
350		Gibraltar Industries, Inc	7,763
300		Hubbell, Inc (Class B)	14,370
300	*	Lone Star Technologies, Inc	14,514
200	*	Maverick Tube Corp	12,966
397		Mueller Industries, Inc	13,962
500	*	NS Group, Inc	32,275
1,786		Nucor Corp	88,389
139		Olympic Steel, Inc	3,456
150		Quanex Corp	4,553
259		Steel Dynamics, Inc	13,067
300		Steel Technologies, Inc	5,889
500		Tredegar Corp	8,370

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

528		United States Steel Corp	$30,455
400	*	Wheeling-Pittsburgh Corp	6,844
1,705		Worthington Industries, Inc	29,087

		TOTAL PRIMARY METAL INDUSTRIES	445,168

PRINTING AND PUBLISHING - 0.92%
200		Dow Jones & Co, Inc	6,708
200	*	Dun & Bradstreet Corp	14,998
400		EW Scripps Co	19,172
2,186		McGraw-Hill Cos, Inc	126,854
522		New York Times Co (Class A)	11,995
72		R.H. Donnelley Corp	3,809
1,629		Tribune Co	53,301
100		Washington Post Co (Class B)	73,700

		TOTAL PRINTING AND PUBLISHING	310,537

RAILROAD TRANSPORTATION - 0.62%
1,994		CSX Corp	65,463
500	*	Kansas City Southern Industries, Inc	13,655
2,985		Norfolk Southern Corp	131,489

		TOTAL RAILROAD TRANSPORTATION	210,607

REAL ESTATE - 0.04%
480	*	CB Richard Ellis Group, Inc	11,808
100		Stewart Enterprises, Inc (Class A)	586

		TOTAL REAL ESTATE	12,394

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
200		Cooper Tire & Rubber Co	2,012
170		Sealed Air Corp	9,200

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	11,212

SECURITY AND COMMODITY BROKERS - 3.29%
300		A.G. Edwards, Inc	15,984
692		Ameriprise Financial, Inc	32,455
101	*	Cbot Holdings, Inc	12,200
4,100		Charles Schwab Corp	73,390
100		Chicago Mercantile Exchange Holdings, Inc	47,825
1,237	*	E*Trade Financial Corp	29,589
200		Eaton Vance Corp	5,772
300		Federated Investors, Inc (Class B)	10,143
1,300		Franklin Resources, Inc	137,475
1,610		Goldman Sachs Group, Inc	272,364
137		International Securities Exchange, Inc	6,424
500		Janus Capital Group, Inc	9,860
90		Jefferies Group, Inc	2,565
300		Legg Mason, Inc	30,258
4,036		Merrill Lynch & Co, Inc	315,696
188	*	Nasdaq Stock Market, Inc	5,685
436	*	NYSE Group, Inc	32,591
300		SEI Investments Co	16,857
1,200		T Rowe Price Group, Inc	57,420

		TOTAL SECURITY AND COMMODITY BROKERS	1,114,553

SOCIAL SERVICES - 0.01%
249	*	Capital Senior Living Corp	2,303

		TOTAL SOCIAL SERVICES	2,303

SPECIAL TRADE CONTRACTORS - 0.03%
75		Chemed Corp	2,420

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

518	*	Quanta Services, Inc	$8,733

		TOTAL SPECIAL TRADE CONTRACTORS	11,153

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
100		Apogee Enterprises, Inc	1,521
51	*	Cabot Microelectronics Corp	1,470
150		CARBO Ceramics, Inc	5,404
54		Eagle Materials, Inc	1,819
400		Gentex Corp	5,684

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	15,898

TEXTILE MILL PRODUCTS - 0.03%
200		Oxford Industries, Inc	8,582

		TOTAL TEXTILE MILL PRODUCTS	8,582

TRANSPORTATION BY AIR - 0.65%
101	*	Air Methods Corp	2,384
200	*	Airtran Holdings, Inc	1,984
185	*	Alaska Air Group, Inc	7,037
700	*	Continental Airlines, Inc (Class B)	19,817
1,034	*	ExpressJet Holdings, Inc	6,835
1,038		FedEx Corp	112,810
321	*	Frontier Airlines Holdings, Inc	2,648
225	*	JetBlue Airways Corp	2,086
390	*	Mesa Air Group, Inc	3,026
267		Skywest, Inc	6,547
3,389		Southwest Airlines Co	56,461

		TOTAL TRANSPORTATION BY AIR	221,635

TRANSPORTATION EQUIPMENT - 0.97%
200		American Axle & Manufacturing Holdings, Inc	3,338
400		ArvinMeritor, Inc	5,696
800		Autoliv, Inc	44,088
1,500	*	BE Aerospace, Inc	31,635
558		Brunswick Corp	17,404
1,400		Genuine Parts Co	60,382
1,329		Harley-Davidson, Inc	83,395
230		Harsco Corp	17,860
400		JLG Industries, Inc	7,924
282	*	Navistar International Corp	7,281
200		Superior Industries International, Inc	3,358
800	*	Tenneco, Inc	18,712
400	*	TRW Automotive Holdings Corp	9,628
1,400		Visteon Corp	11,410
300		Westinghouse Air Brake Technologies Corp	8,139

		TOTAL TRANSPORTATION EQUIPMENT	330,250

TRANSPORTATION SERVICES - 0.05%
139		Expeditors International Washington, Inc	6,197
421		Sabre Holdings Corp	9,847

		TOTAL TRANSPORTATION SERVICES	16,044

TRUCKING AND WAREHOUSING - 0.62%
2,944		United Parcel Service, Inc (Class B)	211,791

		TOTAL TRUCKING AND WAREHOUSING	211,791

WATER TRANSPORTATION - 0.07%

400	*	Gulfmark Offshore, Inc	12,736

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES			VALUE

300	*	Hornbeck Offshore Services, Inc	$10,050

		TOTAL WATER TRANSPORTATION	22,786

WHOLESALE TRADE-DURABLE GOODS - 0.50%
600		Adesa, Inc	13,866
800		Barnes Group, Inc	14,048
100		BorgWarner, Inc	5,717
400		Castle (A.M.) & Co	10,736
100	*	Cytyc Corp	2,448
200		IKON Office Solutions, Inc	2,688
58		Martin Marietta Materials, Inc	4,908
104	*	MWI Veterinary Supply, Inc	3,487
400	*	Patterson Cos, Inc	13,444
900		Reliance Steel & Aluminum Co	28,926
1,005		Ryerson Tull, Inc	21,999
600		W.W. Grainger, Inc	40,212
109	*	WESCO International, Inc	6,325

		TOTAL WHOLESALE TRADE-DURABLE GOODS	168,804

WHOLESALE TRADE-NONDURABLE GOODS - 0.87%
623	*	Akorn, Inc	2,249
600	*	Allscripts Healthcare Solutions, Inc	13,470
500	*	Endo Pharmaceuticals Holdings, Inc	16,275
1,200		Nike, Inc (Class B)	105,144
1,808		Safeway, Inc	54,873
200		Stride Rite Corp	2,792
2,976		Sysco Corp	99,547

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	294,350

		TOTAL COMMON STOCKS (Cost $32,366,255)	33,867,698

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.88%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.88%
$300,000		Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	300,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $299,984)	300,000

		TOTAL PORTFOLIO - 100.74% (Cost $32,666,239)	34,167,698
		OTHER ASSETS & LIABILITIES, NET - (0.74%)	(251,169)
		NET ASSETS - 100.00%	$33,916,529

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE

COMMON STOCKS - 98.42%
AMUSEMENT AND RECREATION SERVICES - 1.06%
85,800	*	Sunterra Corp	$972,114

		TOTAL AMUSEMENT AND RECREATION SERVICES	972,114

HOLDING AND OTHER INVESTMENT OFFICES - 92.22%
42,062		Acadia Realty Trust	1,072,581
9,900		American Campus Communities, Inc	252,549
23,100		American Financial Realty Trust	257,796
89,400		Archstone-Smith Trust	4,866,936
35,100		AvalonBay Communities, Inc	4,226,040
46,900		BioMed Realty Trust, Inc	1,422,946
52,200		Boston Properties, Inc	5,394,348
35,100		BRE Properties, Inc (Class A)	2,096,523
25,000	g,v	CBRE Realty Finance, Inc	375,000
52,000		Cogdell Spencer, Inc	1,079,000
55,450		Corporate Office Properties Trust	2,481,942
25,146		Crescent Real Estate Equities Co	548,434
15,000	g,v	Crystal River Capital, Inc	343,200
25,000	g,v*	Deerfield Triarc Capital Corp	327,750
12,896		Digital Realty Trust, Inc	403,903
42,500		EastGroup Properties, Inc	2,119,050
10,200		Equity Lifestyle Properties, Inc	466,242
92,000		Equity Office Properties Trust	3,657,920
51,000		Equity Residential	2,579,580
9,100		Essex Property Trust, Inc	1,104,740
36,835		Extra Space Storage, Inc	637,614
43,400		Federal Realty Investment Trust	3,224,620
39,889		Feldman Mall Properties, Inc	439,976
6,500		First Potomac Realty Trust	196,430
47,600		General Growth Properties, Inc	2,268,140
20,000	g,v*	GSC Capital Corp	460,000
23,900		Highwoods Properties, Inc	889,319
144,200		Host Marriott Corp	3,306,506
31,300		Kilroy Realty Corp	2,358,142
57,500		Kimco Realty Corp	2,465,025
13,100		LaSalle Hotel Properties	567,754
42,600		Macerich Co	3,252,936
16,300		Mills Corp	272,373
116,177		Mission West Properties, Inc	1,325,579
33,129		Monmouth REIT (Class A)	265,032
30,000	g,v*	People’s Choice Financial Corp	276,000
71,700		Prologis	4,091,202
29,500		Public Storage, Inc	2,536,705
44,050		Regency Centers Corp	3,028,878
75,400		Simon Property Group, Inc	6,832,748
26,000		SL Green Realty Corp	2,904,200
30,000		Strategic Hotels & Resorts, Inc	596,400
62,000		Taubman Centers, Inc	2,754,040
16,000		U-Store-It Trust	343,360
40,500		Vornado Realty Trust	4,414,500

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	84,783,959

HOTELS AND OTHER LODGING PLACES - 1.73%
15,500	*	Orient-Express Hotels Ltd	579,390
17,800		Starwood Hotels & Resorts Worldwide, Inc	1,017,982

		TOTAL HOTELS AND OTHER LODGING PLACES	1,597,372

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES			VALUE

REAL ESTATE - 3.41%
40,000	g,v	Asset Capital Corp, Inc	$312,800
74,200	*	Brookfield Properties Corp	2,620,744
5,515	*	MI Developments Inc	201,022

		TOTAL REAL ESTATE	3,134,566

		TOTAL COMMON STOCKS (Cost $78,978,602)	90,488,011

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 1.12%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.12%
$1,030,000		Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	1,030,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,030,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,029,864)	1,030,000
		TOTAL PORTFOLIO - 99.54% (Cost $80,008,466)	91,518,011
		OTHER ASSETS & LIABILITIES, NET - 0.46%	419,175
		NET ASSETS - 100.00%	$91,937,186

*	Non-income producing

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2006, the value of these securities amounted to $2,094,750 or 2.28% of net assets.

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

PRINCIPAL			RATE	DATE	RATING+	VALUE

BONDS - 98.16%
CORPORATE BONDS - 39.13%
ASSET BACKED - 16.32%
$ 250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640%	09/06/13	Aaa	$254,016
846,701		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	843,751
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	401,175
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	485,803
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	247,194
460,892	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	461,110
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	250,553
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	251,042
384,838	g	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	383,871
169,126	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	169,126
295,724	g	Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	299,806
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.950	10/15/42	NR	51,482
250,000	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	249,974
250,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	250,859
100,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	100,603
1,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	1,001,293
425,498	g,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	430,937
1,719,999	g	TRAINS	5.940	01/25/07	A3	1,719,604
3,420,000	g	TRAINS	6.962	01/15/12	A3	3,617,231

		TOTAL ASSET BACKED				11,469,430

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
100,000		Home Depot, Inc	5.400	03/01/16	Aa3	99,256

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				99,256

CHEMICALS AND ALLIED PRODUCTS - 0.63%
150,000		Abbott Laboratories	5.600	05/15/11	A1	152,704
100,000		Genentech, Inc	5.250	07/15/35	A1	93,502
100,000		Lubrizol Corp	5.500	10/01/14	Baa3	97,283
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	98,196

		TOTAL CHEMICALS AND ALLIED PRODUCTS				441,685

COMMUNICATIONS - 2.02%
100,000		AT&T, Inc	6.150	09/15/34	A2	97,116
100,000		BellSouth Corp	6.875	10/15/31	A2	104,198
50,000		Comcast Corp	6.500	01/15/17	Baa2	52,160
100,000		Comcast Corp	6.500	11/15/35	Baa2	100,487
100,000		COX Communications, Inc	5.450	12/15/14	Baa3	96,520
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	122,371
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	128,200
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	122,010
100,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	93,683
100,000		Verizon Global Funding Corp	7.375	09/01/12	A3	109,504
100,000		Verizon Global Funding Corp	5.850	09/15/35	A3	94,014
200,000	g	Viacom, Inc	5.750	04/30/11	Baa3	199,629
100,000		Vodafone Group plc	6.250	11/30/32	A3	99,201

		TOTAL COMMUNICATIONS				1,419,093

DEPOSITORY INSTITUTIONS - 2.31%
100,000		Bank of America Corp	5.750	08/15/16	Aa3	101,789
100,000		Bank One Corp	5.900	11/15/11	A1	102,721

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	DATE	RATING+	VALUE

225,000		Citigroup, Inc	5.125%	05/05/14	Aa1	$222,255
200,000		Citigroup, Inc	5.850	12/11/34	Aa1	202,141
100,000		FIA Card Services NA	4.625	08/03/09	Aa1	98,837
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	243,935
150,000		Union Bank of California NA	5.950	05/11/16	A2	154,282
100,000		US Bank NA	5.700	12/15/08	Aa2	101,042
100,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	100,271
100,000		Wachovia Corp	5.250	08/01/14	A1	98,784
100,000		Wells Fargo & Co	5.300	08/26/11	Aa1	100,574
100,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	95,788

		TOTAL DEPOSITORY INSTITUTIONS				1,622,419

ELECTRIC, GAS, AND SANITARY SERVICES - 0.91%
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	96,129
100,000		Consolidated Edison Co of New York	5.500	09/15/16	A1	100,369
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	104,206
100,000		Florida Power & Light Co	4.850	02/01/13	Aa3	97,958
50,000		Northern States Power Co	6.250	06/01/36	A2	53,074
100,000		Southern California Edison Co	5.350	07/15/35	A2	93,306
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	95,562

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				640,604

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.14%
100,000		Cisco Systems, Inc	5.250	02/22/11	A1	100,481

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				100,481

FOOD AND KINDRED PRODUCTS - 0.13%
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	93,384

		TOTAL FOOD AND KINDRED PRODUCTS				93,384

GENERAL BUILDING CONTRACTORS - 0.20%
100,000		Centex Corp	5.250	06/15/15	Baa2	93,344
50,000		Centex Corp	6.500	05/01/16	Baa2	50,523

		TOTAL GENERAL BUILDING CONTRACTORS				143,867

GENERAL MERCHANDISE STORES - 0.60%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	221,829
100,000		Target Corp	5.875	07/15/16	A1	103,553
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	96,312

		TOTAL GENERAL MERCHANDISE STORES				421,694

HEALTH SERVICES - 0.14%
100,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	99,095

		TOTAL HEALTH SERVICES				99,095

HOLDING AND OTHER INVESTMENT OFFICES - 0.14%
100,000		iStar Financial, Inc	5.700	03/01/14	Baa2	99,418

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				99,418

INSTRUMENTS AND RELATED PRODUCTS - 0.13%
100,000		Medtronic, Inc	4.750	09/15/15	A1	95,146

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				95,146

INSURANCE CARRIERS - 0.56%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	97,173
100,000		Metlife, Inc	5.000	06/15/15	A2	96,693
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A3	102,892

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	DATE	RATING+	VALUE

100,000		WellPoint, Inc	5.000%	01/15/11	Baa1	$98,723

		TOTAL INSURANCE CARRIERS				395,481

METAL MINING - 0.27%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	95,367
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	94,357

		TOTAL METAL MINING				189,724

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
100,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	100,931

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				100,931

MOTION PICTURES - 0.43%
100,000		Historic TW, Inc	6.625	05/15/29	Baa2	99,561
100,000		News America, Inc	5.300	12/15/14	Baa2	98,158
100,000		Walt Disney Co	5.700	07/15/11	A3	101,854

		TOTAL MOTION PICTURES				299,573

NONDEPOSITORY INSTITUTIONS - 2.93%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	191,793
148,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	152,806
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	103,481
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	519,360
100,000		HSBC Finance Corp	5.250	01/14/11	Aa3	99,973
250,000		HSBC Finance Corp	5.700	06/01/11	Aa3	254,427
200,000		HSBC Finance Corp	5.500	01/19/16	Aa3	199,959
100,000		John Deere Capital Corp	7.000	03/15/12	A3	107,414
100,000		MBNA Corp	6.125	03/01/13	Aa2	104,149
100,000		Residential Capital Corp	6.125	11/21/08	Baa3	100,398
125,000		Residential Capital Corp	6.500	04/17/13	Baa3	127,111
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	95,846

		TOTAL NONDEPOSITORY INSTITUTIONS				2,056,717

OIL AND GAS EXTRACTION - 0.68%
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,453
100,000		Baker Hughes, Inc	6.875	01/15/29	A2	112,502
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	118,129
100,000		Petro-Canada	5.950	05/15/35	Baa2	95,226
100,000		XTO Energy, Inc	6.100	04/01/36	Baa2	99,028

		TOTAL OIL AND GAS EXTRACTION				475,338

OTHER MORTGAGE BACKED SECURITIES - 7.65%
25,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.354	09/10/47	Aaa	24,718
190,207		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	190,941
566,244		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	NR	564,652
90,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.614	12/11/40	NR	90,818
100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	101,416
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	177,407
150,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.634	04/12/38	Aaa	152,602
500,000		Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	502,300
50,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	48,829

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	DATE	RATING+	VALUE

274,577		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250%	09/25/35	NR	$273,284
100,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	NR	101,540
50,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.848	03/15/39	Aaa	51,338
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	100,781
145,203		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	145,158
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	755,633
500,000	d,i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	484,079
55,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	54,730
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	NR	77,140
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.619	02/12/39	NR	75,962
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	198,168
100,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	101,331
102,000		Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	104,767
50,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	49,538
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	NR	104,005
787,909		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	780,568
63,357		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	61,814

		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,373,519

PAPER AND ALLIED PRODUCTS - 0.14%
100,000		Bemis Co	4.875	04/01/12	Baa1	97,107

		TOTAL PAPER AND ALLIED PRODUCTS				97,107

PETROLEUM AND COAL PRODUCTS - 0.15%
100,000		ConocoPhillips	5.900	10/15/32	A1	102,530

		TOTAL PETROLEUM AND COAL PRODUCTS				102,530

PIPELINES, EXCEPT NATURAL GAS - 0.28%
100,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	98,553
100,000		TransCanada Corp	5.850	03/15/36	A2	99,552

		TOTAL PIPELINES, EXCEPT NATURAL GAS				198,105

PRIMARY METAL INDUSTRIES - 0.14%
100,000		Alcan, Inc	5.000	06/01/15	Baa1	95,444

		TOTAL PRIMARY METAL INDUSTRIES				95,444

RAILROAD TRANSPORTATION - 0.08%
50,000		Canadian National Railway Co	6.200	06/01/36	A3	53,389

		TOTAL RAILROAD TRANSPORTATION				53,389

SECURITY AND COMMODITY BROKERS - 1.29%
100,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	100,907
100,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	97,481
100,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	99,659
100,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1e	102,238
100,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	105,827
100,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	99,549
100,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	101,988
100,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	102,043
100,000		Morgan Stanley	4.750	04/01/14	A1	95,196

		TOTAL SECURITY AND COMMODITY BROKERS				904,888

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	DATE	RATING+	VALUE

TRANSPORTATION BY AIR - 0.07%
50,000		FedEx Corp	5.500%	08/15/09	Baa2	$50,222

		TOTAL TRANSPORTATION BY AIR				50,222

TRANSPORTATION EQUIPMENT - 0.51%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	103,665
100,000		Boeing Co	6.125	02/15/33	A2	107,733
100,000		General Dynamics Corp	3.000	05/15/08	A2	96,541
50,000		United Technologies Corp	6.050	06/01/36	A2	53,293

		TOTAL TRANSPORTATION EQUIPMENT				361,232

		TOTAL CORPORATE BONDS (Cost $27,793,531)				27,499,772
GOVERNMENT BONDS - 59.03%
AGENCY SECURITIES - 15.86%
486,506		Cal Dive International, Inc	4.930	02/01/27	NR	470,311
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	535,342
550,000		FFCB	4.125	04/15/09	Aaa	540,102
100,000		FFCB	5.375	07/18/11	Aaa	102,058
175,000		FFCB	5.125	08/25/16	Aaa	176,730
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	1,032,703
1,250,000		FHLMC	6.250	03/05/12	Aa2	1,254,623
575,000		FHLMC	8.250	06/01/16	NR	707,319
200,000		FHLMC	5.750	06/27/16	Aa2	208,318
500,000		Federal National Mortgage Association (FNMA)	5.210	03/16/09	Aaa	498,998
2,000,000		FNMA	5.800	06/07/11	Aaa	2,005,465
200,000		FNMA	4.125	01/30/12	Aaa	191,622
1,000,000		FNMA	5.250	08/01/12	Aa2	1,007,011
500,000		FNMA	2.000	08/17/12	Aaa	423,627
500,000		FNMA	6.470	09/25/12	Aaa	537,595
450,000	d	FNMA	5.250	09/15/16	Aaa	458,760
340,000		FNMA	6.210	08/06/38	Aaa	396,125
200,000		Private Export Funding Corp	4.550	05/15/15	Aaa	192,735
421,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	407,721

		TOTAL AGENCY SECURITIES				11,147,165

FOREIGN GOVERNMENT BONDS - 4.56%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	249,506
100,000		China Development Bank	5.000	10/15/15	A2	96,950
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	93,675
150,000		Eksportfinans A/S	5.500	05/25/16	Aaa	154,615
100,000		European Investment Bank	4.875	02/15/36	Aaa	95,680
250,000		Federal Republic of Germany	3.875	06/01/10	NR	242,974
100,000		Inter-American Development Bank	5.125	09/13/16	Aaa	101,347
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,401
100,000		Mexico Government International Bond	5.625	01/15/17	Baa1	99,095
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	106,266
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	986,034
100,000		Province of Ontario	4.750	01/19/16	Aa2	97,704
200,000		Province of Quebec Canada	5.000	03/01/16	Aa3	197,898
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	578,712

		TOTAL FOREIGN GOVERNMENT BONDS				3,201,857

MORTGAGE BACKED SECURITIES - 29.88%
503,687		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		495,478
470,268		FGLMC	5.000	07/01/33		453,810
356,912		FGLMC	5.000	11/01/33		344,421
668,427	d	FGLMC	6.000	11/01/33		673,303
397,147	v	FGLMC	5.500	03/01/36		390,197
99,652		FGLMC	6.500	05/01/36		101,513
431,461		Federal National Mortgage Association (FNMA)	6.366	12/01/08		432,450
43,936		FNMA	5.000	06/01/13		43,709
1,884,735		FNMA	4.551	01/01/15		1,817,775
346,226		FNMA	6.000	02/01/18		351,699
171,801		FNMA	5.500	04/01/18		172,099

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL			RATE	DATE	RATING+	VALUE

130,228		FNMA	5.500%	05/01/18		$130,455
150,000		FNMA	4.000	02/25/19		135,652
197,885		FNMA	4.500	03/01/19		191,194
434,167		FNMA	5.500	07/01/20		434,523
323,576		FNMA	4.500	12/01/20		312,309
300,620		FNMA	5.500	02/01/24		299,179
699,539		FNMA	5.500	07/01/24		695,563
25,480		FNMA	5.500	09/01/24		25,336
280,428		FNMA	5.500	07/01/33		277,057
1,003,663		FNMA	5.500	07/01/33		991,599
640,355		FNMA	5.500	07/01/33		632,657
388,976		FNMA	4.500	08/01/33		364,733
488,128		FNMA	4.500	09/01/33		458,248
739,749		FNMA	6.000	10/01/33		744,787
350,293		FNMA	5.000	11/01/33		337,784
1,766,538		FNMA	5.500	11/01/33		1,745,303
774,519		FNMA	5.000	03/01/34		746,860
1,389,755		FNMA	5.000	03/01/34		1,340,125
218,657		FNMA	5.500	04/01/34		215,836
95,267		FNMA	6.500	02/01/35		97,115
1,430,966		FNMA	5.000	02/25/35		1,407,732
90,183		FNMA	7.500	06/01/35		93,196
165,030		FNMA	5.500	07/01/35		162,669
185,577		FNMA	7.500	07/01/35		191,775
294,562		FNMA	7.000	01/01/36		301,116
124,847		FNMA	6.500	01/01/36		127,159
236,825		FNMA	6.500	04/01/36		241,174
277,351		FNMA	6.500	04/01/36		282,444
392,407		FNMA	6.000	06/01/36		394,217
487,425		Government National Mortgage Association (GNMA)	5.500	07/20/33		483,127
98,069		GNMA	5.000	03/15/34		95,361
362,719		GNMA	5.000	06/15/34		352,700
1,400,000		GSR Mortgage Loan Trust Series 2005-6F (Class 4A3)	6.000	07/25/35		1,416,419

		TOTAL MORTGAGE BACKED SECURITIES				21,001,858

U.S. TREASURY SECURITIES - 8.73%
2,784,000		United States Treasury Bond	8.000	11/15/21		3,725,577
192,646	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		191,016
310,183	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		319,150
750,000		United States Treasury Note	4.875	04/30/08		751,087
500,000		United States Treasury Note	2.625	05/15/08		483,595
100,000		United States Treasury Note	4.000	06/15/09		98,425
600,000		United States Treasury Note	3.625	05/15/13		567,060

		TOTAL U.S. TREASURY SECURITIES				6,135,910

		TOTAL GOVERNMENT BONDS (Cost $42,061,188)				41,486,790
		TOTAL BONDS (Cost $69,854,719)				68,986,562
SHARES

PREFERRED STOCKS - 0.14%

DEPOSITORY INSTITUTIONS - 0.14%
4,000		Bank of America Corp				102,080
		TOTAL DEPOSITORY INSTITUTIONS				102,080
		TOTAL PREFERRED STOCKS (Cost $100,000)				102,080

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		RATE	DATE	RATING+	VALUE

SHORT-TERM INVESTMENTS - 0.90%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.90%
$ 630,000	Federal Home Loan Bank (FHLB)	4.750%	10/02/06		$630,000
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				630,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $629,917)				630,000
	TOTAL PORTFOLIO - 99.20% (Cost $70,584,636)				69,718,642
	OTHER ASSETS & LIABILITIES, NET - 0.80%				561,102
	NET ASSETS - 100.00%				$70,279,744

+	As provided by Moody’s Investors Service.

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2006, the value of these securities amounted to $7,521,937 or 10.70% of net assets.

i	Floating rate or variable rate securities reflects the rate at September 30, 2006.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

PRINCIPAL			RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.39%
BANK NOTES - 2.94%
$1,135,000		Abbey National North America LLC	5.290%	11/06/06	$1,135,011

		TOTAL BANK NOTES			1,135,011

CERTIFICATES OF DEPOSIT - 3.23%
1,250,000		Wells Fargo	5.270	11/07/06	1,250,000

		TOTAL CERTIFICATES OF DEPOSIT			1,250,000

COMMERCIAL PAPER - 89.06%
690,000		American Honda Finance Corp	5.250	10/10/06	689,100
600,000		American Honda Finance Corp	5.230	11/09/06	596,601
1,006,000		Bank of America	5.245	12/01/06	997,017
980,000		Caterpillar Financial Services Corp	5.220	10/16/06	977,869
1,240,000	c	CC (USA), Inc	5.370	10/18/06	1,236,856
575,000	c	Ciesco Lp	5.280	10/12/06	574,072
692,000	c	Ciesco Lp	5.230	11/08/06	688,180
600,000		Citigroup Funding, Inc	5.250	10/13/06	598,950
700,000		Citigroup Funding, Inc	5.260	11/17/06	695,193
905,000	c	Corporate Asset Funding Corp, Inc	5.250	10/27/06	901,569
255,000	c	Corporate Asset Funding Corp, Inc	5.250	10/31/06	253,884
385,000	c	Danske Corp	5.355	10/19/06	383,969
560,000	c	Danske Corp	5.270	12/11/06	554,173
350,000	c	Danske Corp	5.255	01/18/07	344,431
1,200,000	c	Edison Asset Securitization, LLC	5.270	11/21/06	1,191,041
1,260,000	c	Fairway Finance Co, LLC	5.255	10/03/06	1,259,632
760,000	c	Gannett Co, Inc	5.190	11/09/06	755,727
500,000		General Electric Capital Corp	5.280	10/17/06	498,824
500,000		General Electric Capital Corp	5.270	11/09/06	497,145
400,000	c	Govco, Inc	5.370	10/25/06	398,568
900,000	c	Govco, Inc	5.270	11/20/06	893,413
450,000		Greenwich Capital Holdings, Inc	5.230	12/22/06	444,639
750,000	c	Greyhawk Funding LLC	5.225	01/26/07	737,264
1,000,000		Harrier Finance Funding LLC	5.270	11/15/06	993,413
1,300,000		HSBC Finance Corp	5.400	11/27/06	1,288,885
1,000,000	c	Kitty Hawk Funding Corp	5.260	10/10/06	998,730
1,285,000		Merrill Lynch & Co, Inc	5.240	12/08/06	1,272,281
1,215,000		Morgan Stanley Dean Witter	5.260	10/02/06	1,214,823
760,000	c	Nestle Capital Corp	5.310	10/04/06	759,664
1,205,000		Paccar Financial Corp	5.250	11/30/06	1,194,456
600,000	c	Private Export Funding Corp	5.250	11/03/06	597,113
380,000	c	Ranger Funding Co LLC	5.250	10/24/06	378,725
900,000	c	Ranger Funding Co LLC	5.260	12/11/06	890,664
665,000	c	Scaldis Capital LLC	5.420	12/18/06	657,191
800,000	c	Sheffield Receivables Corp	5.260	10/05/06	799,532
400,000	c	Sigma Finance, Inc	5.140	11/30/06	396,573
1,000,000		Societe Generale North America, Inc	5.360	10/12/06	998,362
300,000		Societe Generale North America, Inc	5.245	01/19/07	295,192
1,100,000		Swedish Export Credit Corp	5.230	12/14/06	1,088,174
525,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	523,180
700,000		Toronto-Dominion Holdings USA, Inc	5.250	12/15/06	692,344
1,000,000		Toyota Motor Credit Corp	5.260	11/28/06	991,526
300,000		UBS Finance, (Delaware), Inc	5.250	10/05/06	299,825
1,000,000		UBS Finance, (Delaware), Inc	5.370	10/11/06	998,508
950,000	c	Wal-Mart Stores, Inc	5.220	12/18/06	939,256

		TOTAL COMMERCIAL PAPER			34,436,534

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.16%
188,000		Federal Home Loan Mortgage Corp (FHLMC)	5.130	10/17/06	187,571
130,000		FHLMC	5.270	11/21/06	129,029

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE

61,000	FHLMC	5.300%	10/26/06	$60,776
130,000	FHLMC	5.145	01/09/07	128,126
216,000	Federal National Mortgage Association (FNMA)	5.065	11/08/06	214,845
701,000	FNMA	5.130	10/23/06	698,802
385,000	FNMA	5.160	01/24/07	378,642
198,000	FNMA	5.170	12/06/06	196,054

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,993,845

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,815,390)			38,815,390

	TOTAL PORTFOLIO - 100.39% (Cost $38,815,390)			38,815,390
	OTHER ASSETS & LIABILITIES, NET - (0.39%)			(150,524)

	NET ASSETS - 100.00%			$38,664,866

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: November 29, 2006	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)